UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04416
                                                    ----------
                                 Allegiant Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 760 Moore Road
                            King of Prussia, PA 19406
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Audrey C. Talley, Esq.
                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                           Philadelphia, PA 19103-6996
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-364-4890
                                                           --------------

                         Date of fiscal year end: May 31
                                                 -------

                    Date of reporting period: August 31, 2005
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


ALLEGIANT INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
FOREIGN STOCKS -- 92.9%
AUSTRALIA -- 4.7%
   BHP Billiton, ADR (Materials)#                        182,300     $    5,708
   Brambles Industries (Industrials)#                     84,000            566
   Computershare (Industrials)#                          173,000            882
   James Hardie Industries NV (Industrials)               98,000            640
   Leighton Holdings (Industrials)                        65,000            732
   QBE Insurance Group (Financials)#                      81,500          1,059
   Sonic Healthcare (Healthcare)                          53,000            615
                                                                     ----------
                                                                         10,202
--------------------------------------------------------------------------------
AUSTRIA -- 0.6%
   Bank Austria Creditanstalt (Financials)*                6,500            737
   Telekom Austria AG (Telecommunications)                30,000            633
                                                                     ----------
                                                                          1,370
--------------------------------------------------------------------------------
BELGIUM -- 0.9%
   Fortis (Financials)                                    40,000          1,144
   KBC Bankverzekeringsholding (Financials)               10,000            831
                                                                     ----------
                                                                          1,975
--------------------------------------------------------------------------------
BRAZIL -- 0.6%
   Gol-Linhas Aereas Inteligentes SA, ADR
      (Consumer Discretionary)                            17,000            573
   Petroleo Brasileiro SA - Petrobras, ADR
      (Energy)#                                           10,000            626
                                                                     ----------
                                                                          1,199
--------------------------------------------------------------------------------
CANADA -- 1.0%
   Methanex (Materials)                                  141,200          2,135
--------------------------------------------------------------------------------
DENMARK -- 0.3%
   TDC A/S (Telecommunications)                           11,000            585
--------------------------------------------------------------------------------
FINLAND -- 4.8%
   KCI Konecranes Oyj (Industrials)                       40,000          1,863
   Kone Oyj- Cl B (Industrials)                           39,400          2,588
   UPM-Kymmene Oyj (Materials)                           130,800          2,616
   Uponor Oyj (Industrials)                               19,000            409
   Wartsila Oyj (Industrials)                             28,000            828
   Yit-Yhtyma Oyj (Industrials)                           55,000          2,090
                                                                     ----------
                                                                         10,394
--------------------------------------------------------------------------------
FRANCE -- 7.4%
   Christian Dior SA (Consumer Discretionary)             32,300          2,594
   Compagnie de Saint-Gobain (Industrials)                42,700          2,606
   France Telecom (Telecommunications)                    29,000            877
   Imerys SA (Industrials)                                34,700          2,559
   L'Oreal (Consumer Discretionary)                        9,300            749
   Neopost (Industrials)                                   9,900            918
   Peugeot (Consumer Discretionary)                       41,000          2,558
   Sanofi-Aventis, ADR (Healthcare)                       34,000          1,454
   Schlumberger (Energy)                                   7,000            604
   Total SA, ADR (Energy)#                                 7,390            974
                                                                     ----------
                                                                         15,893
--------------------------------------------------------------------------------

                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
GERMANY -- 3.6%
   Adidas-Salomon AG (Consumer Discretionary)              7,000     $    1,256
   Bijou Brigitte Modische Accessoires AG
      (Healthcare)#                                        6,500          1,274
   Commerzbank AG (Financials)                            39,000          1,019
   Continental (Consumer Discretionary)                   32,000          2,541
   Deutsche Post AG (Industrials)                         26,000            658
   SAP, ADR (Information Technology)                      24,000          1,024
                                                                     ----------
                                                                          7,772
--------------------------------------------------------------------------------
HONG KONG -- 2.2%
   China Merchants Holdings International
      (Industrials)                                      294,000            626
   CLP Holdings (Utilities)                              108,000            631
   Espirit Holdings (Consumer Discretionary)             130,000            963
   Li & Fung (Consumer Discretionary)                    500,000          1,020
   Techtronic Industries (Information
      Technology)                                        375,000            947
   Zijin Mining Group (Materials)                      2,100,000            502
                                                                     ----------
                                                                          4,689
--------------------------------------------------------------------------------
INDIA -- 0.3%
   HDFC Bank Ltd (Financials)                             12,800            613
--------------------------------------------------------------------------------
IRELAND -- 2.2%
   CRH (Materials)                                        94,700          2,584
   FBD Holdings PLC (Financials)                          18,700            753
   Greencore (Consumer Staples)                          300,000          1,313
                                                                     ----------
                                                                          4,650
--------------------------------------------------------------------------------
ISRAEL -- 0.8%
   Comverse Technology (Information
      Technology)*                                        37,000            954
   Nice Systems, ADR (Information
      Technology)                                         19,000            821
                                                                     ----------
                                                                          1,775
--------------------------------------------------------------------------------
ITALY -- 2.3%
   Banca Italease (Financials)                            33,000            707
   Bulgari (Consumer Staples)                             59,000            682
   Eni (Energy)#                                          88,000          2,609
   FastWeb (Telecommunications)                           21,500            930
                                                                     ----------
                                                                          4,928
--------------------------------------------------------------------------------
JAPAN -- 14.4%
   Aeon (Consumer Staples)                                47,000            879
   Amano (Industrials)                                    55,000            837
   Eaccess Ltd (Telecommunications)                        3,479          2,553
   Hoya (Information Technology)                           8,500          1,114
   Hyakugo Bank (Financials)                              79,775            512
   Kansai Electric Power (Energy)                        123,000          2,622
   Maruichi Steel Tube (Industrials)                      26,000            584
   Mitsubishi Tokyo Financial Group
      (Financials)                                       200,000          2,070
   Neomax (Materials)                                     59,000          1,421

                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
   Nitori (Consumer Discretionary)                         6,400     $      516
   Nitto Denko (Materials)#                               23,000          1,474
   ORIX (Financials)*                                      4,500            746
   Plenus (Consumer Discretionary)                        28,000            981
   Secom (Consumer Discretionary)                         21,000            965
   Shiga Bank (Financials)                                95,000            598
   Showa Denko K.K. (Materials)                          687,000          2,075
   Square Enix (Consumer Discretionary)                   50,000          1,370
   Sumitomo Realty & Development
     (Financials)                                         83,000          1,071
   Takeda Chemical Industries (Industrials)               19,600          1,063
   Teijin (Industrials)                                   98,000            523
   Tokuyama (Industrials)#                               110,000            967
   Tokyo Electric Power (Utilities)                      106,000          2,610
   Tokyu Land (Financials)                               143,000            809
   Toyota Motor (Consumer Discretionary)                  14,000          1,148
   Trancom (Industrials)                                  30,000            695
   Yamada Denki (Consumer Discretionary)#                 12,800            824
                                                                     ----------
                                                                         31,027
--------------------------------------------------------------------------------
LUXEMBOURG -- 0.5%
   Tenaris, ADR (Industrials)                             10,000          1,145
--------------------------------------------------------------------------------
MALAYSIA -- 0.5%
   Maxis Communications
      (Telecommunications)                               408,800          1,031
--------------------------------------------------------------------------------
MEXICO -- 1.6%
   America Movil SA de CV
      (Telecommunications)                                53,000          1,166
   Cemex SA de CV, ADR (Materials)                        45,800          2,183
                                                                     ----------
                                                                          3,349
--------------------------------------------------------------------------------
NETHERLANDS -- 2.0%
   ABN AMRO Holdings (Financials)                        107,800          2,596
   Fugro NV (Energy)                                      18,000            542
   Unilever, ADR (Consumer Staples)                       17,000          1,177
                                                                     ----------
                                                                          4,315
--------------------------------------------------------------------------------
NORWAY -- 4.8%
   Aker Seafoods ASA (Consumer Staples)                   34,600            233
   Camillo Eitzen AS (Industrials)                        98,000          1,194
   DNB (Financials)                                      246,600          2,608
   Orkla (Consumer Staples)                               21,000            844
   Statoil ASA (Energy)ADR                                40,000            979
   Storebrand (Financials)                                98,000            978
   Tandberg (Telecommunications)*#                       108,000          1,323
   Yara International (Materials)                        126,300          2,111
                                                                     ----------
                                                                         10,270
--------------------------------------------------------------------------------
PORTUGAL -- 1.2%
   Portugal Telecom (Telecommunications)                 272,600          2,586
--------------------------------------------------------------------------------
SINGAPORE -- 1.4%
   Keppel (Industrials)                                  157,000          1,090
   Singapore Exchange (Financials)                       730,000          1,012

                                                         NUMBER         VALUE
                                                       OF SHARES        (000)
--------------------------------------------------------------------------------
   STATS ChipPAC, ADR (Information
      Technology)*#                                      157,000     $    1,000
                                                                     ----------
                                                                          3,102
--------------------------------------------------------------------------------
SOUTH AFRICA -- 3.5%
   Impala Platinum Holdings Ltd (Materials)               21,500          2,255
   Sappi (Materials)                                     195,000          2,094
   Sasol (Energy)                                         65,300          2,194
   Sasol, ADR# (Energy)                                   31,500          1,052
                                                                     ----------
                                                                          7,595
--------------------------------------------------------------------------------
SOUTH KOREA -- 2.9%
   Samsung Electronics (Information Technology)            4,800          2,541
   Samsung SDI (Industrials)                              26,000          2,459
   SK Telecom (Telecommunications)                         7,044          1,295
                                                                     ----------
                                                                          6,295
--------------------------------------------------------------------------------
SPAIN -- 3.6%
   Banco Bilbao Vizcaya Argentaria (Financials)          152,400          2,542
   Gestevision Telecinco (Consumer
      Discretionary)                                      45,300          1,054
   Metrovacesa (Financials)#                              13,800            936
   Red Electrica de Espana (Utilities)#                   24,000            649
   Repsol YPF (Energy)                                    88,000          2,609
                                                                     ----------
                                                                          7,790
--------------------------------------------------------------------------------
SWEDEN -- 3.0%
   Autoliv (Industrials)                                  47,000          2,092
   Hennes & Mauritz (Consumer
      Discretionary)#                                     28,000            979
   Svenska Cellulosa (Consumer Discretionary)             71,000          2,529
   Telefonaktie Bolaget LM Ericsson, ADR
      (Telecommunications)*                               27,000            942
                                                                     ----------
                                                                          6,542
--------------------------------------------------------------------------------
SWITZERLAND -- 4.3%
   ABB (Industrials)                                     106,000            773
   Alcon (Healthcare)                                      5,000            590
   Logitech International (Information
      Technology)*#                                       25,000            938
   Nestle (Consumer Staples)                               5,300          1,490
   Nobel Biocare Holding (Healthcare)                      4,900          1,071
   Novartis, ADR (Healthcare)#                            23,000          1,121
   Roche Holdings (Healthcare)                            23,000          3,192
                                                                     ----------
                                                                          9,175
--------------------------------------------------------------------------------
TAIWAN -- 0.5%
   AU Optronics, ADR (Information
      Technology)#                                        68,000          1,006
--------------------------------------------------------------------------------
UNITED KINGDOM -- 17.0%
   ARM Holdings PLC, ADR (Information
      Technology)#                                       155,000            978
   BAE Systems, ADR (Industrials)                         44,000          1,036

                                                  NUMBER OF SHARES/     VALUE
                                                      PAR (000)         (000)
--------------------------------------------------------------------------------
   Barratt Developments (Information
      Technology)                                        199,800     $    2,549
   Bellway PLC (Financials)                              165,800          2,607
   BG Group (Energy)                                     160,000          1,448
   Burberry Group (Consumer Discretionary)                97,000            743
   Crest Nicholson PLC (Financials)                      341,400          2,560
   FKI PLC (Industrials)                                 678,164          1,298
   George Wimpey PLC (Financials)                        346,500          2,569
   GlaxoSmithKline, ADR (Healthcare)                      40,000          1,949
   ICAP PLC (Financials)                                 110,000            631
   Imperial Tobacco Group PLC
      (Consumer Discretionary)*                           32,000            890
   Lloyds TSB Group (Financials)                         315,000          2,601
   Man Group (Financials)                                 38,000          1,131
   Michael Page International PLC
      (Consumer Discretionary)                           130,000            586
   Persimmon PLC (Financials)                            165,800          2,485
   Reckitt Benckiser PLC (Consumer Staples)               38,000          1,179
   SABMiller (Consumer Staples)                           71,000          1,255
   Scottish Southern Electric (Utilities)#                58,000          1,033
   Sportingbet.com PLC (Consumer
      Discretionary)                                     180,000          1,140
   Standard Chartered PLC (Financials)                    55,000          1,179
   Tesco (Consumer Discretionary)                        210,000          1,238
   United Utilities (Utilities)#                          53,000            613
   Vodafone Group, ADR
      (Telecommunications)                               110,000          2,998
                                                                     ----------
                                                                         36,696
--------------------------------------------------------------------------------

Total Foreign Stocks (Cost $189,408)                                    200,104
--------------------------------------------------------------------------------
FOREIGN RIGHTS -- 0.0%
BELGIUM -- 0.0%
   Umicore*                                                  989             --
--------------------------------------------------------------------------------

Total Foreign Rights (Cost $0)                                               --
--------------------------------------------------------------------------------
MUTUAL FUNDS -- 3.7%
   Hang Seng Investment Index Fund, Series H
      Shares                                             154,750          1,022
   India Fund*#                                           34,750          1,261
   iShares MSCI Austria Index Fund#                       22,000            592
   iShares MSCI Emerging Markets Index Fund#              35,500          2,773
   iShares MSCI South Korea Index Fund#                   63,700          2,236
--------------------------------------------------------------------------------

Total Mutual Funds (Cost $7,409)                                          7,884
--------------------------------------------------------------------------------
FOREIGN TREASURY BILLS -- 2.4%
UNITED KINGDOM -- 2.4%
   United Kingdom Treasury Bill++
      4.921%, 09/05/05             GBP                     2,908          5,239
--------------------------------------------------------------------------------

Total Foreign Treasury Bills (Cost $5,288)                                5,239
--------------------------------------------------------------------------------

                                                  NUMBER OF SHARES/     VALUE
                                                      PAR (000)         (000)
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 4.7%
   Allegiant Advantage Institutional Money
      Market Fund, Class I+                           10,062,005     $   10,062
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $10,062)                        10,062
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
   Securities -- 103.7% (Cost $212,167)                                 223,289
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 11.8%
MASTER NOTE -- 2.3%
   Bank of America
      3.643%, 11/01/05                               $     5,000          5,000
--------------------------------------------------------------------------------
MEDIUM TERM NOTES -- 7.0%
   First Tennessee Bank (A)
      3.580%, 03/21/06                                     5,000          5,000
   General Electric (A)
      3.614%, 03/29/06                                     5,003          5,003
   Morgan Stanley (A)
      3.643%, 02/15/06                                     2,500          2,500
   Sigma Finance (A)
      3.580%, 07/07/06                                     2,500          2,500
                                                                     ----------
                                                                         15,003
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 2.5%
   Bank of America
      3.610%, 09/01/05                                     2,369          2,369
   Bear Stearns
      3.633%, 09/01/05                                     1,000          1,000
   Dresdner Securities
      3.610%, 09/01/05                                     2,000          2,000
                                                                     ----------
                                                                          5,369
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
   For Loaned Securities (Cost $25,372)                                  25,372
--------------------------------------------------------------------------------

Total Investments -- 115.5% (Cost $237,539)**                           248,661
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (15.5)%                                   (33,257)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $  215,404
--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY

** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $237,657.

      GROSS UNREALIZED APPRECIATION (000)   $ 12,090
      GROSS UNREALIZED DEPRECIATION (000)     (1,086)
                                            --------
      NET UNREALIZED APPRECIATION (000)     $ 11,004
                                            ========

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $24,155.

+ SEE NOTE 3 IN NOTES TO SCHEDULES OF INVESTMENTS.

++ THE RATE SHOWN IS THE EFFECTIVE YIELD AT PURCHASE DATE.

(A) VARIABLE RATE SECURITY -- THE RATE SHOWN IS THE RATE IN EFFECT ON AUGUST 31, 2005.

ADR -- AMERICAN DEPOSITORY RECEIPT

CL  -- CLASS

GBP -- BRITISH POUND

PLC -- PUBLIC LIABILITY COMPANY

--------------------------------------------------------------------------------
FUTURES CONTRACTS:

                          NOTIONAL                  UNREALIZED
               NUMBER      COST                    APPRECIATION
                 OF       AMOUNT     EXPIRATION   (DEPRECIATION)
DESCRIPTION   CONTRACTS    (000)        DATE          (000)
-----------   ---------   --------   ----------   --------------
DAX Index         7       $  1,038    09/16/05        $   1
TOPIX Index      13          1,512    09/08/05          (12)
                          --------                    -----
                          $  2,550                    $ (11)
                          ========                    =====

CASH IN THE AMOUNT OF $100,356 IS HELD BY THE BROKER AS COLLATERAL TO COVER INITIAL MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS).

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED BY THE FUND.

FOREIGN CURRENCY EXCHANGE CONTRACTS:

                       CONTRACTS TO  IN EXCHANGE    CONTRACTS    UNREALIZED
SETTLEMENT               RECEIVE         FOR         AT VALUE   DEPRECIATION
MONTH        TYPE         (000)         (000)         (000)        (000)
--------------------------------------------------------------------------------
12/05        Buy  JPY    209,464        $1,951        $1,914        $(37)
                                        ======        ======        ====

JPY -- JAPANESE YEN

At August 31, 2005, sector diversification of the Fund was as follows:

                                                         % OF NET       VALUE
SECTOR DIVERSIFICATION                                    ASSETS        (000)
----------------------                                -----------    ----------
FOREIGN COMMON STOCKS
   Consumer Discretionary                                   12.6%    $   27,217
   Consumer Staples                                          4.2          9,052
   Energy                                                    7.5         16,259
   Financials                                               18.2         39,104
   Healthcare                                                5.2         11,266
   Industrials                                              15.7         33,721
   Information Technology                                    6.4         13,872
   Materials                                                12.6         27,158
   Telecommunications                                        7.9         16,919
   Utilities                                                 2.6          5,536
   Foreign Rights                                             --             --
                                                          ------     ----------
   TOTAL FOREIGN COMMON STOCKS                              92.9        200,104
FOREIGN TREASURY BILLS                                       2.4          5,239
MUTUAL FUNDS                                                 3.7          7,884
AFFILIATED MONEY MARKET FUND                                 4.7         10,062
                                                          ------     ----------
   TOTAL INVESTMENTS                                       103.7        223,289
SHORT TERM INVESTMENTS HELD AS
   COLLATERAL FOR LOANED SECURITIES                         11.8         25,372
OTHER ASSETS AND LIABILITIES                               (15.5)       (33,257)
                                                          ------     ----------
NET ASSETS                                                 100.0%    $  215,404
                                                          ======     ==========

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT LARGE CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.4%
CONSUMER DISCRETIONARY -- 11.3%
   Fortune Brands#                                        50,000     $    4,349
   Getty Images*#                                         55,500          4,750
   International Game Technology#                         93,760          2,599
   Lowe's                                                 76,770          4,937
   Starbucks*                                            100,960          4,951
   Starwood Hotels & Resorts Worldwide                    85,000          4,956
                                                                     ----------
                                                                         26,542
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 10.0%
   Bunge Limited                                          88,500          5,197
   Colgate-Palmolive                                      71,000          3,727
   Constellation Brands, Cl A*                           150,422          4,140
   Dean Foods*                                           125,639          4,641
   PepsiCo                                               105,210          5,771
                                                                     ----------
                                                                         23,476
--------------------------------------------------------------------------------
ENERGY -- 9.5%
   Devon Energy                                          107,120          6,510
   ExxonMobil                                             96,020          5,751
   TransOcean*                                            73,000          4,310
   Weatherford International*#                            85,630          5,798
                                                                     ----------
                                                                         22,369
--------------------------------------------------------------------------------
FINANCIALS -- 19.5%
   Allstate#                                              72,540          4,077
   American Express                                       78,490          4,336
   American International Group                           82,910          4,908
   Bank of America                                       143,260          6,165
   Citigroup                                             132,700          5,808
   Goldman Sachs Group#                                   44,630          4,962
   JP Morgan Chase                                       135,980          4,608
   Merrill Lynch                                          72,020          4,117
   Washington Mutual                                      79,530          3,307
   Wells Fargo                                            59,000          3,518
                                                                     ----------
                                                                         45,806
--------------------------------------------------------------------------------
HEALTHCARE -- 13.1%
   Amgen*                                                 82,850          6,620
   Fisher Scientific*                                     91,800          5,919
   GlaxoSmithKline PLC, ADR                              121,010          5,896
   Johnson & Johnson                                      84,640          5,365
   Pfizer                                                114,000          2,903
   Zimmer Holdings*                                       48,200          3,961
                                                                     ----------
                                                                         30,664
--------------------------------------------------------------------------------
INDUSTRIALS -- 10.9%
   3M                                                     62,050          4,415
   General Electric                                      205,930          6,921
   Illinois Tool Works                                    53,860          4,539
   L-3 Communications Holdings                            51,000          4,176
   United Technologies                                   109,420          5,471
                                                                     ----------
                                                                         25,522
--------------------------------------------------------------------------------

                                                  NUMBER OF SHARES/     VALUE
                                                      PAR (000)         (000)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 15.5%
   Amdocs*                                               136,000     $    3,992
   Cisco Systems*                                        182,140          3,209
   Dell*                                                 115,000          4,094
   Electronic Arts*                                       42,910          2,458
   Microsoft                                             364,620          9,990
   Motorola                                              219,000          4,792
   Texas Instruments#                                    130,600          4,268
   Yahoo!*                                               105,000          3,501
                                                                     ----------
                                                                         36,304
--------------------------------------------------------------------------------
MATERIALS -- 3.0%
   Ecolab#                                               108,160          3,569
   Freeport-McMoRan Copper & Gold, Cl B#                  79,970          3,373
                                                                     ----------
                                                                          6,942
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 3.1%
   NII Holdings*#                                         44,970          3,427
   Sprint Nextel                                         149,476          3,876
                                                                     ----------
                                                                          7,303
--------------------------------------------------------------------------------
UTILITIES -- 3.5%
   AES*                                                  312,550          4,920
   Equitable Resources                                    44,210          3,333
                                                                     ----------
                                                                          8,253
--------------------------------------------------------------------------------

Total Common Stocks (Cost $198,589)                                     233,181
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.1%
   Allegiant Money Market Fund, Class I+               2,659,352          2,659
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $2,659)                          2,659
--------------------------------------------------------------------------------

Total Investments Before Collateral
   For Loaned Securities -- 100.5% (Cost $201,248)                      235,840
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 11.9%
MASTER NOTE -- 2.1%
   Bear Stearns
      3.713%, 09/07/05                               $     5,000          5,000
--------------------------------------------------------------------------------
MEDIUM TERM NOTES -- 3.2%
   First Tennessee Bank (A)
      3.580%, 03/21/06                                     2,500          2,500
   Morgan Stanley (A)
      3.643%, 02/15/06                                     2,500          2,500
   Sigma Finance (A)
      3.580%, 07/07/06                                     2,500          2,500
                                                                     ----------
                                                                          7,500
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 6.6%
   Bank of America
      3.610%, 09/01/05                                     1,463          1,463
   Bear Stearns
      3.663%, 09/01/05                                    10,000         10,000

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   Dresdner Securities
      3.610%, 09/01/05                               $     4,000     $    4,000
                                                                     ----------
                                                                         15,463
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
   For Loaned Securities (Cost $27,963)                                  27,963
--------------------------------------------------------------------------------

Total Investments -- 112.4% (Cost $229,211)**                           263,803
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (12.4)%                                   (29,160)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $  234,643
--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY

** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $230,335.

      GROSS UNREALIZED APPRECIATION (000)   $ 35,066
      GROSS UNREALIZED DEPRECIATION (000)     (1,598)
                                            --------
      NET UNREALIZED APPRECIATION (000)     $ 33,468
                                            ========

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $27,284.

+ SEE NOTE 3 IN NOTES TO SCHEDULES OF INVESTMENTS.

(A) VARIABLE RATE SECURITY -- THE RATE SHOWN IS THE RATE IN EFFECT ON AUGUST 31, 2005.

ADR -- AMERICAN DEPOSITORY RECEIPT

CL  -- CLASS

PLC -- PUBLIC LIABILITY COMPANY

FUTURES CONTRACTS:

                                 NOTIONAL
                       NUMBER      COST                   UNREALIZED
                         OF       AMOUNT    EXPIRATION   APPRECIATION
DESCRIPTION          CONTRACTS     (000)       DATE         (000)
-----------          ---------   --------   ----------   ------------
S&P 500(R)
  Composite Index        3         $899    09/16/05          $17
                                   ====                      ===

CASH IN THE AMOUNT OF $47,250 IS HELD BY THE BROKER AS COLLATERAL TO COVER INITIAL MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS)

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED BY THE FUND.

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.6%
CONSUMER DISCRETIONARY -- 21.2%
   Coach*                                                285,000     $    9,459
   eBay*#                                                357,660         14,482
   Electronic Arts*                                      134,220          7,688
   Getty Images*#                                        169,000         14,465
   Google*                                                30,400          8,694
   Lowe's#                                               217,390         13,980
   MGM Grand*#                                           199,000          8,410
   Nike, Cl B                                            105,000          8,286
   Starbucks*                                            310,960         15,250
   Starwood Hotels & Resorts Worldwide#                  259,500         15,129
   Yahoo!*#                                              519,000         17,303
                                                                     ----------
                                                                        133,146
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 8.9%
   Colgate-Palmolive                                     279,000         14,648
   Constellation Brands, Cl A*                           443,534         12,206
   Dean Foods*                                           359,160         13,267
   PepsiCo                                               283,305         15,539
                                                                     ----------
                                                                         55,660
--------------------------------------------------------------------------------
ENERGY -- 3.3%
   Devon Energy                                          177,000         10,756
   Weatherford International*#                           143,000          9,683
                                                                     ----------
                                                                         20,439
--------------------------------------------------------------------------------
FINANCE -- 7.9%
   American International Group                          223,620         13,238
   Citigroup                                             321,093         14,054
   First Data                                            201,500          8,372
   Goldman Sachs Group#                                  123,390         13,719
                                                                     ----------
                                                                         49,383
--------------------------------------------------------------------------------
HEALTHCARE -- 19.6%
   Abbott Laboratories                                   263,000         11,869
   Amgen*                                                206,110         16,468
   Biomet                                                225,000          8,300
   Cooper#                                               123,000          8,434
   Fisher Scientific*                                    227,500         14,669
   Genentech*                                            132,500         12,447
   GlaxoSmithKline PLC, ADR                              309,860         15,097
   Johnson & Johnson                                     231,516         14,676
   Medtronic                                             212,891         12,135
   UnitedHealth Group                                    180,600          9,301
                                                                     ----------
                                                                        123,396
--------------------------------------------------------------------------------
MATERIALS AND PROCESSING -- 2.8%
   Ecolab#                                               308,550         10,182
   Praxair                                               160,000          7,728
                                                                     ----------
                                                                         17,910
--------------------------------------------------------------------------------

                                                  NUMBER OF SHARES/     VALUE
                                                      PAR (000)         (000)
--------------------------------------------------------------------------------
OTHER -- 5.7%
   3M#                                                   183,020     $   13,022
   General Electric                                      684,391         23,002
                                                                     ----------
                                                                         36,024
--------------------------------------------------------------------------------
PRODUCER DURABLES -- 6.7%
   Agilent Technologies*                                 384,500         12,365
   Illinois Tool Works                                   138,000         11,631
   United Technologies                                   367,000         18,350
                                                                     ----------
                                                                         42,346
--------------------------------------------------------------------------------
TECHNOLOGY -- 21.7%
   Amdocs*                                               358,010         10,508
   Cisco Systems*                                        562,120          9,905
   Dell*                                                 351,040         12,497
   EMC*                                                1,007,500         12,957
   Linear Technology                                     256,000          9,710
   Microchip Technology                                  260,000          8,091
   Microsoft                                           1,159,126         31,760
   Motorola                                              655,000         14,331
   Research In Motion*                                    80,000          6,263
   SAP, ADR#                                             250,930         10,707
   Texas Instruments#                                    297,000          9,706
                                                                     ----------
                                                                        136,435
--------------------------------------------------------------------------------
UTILITIES -- 1.8%
   NII Holdings*#                                        151,260         11,529
--------------------------------------------------------------------------------

Total Common Stocks (Cost $523,343)                                     626,268
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 0.3%
   Allegiant Money Market Fund, Class I+               1,656,373          1,656
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $1,656)                          1,656
--------------------------------------------------------------------------------

Total Investments Before Collateral
   For Loaned Securities -- 99.9% (Cost $524,999)                       627,924
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 15.6%
MASTER NOTES -- 4.4%
   Bank of America
      3.643%, 11/01/05                               $    20,000         20,000
   Bear Stearns
      3.713%, 09/07/05                                     7,500          7,500
                                                                     ----------
                                                                         27,500
--------------------------------------------------------------------------------
MEDIUM TERM NOTES -- 4.4%
   First Tennessee Bank (A)
      3.580%, 03/21/06                                     7,500          7,500
   General Electric (A)
      3.614%, 03/29/06                                     5,003          5,003
   Morgan Stanley (A)
      3.643%, 02/15/06                                     5,000          5,000
      3.620%, 08/03/06                                     5,000          5,000
   Sigma Finance (A)
      3.580%, 07/07/06                                     5,000          5,000
                                                                     ----------
                                                                         27,503
--------------------------------------------------------------------------------

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 6.8%
   Bank of America
      3.610%, 09/01/05                               $        71     $       71
   Bear Stearns
      3.633%, 09/01/05                                    15,000         15,000
      3.663%, 09/01/05                                    25,000         25,000
   Dresdner Securities
      3.610%, 09/01/05                                     3,000          3,000
                                                                     ----------
                                                                         43,071
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
   For Loaned Securities (Cost $98,074)                                  98,074
--------------------------------------------------------------------------------

Total Investments -- 115.5% (Cost $623,073)**                           725,998
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (15.5)%                                   (97,538)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $  628,460
--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY

** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $627,677.

      GROSS UNREALIZED APPRECIATION (000) $ 102,161
      GROSS UNREALIZED DEPRECIATION (000)    (3,840)
                                          ---------
      NET UNREALIZED APPRECIATION (000)   $  98,321
                                          =========

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $95,406.

+ SEE NOTE 3 IN NOTES TO SCHEDULES OF INVESTMENTS.

(A) VARIABLE RATE SECURITY -- THE RATE SHOWN IS THE RATE IN EFFECT ON AUGUST 31, 2005.

ADR -- AMERICAN DEPOSITORY RECEIPT

CL  -- CLASS

PLC -- PUBLIC LIABILITY COMPANY

FUTURES CONTRACTS:

                                 NOTIONAL
                      NUMBER       COST                   UNREALIZED
                        OF        AMOUNT    EXPIRATION   APPRECIATION
DESCRIPTION          CONTRACTS     (000)       DATE         (000)
-----------          --------   ---------   ----------   -------------
S&P 500(R)
  Composite Index        6        $ 1,822    09/16/05       $ 10
                                  =======                   ====

CASH IN THE AMOUNT OF $94,500 IS HELD BY THE BROKER AS COLLATERAL TO COVER INITIAL MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS)

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED BY THE FUND.

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.3%
AUTOS AND TRANSPORTATION -- 4.2%
   Burlington Northern Santa Fe                          143,218     $    7,593
   Union Pacific                                         194,510         13,279
   United Parcel Service, Cl B                            85,100          6,033
                                                                     ----------
                                                                         26,905
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 10.4%
   Clear Channel Communications                          334,445         11,137
   Gannett                                               105,300          7,657
   Office Depot*                                         532,950         15,989
   Time Warner*                                          962,970         17,256
   Viacom, Cl B                                          306,500         10,418
   Walt Disney                                           163,120          4,109
                                                                     ----------
                                                                         66,566
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 7.4%
   Coca-Cola                                             183,870          8,090
   Coca-Cola Enterprises                                 314,630          7,032
   General Mills                                         158,920          7,329
   Kraft Foods                                           245,580          7,613
   Kroger*                                               568,950         11,231
   Unilever, ADR                                          86,120          5,960
                                                                      ---------
                                                                         47,255
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 29.8%
   American International Group                          295,190         17,475
   AON                                                   341,060         10,205
   Bank of America                                       303,680         13,067
   Chubb                                                  71,700          6,235
   Citigroup                                             576,480         25,233
   Dow Jones                                             118,510          4,841
   Everest Re Group                                       95,520          8,844
   Fannie Mae                                             72,460          3,698
   Goldman Sachs Group                                    95,080         10,571
   JP Morgan Chase                                       526,216         17,834
   Merrill Lynch                                         155,080          8,864
   Morgan Stanley                                        354,310         18,024
   Prudential Financial                                   88,850          5,719
   St. Paul Travelers                                    143,668          6,179
   U.S. Bancorp                                          334,100          9,762
   Wachovia                                              228,670         11,347
   Wells Fargo                                           200,980         11,983
                                                                      ---------
                                                                        189,881
--------------------------------------------------------------------------------
HEALTHCARE -- 8.5%
   Baxter International                                  185,350          7,475
   Bristol-Myers Squibb                                  141,970          3,474
   Merck                                                 294,490          8,314
   Pfizer                                                567,180         14,446
   Schering-Plough                                       156,000          3,340
   Tenet Healthcare*                                     349,200          4,253
   Wyeth Pharmaceuticals                                 285,848         13,089
                                                                      ---------
                                                                         54,391
--------------------------------------------------------------------------------

                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
INTEGRATED OILS -- 11.4%
   BP PLC, ADR                                           103,315     $    7,065
   Canadian Natural Resources                            313,574         15,450
   Chevron                                               225,760         13,861
   ConocoPhillips                                        135,548          8,938
   ExxonMobil                                            368,510         22,074
   Royal Dutch Petroleum, ADR                             81,010          5,262
                                                                      ---------
                                                                         72,650
--------------------------------------------------------------------------------
MATERIALS AND PROCESSING -- 3.1%
   E.I. duPont de Nemours                                175,310          6,937
   Freeport-McMoRan Copper & Gold, Cl B                  178,910          7,545
   Praxair                                               110,683          5,346
                                                                      ---------
                                                                         19,828
--------------------------------------------------------------------------------
OTHER -- 1.5%
   General Electric                                     285,353           9,591
--------------------------------------------------------------------------------
OTHER ENERGY -- 3.7%
   Halliburton                                           249,863         15,484
   TransOcean*                                           143,590          8,478
                                                                      ---------
                                                                         23,962
--------------------------------------------------------------------------------
PRODUCER DURABLES -- 3.0%
   Agilent Technologies*                                 225,600          7,255
   Lockheed Martin                                        51,185          3,186
   Northrop Grumman                                       82,420          4,623
   United Technologies                                    80,240          4,012
                                                                      ---------
                                                                         19,076
--------------------------------------------------------------------------------
TECHNOLOGY -- 6.6%
   General Dynamics                                       27,600          3,163
   International Business Machines                       146,480         11,809
   Microsoft                                             561,890         15,396
   Motorola                                              396,300          8,671
   Rockwell Automation                                    58,400          3,039
                                                                      ---------
                                                                         42,078
--------------------------------------------------------------------------------
UTILITIES -- 9.7%
   BellSouth                                             197,330          5,188
   Comcast, Cl A*                                        501,254         15,413
   Exelon                                                129,950          7,003
   SBC Communications                                    313,615          7,552
   TXU                                                   160,770         15,598
   Verizon Communications                                332,930         10,890
                                                                      ---------
                                                                         61,644
--------------------------------------------------------------------------------

Total Common Stocks (Cost $529,976)                                     633,827
--------------------------------------------------------------------------------

                                                       NUMBER          VALUE
                                                      OF SHARES        (000)
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 0.1%
   Allegiant Advantage Institutional Money
      Market Fund, Class I+                              232,766     $      233
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $233)                              233
--------------------------------------------------------------------------------

Total Investments -- 99.4% (Cost $ 530,209)**                           634,060
--------------------------------------------------------------------------------

Other Assets & Liabilities -- 0.6%                                        4,049
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $  638,109
--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY

** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $531,905.

      GROSS UNREALIZED APPRECIATION (000) $ 123,931
      GROSS UNREALIZED DEPRECIATION (000)   (21,776)
                                          ---------
      NET UNREALIZED APPRECIATION (000)   $ 102,155
                                          =========

+ SEE NOTE 3 IN NOTES TO SCHEDULES OF INVESTMENTS.

ADR -- AMERICAN DEPOSITORY RECEIPT

CL  -- CLASS

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                          NUMBER        VALUE
                                                        OF SHARES       (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.4%
CONSUMER DISCRETIONARY -- 24.0%
   Abercrombie & Fitch                                     2,490     $      138
   Acco Brands                                               556             15
   Advance Auto Parts*                                     2,866            175
   Ameristar Casinos                                      15,600            358
   AutoZone*#                                              4,800            454
   Bed Bath & Beyond*                                      6,620            268
   Brinker International*                                  6,300            234
   Centex                                                  1,100             75
   Chico's FAS*                                            3,000            104
   Coach*                                                 13,800            458
   Cox Radio, Cl A*                                       26,310            408
   D. R. Horton                                            2,900            107
   Darden Restaurants                                     11,600            364
   Dollar General                                          3,800             72
   Family Dollar Stores                                   21,700            431
   Foot Locker                                            19,600            428
   Fortune Brands                                          2,170            189
   Goodyear Tire & Rubber*#                               16,700            281
   Harrah's Entertainment                                  1,680            117
   Hilton Hotels                                           4,300            100
   John Wiley & Sons, Cl A                                 2,000             87
   Marriott, Cl A                                          3,800            240
   MGM Grand*                                              3,080            130
   Michael's Stores                                        4,360            158
   Nordstrom#                                              5,934            199
   NVR*                                                      120            106
   Pacific Sunwear of California*                         14,280            341
   Polo Ralph Lauren                                       9,500            471
   Ryland Group                                            7,220            522
   Sherwin-Williams                                        2,660            123
   Sonic*                                                 15,600            477
   Toll Brothers*                                          2,800            135
   Williams-Sonoma*                                        2,100             85
   Yum! Brands                                             5,100            242
                                                                     ----------
                                                                          8,092
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 2.9%
   Coca-Cola Enterprises                                   7,300            163
   Del Monte Foods*                                       43,000            465
   Hershey                                                 4,142            245
   Whole Foods Market                                        900            116
                                                                     ----------
                                                                            989
--------------------------------------------------------------------------------
ENERGY -- 10.7%
   CMS Energy*#                                           26,900            433
   Cooper Cameron*                                         8,000            577
   EOG Resources                                           3,200            204
   Kinder Morgan#                                          1,100            105
   National Oilwell Varco*                                 2,520            162
   Sunoco                                                  3,600            262
   Tesoro Petroleum                                        8,000            462
   Tidewater                                               9,700            432

                                                          NUMBER        VALUE
                                                        OF SHARES       (000)
--------------------------------------------------------------------------------
   TransOcean*#                                            3,630     $      214
   Williams#                                              24,800            557
   XTO Enegy                                               4,600            183
                                                                     ----------
                                                                          3,591
--------------------------------------------------------------------------------
FINANCIALS -- 7.1%
   Affiliated Managers Group*#                             6,550            476
   CIT Group                                               7,410            335
   Conseco*                                               23,500            491
   Legg Mason                                              1,340            140
   Moody's                                                 7,020            345
   St. Joe                                                 1,200             90
   Synovus Financial                                       2,973             85
   W.R. Berkley                                           12,500            444
                                                                     ----------
                                                                          2,406
--------------------------------------------------------------------------------
HEALTHCARE -- 17.3%
   Allergan#                                               7,600            700
   Biomet                                                  2,750            101
   C.R. Bard                                               1,600            103
   Cerner*#                                                6,100            480
   Community Health Systems*                              11,300            416
   Covance*                                                5,500            288
   Coventry Health Care*#                                  1,940            155
   Edwards Lifesciences*                                  11,728            516
   Express Scripts*                                        4,640            269
   Genzyme*                                                2,900            206
   Health Management Associates, Cl A#                     3,200             78
   IMS Health                                              8,520            232
   Invitrogen*#                                            6,500            551
   Laboratory Corp. of America Holdings*                  12,200            602
   Lincare Holdings*                                       3,890            165
   McKesson#                                               1,700             79
   Patterson*                                              6,220            249
   Quest Diagnostics                                       5,010            250
   Respironics*                                           10,000            392
                                                                     ----------
                                                                          5,832
--------------------------------------------------------------------------------
INDUSTRIALS -- 12.4%
   American Power Conversion                               3,100             81
   American Standard#                                      2,700            123
   Cintas                                                  2,100             87
   CNF                                                     6,322            319
   Education Management*                                  11,730            397
   Goodrich                                                3,100            142
   HNI                                                     2,960            171
   IDEX                                                   10,850            472
   Jacobs Engineering                                      2,800            175
   L-3 Communications Holdings                             1,500            123
   Martin Marietta Materials                               2,700            195
   MSC Industrial Direct                                  11,255            394
   Pitney Bowes                                            4,230            183
   Republic Services                                      14,200            514
   Rockwell Automation                                     8,888            462

                                                          NUMBER        VALUE
                                                        OF SHARES       (000)
--------------------------------------------------------------------------------
   Rockwell Collins                                        4,210     $      203
   Teleflex                                                1,900            131
                                                                     ----------
                                                                          4,172
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 20.5%
   Adobe Systems                                           4,780            129
   Affiliated Computer Services, Cl A*                     9,238            480
   Altera*                                                 6,380            140
   Analog Devices                                          4,900            179
   Autodesk                                               10,750            464
   CACI International, Cl A*                               2,700            169
   Cognizant Technology Solutions*                        13,495            614
   Computer Sciences*                                      7,500            334
   Comverse Technology*                                    3,200             83
   Fiserv*                                                 6,810            306
   Harris                                                 14,800            571
   Intuit*                                                 4,470            205
   ITT Industries                                            800             87
   Jabil Circuit*                                         17,240            508
   KLA-Tencor                                              2,150            109
   Linear Technology                                       5,300            201
   Marvel Technology Group*#                              10,620            501
   Mercury Interactive*                                    7,020            257
   Mettler Toledo International*                           3,530            178
   Microchip Technology                                    3,200            100
   National Semiconductor                                 20,700            516
   Network Appliance*                                     10,800            256
   QLogic*                                                 7,860            272
   Western Digital*#                                      16,900            234
                                                                     ----------
                                                                          6,893
--------------------------------------------------------------------------------
MATERIALS -- 2.1%
   Ecolab                                                  2,500             83
   FMC*                                                    3,200            182
   Nucor                                                   4,851            274
   United States Steel#                                    4,200            176
                                                                     ----------
                                                                            715
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.9%
   U.S. Cellular*                                          5,501            302
--------------------------------------------------------------------------------
UTILITIES -- 1.5%
   AES*                                                   31,891            502
--------------------------------------------------------------------------------

Total Common Stocks (Cost $28,969)                                       33,494
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 0.6%
   Allegiant Money Market Fund, Class I+                 213,239            213
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $213)                              213
--------------------------------------------------------------------------------

Total Investments Before Collateral For
   Loaned Securities -- 100.0% (Cost $29,182)                            33,707
--------------------------------------------------------------------------------

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 14.6% REPURCHASE AGREEMENTS -- 14.6%
   Bank of America
      3.610%, 09/01/05                               $       915     $      915
   Bear Stearns
      3.663%, 09/01/05                                     4,000          4,000
                                                                     ----------
                                                                          4,915
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
   For Loaned Securities (Cost $4,915)                                    4,915
--------------------------------------------------------------------------------

Total Investments -- 114.6% (Cost $34,097)**                             38,622
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (14.6)%                                    (4,927)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $   33,695
--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY

** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $34,362.

      GROSS UNREALIZED APPRECIATION (000)   $ 4,960
      GROSS UNREALIZED DEPRECIATION (000)      (700)
                                            -------
      NET UNREALIZED APPRECIATION (000)     $ 4,260
                                            =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $4,756.

+ SEE NOTE 3 IN NOTES TO SCHEDULES OF INVESTMENTS.

CL -- CLASS

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                          NUMBER        VALUE
                                                        OF SHARES       (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.6%
BASIC MATERIALS -- 12.4%
   Arch Coal#                                             23,760     $    1,525
   Cytec Industries                                       10,800            514
   Freeport-McMoRan Copper & Gold, Cl B#                  25,490          1,075
   Louisiana-Pacific                                      37,100            938
   MeadWestvaco                                           22,760            659
   Pactiv*                                                67,900          1,318
   Peabody Energy                                         18,640          1,336
   Sappi, ADR                                             86,910            940
                                                                     ----------
                                                                          8,305
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 2.9%
   Sabre Holdings, Cl A#                                  43,500            835
   Tech Data*                                             30,000          1,098
                                                                     ----------
                                                                          1,933
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 5.5%
   Autoliv                                                22,000            979
   Blockbuster#                                           56,500            371
   Dollar Tree Stores*#                                   38,400            875
   Federated Department Stores                            11,920            822
   Liz Claiborne                                          16,735            687
                                                                     ----------
                                                                          3,734
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 4.1%
   Kroger*                                                83,470          1,648
   Smithfield Foods*                                      39,250          1,093
                                                                     ----------
                                                                          2,741
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 5.0%
   ARAMARK#                                               40,560          1,108
   CBRL Group                                             23,200            839
   Knight Ridder#                                         12,760            818
   United Online                                          44,290            577
                                                                     ----------
                                                                          3,342
--------------------------------------------------------------------------------
ENERGY -- 8.4%
   Amerada Hess                                            4,100            521
   Canadian Natural Resources                             37,240          1,835
   Marathon Oil                                           41,910          2,695
   Pioneer Natural Resources                              11,990            593
                                                                     ----------
                                                                          5,644
--------------------------------------------------------------------------------
FINANCIALS -- 20.8%
   AmerUs Group#                                          13,705            758
   Bear Stearns                                            4,170            419
   Endurance Specialty Holdings                           42,710          1,567
   Everest Re Group                                       14,351          1,329
   Genworth Financial                                     38,400          1,235
   KeyCorp                                                20,500            679
   Marshall & Ilsley#                                     20,340            890
   Nationwide Financial Services, Cl A                    29,605          1,142
   Old Republic International                             59,700          1,503
   PartnerRe                                              10,400            631
   PMI Group                                              38,856          1,572

                                                          NUMBER        VALUE
                                                        OF SHARES       (000)
--------------------------------------------------------------------------------
   Reinsurance Group of America                           30,001     $    1,287
   Sovereign Bancorp                                      40,500            945
                                                                     ----------
                                                                         13,957
--------------------------------------------------------------------------------
HEALTHCARE -- 6.9%
   AmerisourceBergen                                       6,600            493
   CIGNA                                                  10,300          1,188
   Shire Pharmaceuticals, ADR                             22,500            858
   Triad Hospitals*                                       21,493          1,034
   Universal Health Services                              20,900          1,068
                                                                     ----------
                                                                          4,641
--------------------------------------------------------------------------------
INDUSTRIALS -- 2.5%
   Kennametal                                             13,600            634
   Parker Hannifin                                        15,900          1,025
                                                                     ----------
                                                                          1,659
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 5.0%
   Developers Diversified Realty                          24,650          1,183
   Equity Residential                                     31,570          1,192
   Prologis                                               22,910            997
                                                                     ----------
                                                                          3,372
--------------------------------------------------------------------------------
TECHNOLOGY -- 5.0%
   ATI Technologies*                                      81,600            994
   QLogic*                                                46,700          1,614
   SanDisk*                                               19,010            738
                                                                     ----------
                                                                          3,346
--------------------------------------------------------------------------------
TRANSPORTATION -- 4.3%
   Burlington Northern Santa Fe                            7,070            375
   Norfolk Southern                                       25,610            912
   Union Pacific                                          23,870          1,629
                                                                     ----------
                                                                          2,916
--------------------------------------------------------------------------------
UTILITIES -- 13.8%
   CenterPoint Energy#                                    51,200            727
   Consolidated Edison#                                   17,920            841
   Constellation Energy Group                             23,148          1,360
   NRG Energy*                                            34,920          1,397
   PG&E                                                   56,520          2,121
   Puget Energy                                           32,345            736
   Sempra Energy                                          17,800            798
   Xcel Energy#                                           65,580          1,262
                                                                     ----------
                                                                          9,242
--------------------------------------------------------------------------------

Total Common Stocks (Cost $53,780)                                       64,832
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 3.3%
   Allegiant Money Market Fund, Class I+               2,225,434          2,225
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund
   (Cost $2,225)                                                          2,225
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
   Securities -- 99.9% (Cost $56,005)                                    67,057
--------------------------------------------------------------------------------

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 14.1%
MASTER NOTE -- 2.2%
   Bear Stearns
      3.713%, 09/07/05                               $     1,500     $    1,500
--------------------------------------------------------------------------------
MEDIUM TERM NOTE -- 3.7%
   Morgan Stanley (A)
      3.643%, 02/15/06                                     2,500          2,500
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 8.2%
   Bank of America
      3.610%, 09/01/05                                     1,986          1,986
   Bear Stearns
      3.663%, 09/01/05                                     2,500          2,500
   Dresdner Securities
      3.610%, 09/01/05                                     1,000          1,000
                                                                     ----------
                                                                          5,486
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
   For Loaned Securities (Cost $9,486)                                    9,486
--------------------------------------------------------------------------------

Total Investments -- 114.0% (Cost $65,491)**                             76,543
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (14.0)%                                    (9,429)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $   67,114
--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY

** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $65,669.

      GROSS UNREALIZED APPRECIATION (000)   $ 11,957
      GROSS UNREALIZED DEPRECIATION (000)     (1,083)
                                            --------
      NET UNREALIZED APPRECIATION (000)     $ 10,874
                                            ========

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $9,180.

+ SEE NOTE 3 IN NOTES TO SCHEDULES OF INVESTMENTS.

(A) VARIABLE RATE SECURITY -- THE RATE SHOWN IS THE RATE IN EFFECT ON AUGUST 31, 2005.

ADR -- AMERICAN DEPOSITORY RECEIPT

CL -- CLASS

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT S&P INDEX FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.7%
CONSUMER DISCRETIONARY -- 11.0%
   Apollo Group, Cl A*#                                    5,373     $      423
   AutoNation*                                             7,109            148
   AutoZone*#                                              2,195            207
   Bed Bath & Beyond*                                      9,426            382
   Best Buy                                               14,431            688
   Big Lots*                                               3,930             46
   Black & Decker                                          2,608            222
   Brunswick                                               2,999            132
   Carnival                                               17,114            844
   Centex                                                  4,029            273
   Circuit City Stores                                     6,714            113
   Clear Channel Communications                           16,708            556
   Coach*                                                 12,382            411
   Comcast, Cl A*                                         71,549          2,200
   Cooper Tire & Rubber                                    1,650             28
   D. R. Horton                                            8,966            331
   Dana                                                    5,216             70
   Darden Restaurants                                      4,881            153
   Delphi#                                                19,541            108
   Dillard's, Cl A                                         2,164             49
   Dollar General                                          9,692            185
   Dow Jones#                                              2,366             97
   Eastman Kodak#                                          9,423            230
   eBay*                                                  39,442          1,597
   Family Dollar Stores                                    5,237            104
   Federated Department Stores                             8,613            594
   Ford Motor                                             58,773            586
   Fortune Brands                                          4,715            410
   Gannett#                                                8,094            589
   Gap                                                    24,244            461
   General Motors#                                        18,081            618
   Genuine Parts                                           5,655            259
   Goodyear Tire & Rubber*#                                6,107            103
   H&R Block                                              10,744            290
   Harley-Davidson                                         9,232            455
   Harrah's Entertainment                                  5,988            417
   Hasbro                                                  5,265            109
   Hilton Hotels                                          12,596            292
   Home Depot#                                            69,683          2,810
   International Game Technology#                         11,313            314
   Interpublic Group*                                     13,265            161
   JC Penney                                               8,633            420
   Johnson Controls                                        6,235            374
   Jones Apparel Group                                     3,636            102
   KB Home                                                 2,613            194
   Knight Ridder#                                          2,455            157
   Kohl's*                                                10,693            561
   Leggett & Platt                                         6,005            145
   Limited Brands                                         12,605            277
   Liz Claiborne                                           3,335            137
   Lowe's                                                 24,960          1,605
   Marriott, Cl A                                          6,267            396
   Mattel                                                 13,600            245
   Maytag#                                                 2,759             52

                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
   McDonald's                                             41,265     $    1,339
   McGraw-Hill                                            12,192            588
   Meredith                                                1,353             66
   New York Times, Cl A                                    5,057            161
   Newell Rubbermaid                                       8,710            204
   News                                                   93,580          1,517
   Nike, Cl B                                              7,583            598
   Nordstrom#                                              7,776            261
   Office Depot*                                          10,065            302
   OfficeMax                                               2,359             70
   Omnicom Group                                           5,887            474
   Pulte Homes                                             3,900            336
   RadioShack                                              4,781            120
   Reebok                                                  1,727             97
   Sears Holdings*                                         3,250            442
   Sherwin-Williams                                        4,066            189
   Snap-On Tools                                           2,004             71
   Stanley Works                                           2,456            112
   Staples                                                23,459            515
   Starbucks*                                             12,476            612
   Starwood Hotels & Resorts Worldwide                     6,955            405
   Target                                                 28,613          1,538
   Tiffany                                                 4,500            168
   Time Warner*#                                         152,151          2,727
   TJX                                                    15,287            320
   Tribune                                                 9,514            357
   Univision Communications, Cl A*                         9,656            260
   VF                                                      3,222            191
   Viacom, Cl B                                           52,171          1,773
   Visteon                                                 4,511             45
   Walt Disney                                            65,916          1,660
   Wendy's                                                 3,547            167
   Whirlpool#                                              2,045            156
   Yum! Brands                                             9,509            451
                                                                     ----------
                                                                         41,022
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 9.8%
   Alberto-Culver, Cl B                                    2,785            120
   Albertsons#                                            11,919            240
   Altria Group                                           67,156          4,748
   Anheuser-Busch                                         25,334          1,123
   Archer-Daniels-Midland                                 20,220            455
   Avon Products                                          14,987            492
   Brown-Forman, Cl B                                      2,837            161
   Campbell Soup                                          10,318            303
   Clorox                                                  4,938            284
   Coca-Cola                                              73,248          3,223
   Coca-Cola Enterprises                                  11,653            260
   Colgate-Palmolive                                      17,090            897
   ConAgra Foods                                          16,803            384
   Constellation Brands, Cl A*                             6,453            178
   Costco Wholesale                                       15,645            680
   CVS                                                    26,502            778
   General Mills                                          11,989            553
   Gillette                                               32,294          1,740
   H.J. Heinz                                             11,455            411

                                                          NUMBER        VALUE
                                                        OF SHARES       (000)
--------------------------------------------------------------------------------
   Hershey                                                 7,092     $      419
   Kellogg                                                11,154            506
   Kimberly-Clark                                         15,585            971
   Kroger*                                                23,652            467
   McCormick & Company                                     4,238            144
   Molson Coors Brewing                                    2,682            172
   Pepsi Bottling Group                                    6,344            187
   PepsiCo                                                54,219          2,974
   Procter & Gamble                                       80,168          4,448
   Reynolds American                                       3,687            310
   Safeway*#                                              14,599            346
   Sara Lee#                                              25,016            475
   Supervalu                                               4,176            145
   SYSCO                                                  20,521            685
   Tyson Foods#                                            8,132            145
   UST#                                                    5,408            230
   Wal-Mart Stores                                       108,436          4,875
   Walgreen                                               33,314          1,543
   Wm. Wrigley                                             6,368            452
                                                                     ----------
                                                                         36,524
--------------------------------------------------------------------------------
ENERGY -- 9.3%
   Amerada Hess                                            2,793            355
   Anadarko Petroleum                                      7,776            707
   Apache                                                 10,499            752
   Ashland                                                 2,194            133
   Baker Hughes                                           10,956            644
   BJ Services                                             5,205            328
   Burlington Resources                                   12,677            935
   Chevron                                                73,405          4,507
   ConocoPhillips                                         45,300          2,987
   Devon Energy                                           15,171            922
   El Paso#                                               20,690            240
   EOG Resources                                           7,750            495
   ExxonMobil                                            206,288         12,357
   Halliburton                                            16,617          1,030
   Kerr-McGee                                              3,647            321
   Kinder Morgan#                                          3,433            328
   Marathon Oil                                           11,879            764
   Nabors Industries*                                      4,687            314
   Noble                                                   4,596            328
   Occidental Petroleum                                   12,988          1,078
   Rowan                                                   3,202            119
   Schlumberger                                           19,058          1,643
   Sunoco                                                  4,486            326
   TransOcean*                                            10,472            618
   Valero Energy                                           9,751          1,038
   Weatherford International*#                             4,580            310
   Williams#                                              18,342            412
   XTO Enegy                                              11,785            469
                                                                     ----------
                                                                         34,460
--------------------------------------------------------------------------------
FINANCIALS -- 19.4%
   ACE                                                     9,202            409
   AFLAC                                                  16,597            717
   Allstate                                               21,726          1,221

                                                          NUMBER        VALUE
                                                        OF SHARES       (000)
--------------------------------------------------------------------------------
   Ambac Financial Group                                   3,548     $      243
   American Express                                       37,998          2,099
   American International Group                           84,107          4,979
   AmSouth Bancorp#                                       11,644            306
   AON                                                    10,228            306
   Apartment Investment & Management, Cl A REIT            3,359            134
   Archstone-Smith Trust                                   6,225            251
   Bank of America                                       130,349          5,609
   Bank of New York                                       25,102            767
   BB&T                                                   18,112            735
   Bear Stearns                                            3,585            360
   Capital One Financial                                   9,359            770
   Charles Schwab                                         37,115            502
   Chubb#                                                  6,233            542
   Cincinnati Financial                                    5,671            232
   CIT Group                                               6,837            310
   Citigroup                                             168,622          7,381
   Comerica                                                5,301            321
   Compass Bancshares                                      3,908            183
   Countrywide Financial                                  19,019            643
   E*TRADE*                                               11,534            185
   Equity Office Properties Trust REIT                    13,439            448
   Equity Residential REIT                                 9,460            357
   Fannie Mae                                             31,384          1,602
   Federated Investors, Cl B                               3,093             96
   Fifth Third Bancorp#                                   16,701            692
   First Horizon National                                  4,275            167
   Franklin Resources                                      6,468            520
   Freddie Mac                                            22,338          1,349
   Golden West Financial                                   9,039            551
   Goldman Sachs Group                                    14,382          1,599
   Hartford Financial Services                             9,520            695
   Huntington Bancshares                                   7,331            176
   Janus Capital Group                                     7,038             99
   Jefferson-Pilot                                         4,388            218
   JP Morgan Chase                                       114,197          3,870
   KeyCorp                                                13,282            440
   Lehman Brothers Holdings#                               8,993            950
   Lincoln National                                        5,675            281
   Loews#                                                  5,378            472
   M&T Bank                                                3,108            331
   Marsh & McLennan                                       17,247            484
   Marshall & Ilsley                                       6,871            301
   MBIA                                                    4,278            248
   MBNA                                                   40,881          1,030
   Mellon Financial                                       13,760            446
   Merrill Lynch                                          30,661          1,753
   MetLife                                                23,638          1,158
   MGIC Investment                                         3,076            192
   Moody's                                                 8,880            436
   Morgan Stanley                                         35,571          1,809
   National City                                          19,175            702
   North Fork Bancorp                                     15,162            417
   Northern Trust                                          6,382            318
   Plum Creek Timber REIT                                  5,879            216

                                                          NUMBER        VALUE
                                                        OF SHARES       (000)
--------------------------------------------------------------------------------
   PNC Financial Services Group                            9,259     $      521
   Principal Financial Group                               9,601            440
   Progressive                                             6,402            617
   Prologis REIT                                           5,929            258
   Providian Financial*#                                   9,206            171
   Prudential Financial                                   16,873          1,086
   Public Storage REIT                                     6,479            437
   Regions Financial#                                     15,206            498
   Safeco                                                  4,040            211
   Simon Property Group REIT                               7,173            546
   SLM#                                                   13,470            670
   Sovereign Bancorp                                      12,256            286
   St. Paul Travelers                                     22,141            952
   State Street                                           10,559            510
   SunTrust Banks#                                        11,013            774
   Synovus Financial                                       9,902            285
   T. Rowe Price Group                                     3,882            245
   Torchmark                                               3,408            180
   U.S. Bancorp                                           59,201          1,730
   UnumProvident#                                          9,340            180
   Vornado Realty Trust REIT                               3,777            325
   Wachovia#                                              51,198          2,540
   Washington Mutual                                      28,683          1,193
   Wells Fargo                                            54,681          3,260
   XL Capital, Cl A                                        4,729            329
   Zions Bancorp                                           2,871            201
                                                                     ----------
                                                                         72,073
--------------------------------------------------------------------------------
HEALTHCARE -- 13.0%
   Abbott Laboratories                                    50,272          2,269
   Aetna                                                   9,457            753
   Allergan#                                               4,111            378
   AmerisourceBergen                                       3,498            261
   Amgen*                                                 40,164          3,209
   Applied Biosystems Group - Applera                      6,865            148
   Bausch & Lomb                                           1,860            141
   Baxter International                                   19,939            804
   Becton Dickinson                                        8,257            435
   Biogen Idec*                                           11,207            472
   Biomet                                                  8,349            308
   Boston Scientific*                                     24,424            657
   Bristol-Myers Squibb                                   63,360          1,550
   C.R. Bard                                               3,379            217
   Cardinal Health                                        13,704            817
   Caremark Rx*                                           14,536            679
   Chiron*                                                 4,685            171
   CIGNA                                                   4,261            491
   Coventry Health Care*                                   3,482            279
   Eli Lilly                                              36,732          2,021
   Express Scripts*                                        4,912            284
   Fisher Scientific*                                      3,813            246
   Forest Laboratories*                                   10,868            483
   Genzyme*                                                8,061            574
   Gilead Sciences*                                       14,478            623
   Guidant#                                               10,397            734
   HCA                                                    13,499            665

                                                          NUMBER        VALUE
                                                        OF SHARES       (000)
--------------------------------------------------------------------------------
   Health Management Associates, Cl A#                     7,792     $      189
   Hospira*                                                4,864            194
   Humana*                                                 5,490            264
   IMS Health                                              7,298            199
   Johnson & Johnson                                      96,307          6,105
   King Pharmaceuticals*                                   8,411            124
   Laboratory Corp. of America Holdings*                   4,428            218
   Manor Care                                              2,531            100
   McKesson#                                               9,539            445
   Medco Health Solutions*                                 9,762            481
   Medimmune*                                              7,932            237
   Medtronic                                              39,168          2,233
   Merck                                                  71,430          2,016
   Millipore*                                              1,732            111
   Mylan Laboratories                                      7,212            133
   PerkinElmer                                             4,461             92
   Pfizer                                                240,996          6,138
   Quest Diagnostics                                       5,740            287
   Schering-Plough                                        47,988          1,027
   St. Jude Medical*                                      11,809            542
   Stryker                                                12,260            669
   Tenet Healthcare*#                                     14,822            181
   Thermo Electron*                                        5,586            156
   UnitedHealth Group                                     41,140          2,119
   Waters*                                                 3,733            170
   Watson Pharmaceuticals*                                 3,270            113
   WellPoint*                                             19,774          1,468
   Wyeth Pharmaceuticals                                  43,465          1,990
   Zimmer Holdings*                                        8,088            665
                                                                     ----------
                                                                         48,335
--------------------------------------------------------------------------------
INDUSTRIALS -- 10.8%
   3M                                                     24,971          1,777
   Allied Waste Industries*#                               8,579             68
   American Power Conversion                               5,951            156
   American Standard#                                      5,930            270
   Avery Dennison#                                         3,198            171
   Boeing                                                 26,827          1,798
   Burlington Northern Santa Fe                           12,159            645
   Caterpillar                                            22,116          1,227
   Cendant                                                33,971            691
   Cintas                                                  4,830            199
   Cooper Industries, Cl A                                 2,915            194
   CSX                                                     7,042            309
   Cummins                                                 1,329            115
   Danaher                                                 8,799            471
   Deere                                                   8,098            529
   Dover                                                   6,457            263
   Eaton                                                   4,908            314
   Emerson Electric                                       13,401            902
   Equifax                                                 4,181            138
   FedEx                                                   9,783            797
   Fluor                                                   2,918            181
   General Dynamics                                        6,425            736
   General Electric                                      343,652         11,550
   Goodrich                                                4,117            189

                                                          NUMBER        VALUE
                                                        OF SHARES       (000)
--------------------------------------------------------------------------------
   Honeywell International                                27,766     $    1,063
   Illinois Tool Works                                     8,898            750
   Ingersoll-Rand, Cl A                                    5,548            442
   ITT Industries                                          3,018            329
   L-3 Communications Holdings                             3,758            308
   Lockheed Martin#                                       12,990            808
   Masco                                                  14,056            431
   Monster Worldwide*                                      4,147            129
   National Oilwell Varco*                                 5,474            351
   Navistar*                                               2,375             76
   Norfolk Southern                                       13,118            467
   Northrop Grumman                                       11,849            665
   PACCAR                                                  5,539            388
   Pall                                                    3,833            110
   Parker Hannifin                                         3,860            249
   Pitney Bowes                                            7,431            321
   Raytheon                                               14,890            584
   Robert Half#                                            5,373            181
   Rockwell Automation                                     5,772            300
   Rockwell Collins                                        5,649            272
   RR Donnelley & Sons                                     7,065            264
   Ryder System                                            2,239             78
   Southwest Airlines#                                    23,220            309
   Textron                                                 4,291            306
   Tyco International                                     65,565          1,825
   Union Pacific                                           8,600            587
   United Parcel Service, Cl B                            36,137          2,562
   United Technologies                                    33,258          1,663
   W.W. Grainger                                           2,548            164
   Waste Management#                                      18,691            513
                                                                     ----------
                                                                         40,185
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 15.1%
   ADC Telecommunications*                                 4,023             84
   Adobe Systems                                          15,870            429
   Advanced Micro Devices*#                               12,385            257
   Affiliated Computer Services, Cl A*                     4,126            214
   Agilent Technologies*                                  13,833            445
   Altera*                                                12,113            265
   Analog Devices                                         12,094            441
   Andrew*#                                                5,599             65
   Apple Computer*                                        26,756          1,256
   Applied Materials#                                     54,080            990
   Applied Micro Circuits*                                10,730             29
   Autodesk                                                7,430            321
   Automatic Data Processing                              18,894            808
   Avaya*                                                 15,875            162
   BMC Software*                                           6,754            135
   Broadcom, Cl A*#                                        9,250            402
   Ciena*                                                 19,909             45
   Cisco Systems*                                        207,264          3,652
   Citrix Systems*                                         5,120            122
   Computer Associates                                    17,281            466
   Computer Sciences*                                      6,041            269
   Compuware*                                             11,379            103
   Comverse Technology*                                    6,197            160

                                                          NUMBER        VALUE
                                                        OF SHARES       (000)
--------------------------------------------------------------------------------
   Convergys*                                              4,931     $       70
   Corning*                                               46,791            934
   Dell*                                                  78,555          2,797
   Electronic Arts*                                       10,043            575
   Electronic Data Systems                                16,567            371
   EMC*                                                   78,375          1,008
   First Data                                             25,292          1,051
   Fiserv*                                                 6,345            285
   Freescale Semiconductor*                               12,868            310
   Gateway*                                                8,446             26
   Hewlett-Packard                                        93,710          2,601
   Intel#                                                200,101          5,147
   International Business Machines                        52,305          4,217
   Intuit*                                                 6,115            280
   Jabil Circuit*                                          5,681            167
   JDS Uniphase*                                          50,282             80
   KLA-Tencor                                              6,407            325
   Lexmark, Cl A*                                          3,969            250
   Linear Technology                                       9,752            370
   LSI Logic*                                             13,404            129
   Lucent Technologies*                                  142,999            440
   Maxim Integrated Products                              10,649            454
   Mercury Interactive*                                    2,940            108
   Micron Technology*                                     19,574            233
   Microsoft                                             325,640          8,923
   Molex                                                   5,820            156
   Motorola                                               79,687          1,744
   National Semiconductor                                 11,591            289
   NCR*                                                    5,972            204
   Network Appliance*                                     11,589            275
   Novell*                                                13,089             86
   Novellus Systems*                                       4,236            114
   NVIDIA*#                                                5,799            178
   Oracle*                                               143,384          1,860
   Parametric Technology*                                  9,371             57
   Paychex                                                11,473            392
   PMC-Sierra*#                                            6,206             53
   QLogic*                                                 2,664             92
   Qualcomm#                                              52,909          2,101
   Sabre Holdings, Cl A#                                   3,870             74
   Sanmina*                                               18,147             92
   Scientific-Atlanta#                                     4,787            183
   Siebel Systems*                                        15,506            128
   Solectron*                                             33,517            137
   Sun Microsystems*                                     108,741            413
   Symantec*                                              38,720            812
   Symbol Technologies                                     8,379             77
   Tektronix                                               3,134             79
   Tellabs*                                               13,913            124
   Teradyne*#                                              6,762            114
   Texas Instruments                                      53,627          1,752
   Unisys*                                                11,697             78
   Xerox*                                                 31,174            418
   Xilinx                                                 11,188            314
   Yahoo!*                                                42,456          1,415
                                                                     ----------
                                                                         56,082
--------------------------------------------------------------------------------

                                                          NUMBER        VALUE
                                                        OF SHARES       (000)
--------------------------------------------------------------------------------
MATERIALS -- 2.9%
   Air Products & Chemicals                                7,370     $      408
   Alcoa                                                  27,967            749
   Allegheny Technologies                                  2,975             82
   Ball#                                                   3,480            131
   Bemis                                                   3,724             97
   Dow Chemical                                           31,006          1,339
   E.I. duPont de Nemours                                 32,439          1,284
   Eastman Chemical                                        2,713            130
   Ecolab                                                  7,245            239
   Engelhard                                               4,253            121
   Freeport-McMoRan Copper & Gold, Cl B#                   5,750            243
   Georgia-Pacific Group                                   8,746            281
   Hercules*                                               3,899             50
   International Flavors & Fragrances                      2,818            102
   International Paper                                    15,901            491
   Louisiana-Pacific                                       3,832             97
   MeadWestvaco                                            5,907            171
   Monsanto                                                8,683            554
   Murphy Oil                                              5,304            290
   Newmont Mining                                         14,431            571
   Nucor                                                   5,228            295
   Pactiv*                                                 5,168            100
   Phelps Dodge#                                           3,076            331
   PPG Industries                                          5,538            349
   Praxair                                                10,535            509
   Rohm & Haas                                             6,110            265
   Sealed Air*                                             2,558            130
   Sigma-Aldrich                                           2,119            132
   Temple-Inland                                           3,900            150
   United States Steel#                                    3,601            151
   Vulcan Materials                                        3,269            235
   Weyerhaeuser                                            7,923            515
                                                                     ----------
                                                                         10,592
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 3.0%
   Alltel                                                 12,471            773
   AT&T#                                                  25,990            512
   BellSouth#                                             59,493          1,564
   CenturyTel                                              4,133            148
   Citizens Communications                                10,341            141
   Qwest Communications*                                  53,298            208
   SBC Communications                                    107,200          2,582
   Sprint Nextel                                          93,754          2,431
   Verizon Communications                                 89,735          2,935
                                                                     ----------
                                                                         11,294
--------------------------------------------------------------------------------
UTILITIES -- 3.4%
   AES*                                                   21,488            338
   Allegheny Energy*                                       5,510            166
   Ameren#                                                 6,433            353
   American Electric Power                                12,458            463

                                                          NUMBER        VALUE
                                                        OF SHARES       (000)
--------------------------------------------------------------------------------
   Calpine*#                                              18,605     $       57
   CenterPoint Energy                                      9,165            130
   Cinergy                                                 6,647            293
   CMS Energy*#                                            6,781            109
   Consolidated Edison#                                    7,804            366
   Constellation Energy Group                              5,679            334
   Dominion Resources                                     11,037            844
   DTE Energy                                              5,665            259
   Duke Energy#                                           29,735            862
   Dynegy, Cl A*#                                          9,302             41
   Edison                                                 10,361            467
   Entergy                                                 6,762            507
   Exelon                                                 21,716          1,170
   FirstEnergy                                            10,775            550
   FPL Group                                              12,831            553
   KeySpan                                                 5,592            213
   Nicor#                                                  1,535             64
   NiSource                                                8,773            212
   Peoples Energy                                          1,310             54
   PG&E                                                   11,730            440
   Pinnacle West Capital                                   3,043            137
   PPL                                                    12,482            399
   Progress Energy CVO (A) (B)                             2,575             --
   Progress Energy                                         8,162            356
   Public Service Enterprise Group                         7,773            502
   Sempra Energy                                           7,645            343
   Southern                                               24,065            828
   TECO Energy                                             6,850            119
   TXU                                                     7,908            767
   Xcel Energy                                            13,008            250
                                                                     ----------
                                                                         12,546
--------------------------------------------------------------------------------

Total Common Stocks (Cost $298,501)                                     363,113
--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY -- 1.4%
   S&P Depository Receipt, Trust Series 1                 41,970          5,145
--------------------------------------------------------------------------------

Total Registered Investment Company (Cost $4,911)                         5,145
--------------------------------------------------------------------------------
RIGHTS -- 0.0%
INFORMATION TECHNOLOGY -- 0.0%
   Seagate (A) (B)                                         5,934             --
--------------------------------------------------------------------------------

Total Rights (Cost $0)                                                       --
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 0.8%
   Allegiant Advantage Institutional Money
      Market Fund, Class I+                            2,959,134          2,959
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $2,959)                          2,959
--------------------------------------------------------------------------------

Total Investments Before Collateral
   For Loaned Securities -- 99.9% (Cost $306,371)                       371,217
--------------------------------------------------------------------------------

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 8.5%
MASTER NOTE -- 1.3%
   Bear Stearns
      3.713%, 09/07/05                               $     5,000     $    5,000
--------------------------------------------------------------------------------
MEDIUM TERM NOTES -- 1.3%
   Morgan Stanley (C)
      3.643%, 02/15/06                                     2,500          2,500
   Sigma Finance (C)
      3.580%, 07/07/06                                     2,500          2,500
                                                                     ----------
                                                                          5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 5.9%
   Bank of America
      3.610%, 09/01/05                                     1,700          1,700
   Bear Stearns
      3.633%, 09/01/05                                    10,000         10,000
      3.663%, 09/01/05                                     5,000          5,000
   Dresdner Securities
      3.610%, 09/01/05                                     5,000          5,000
                                                                     ----------
                                                                         21,700
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
   For Loaned Securities (Cost $31,700)                                  31,700
--------------------------------------------------------------------------------

Total Investments -- 108.4% (Cost $338,071)**                           402,917
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (8.4)%                                    (31,091)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $  371,826
--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY

** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $344,248.

      GROSS UNREALIZED APPRECIATION (000)   $  83,190
      GROSS UNREALIZED DEPRECIATION (000)     (24,521)
                                            ---------
      NET UNREALIZED APPRECIATION (000)     $  58,669
                                            =========

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $30,470.

+ SEE NOTE 3 IN NOTES TO SCHEDULES OF INVESTMENTS.

(A) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.

(B) ILLIQUID SECURITY. TOTAL MARKET VALUE OF ILLIQUID SECURITIES IS (000) $0 AS OF AUGUST 31, 2005.

(C) VARIABLE RATE SECURITY -- THE RATE SHOWN IS THE RATE IN EFFECT ON AUGUST 31, 2005.

CL -- CLASS

CVO -- CONTINGENT VALUE OBLIGATION

REIT -- REAL ESTATE INVESTMENT TRUST

--------------------------------------------------------------------------------
FUTURES CONTRACTS:

                                   NOTIONAL
                        NUMBER       COST                   UNREALIZED
                          OF        AMOUNT    EXPIRATION   DEPRECIATION
DESCRIPTION            CONTRACTS     (000)       DATE         (000)
-----------            ---------   --------   ----------   ------------
S&P 500(R) Composite
   Index                   9        $2,781     09/16/05        $(33)
                                    ======                     ====

CASH IN THE AMOUNT OF $126,000 IS HELD BY THE BROKER AS COLLATERAL TO COVER INITIAL MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS)

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED BY THE FUND.

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT SMALL CAP CORE FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                        NUMBER         VALUE
                                                      OF SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.5%
CONSUMER DISCRETIONARY -- 9.7%
   Dixie Group*                                           49,100     $      831
   Genesco*                                               44,500          1,767
   Hovanian Enterprises*#                                 50,200          3,019
   Jos A Bank Clothiers*#                                 19,400            767
   Penn National Gaming*                                 126,400          4,308
   Quiksilver*#                                          145,960          2,226
   Shuffle Master*#                                      142,050          3,473
   Steiner Leisure Ltd*                                   61,300          1,890
                                                                     ----------
                                                                         18,281
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 1.6%
   Elizabeth Arden*                                      133,000          2,955
--------------------------------------------------------------------------------
ENERGY -- 9.9%
   Encore Acquisition*                                   147,450          4,973
   Oil States International*                              91,000          3,154
   OMI#                                                  186,700          3,572
   Overseas Shipholding Group                             49,800          3,045
   World Fuel Services#                                  119,500          3,908
                                                                     ----------
                                                                         18,652
--------------------------------------------------------------------------------
FINANCIALS -- 20.9%
   Affiliated Managers Group*#                            48,500          3,522
   AmerUs Group#                                         113,400          6,273
   Astoria Financial                                     142,900          3,991
   Eaton Vance#                                          111,000          2,838
   IndyMac Bancorp#                                       45,000          1,792
   Portfolio Recovery Associates*#                       146,400          5,852
   Reinsurance Group of America                           77,900          3,343
   Southwest Bancorp                                      81,500          1,883
   United Fire & Casualty                                103,800          4,278
   Westamerica Bancorp#                                   71,000          3,707
   Wilshire Bancorp                                      120,800          1,766
                                                                     ----------
                                                                         39,245
--------------------------------------------------------------------------------
HEALTHCARE -- 9.6%
   Amedisys*#                                             45,000          1,760
   Cerner*#                                               42,600          3,355
   Kensey Nash*#                                          49,800          1,509
   LifePoint Hospitals*                                   93,700          4,262
   Mentor#                                                35,700          1,878
   Pharmaceutical Product Development*                    92,400          5,199
                                                                     ----------
                                                                         17,963
--------------------------------------------------------------------------------
INDUSTRIALS -- 17.9%
   Aviall*                                                80,900          2,751
   DRS Technologies#                                      64,100          3,298
   Duratek*                                              136,600          2,864
   Esterline Technologies*                                86,300          3,767
   Gibraltar Industries                                   88,500          1,896
   Innovative Solutions and Support*#                     99,600          1,679
   Marten Transport, Ltd*                                111,500          2,743

                                                  NUMBER OF SHARES/    VALUE
                                                      PAR (000)        (000)
--------------------------------------------------------------------------------
   Old Dominion Freight Line*                             68,800     $    2,200
   Oshkosh Truck, Cl B                                    98,000          3,931
   Simpson Manufacturing                                  90,400          3,366
   Universal Forest Products#                             94,500          5,144
                                                                     ----------
                                                                         33,639
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 22.6%
   ANSYS*                                                161,700          6,104
   Anteon International*#                                116,200          5,339
   Captiva Software*                                     101,800          1,932
   Digital River*                                         99,000          3,760
   Diodes*                                                74,340          2,695
   Intermagnetics General*                               136,500          3,987
   Kronos*                                                42,800          1,855
   Packeteer*                                            158,000          1,868
   Rofin-Sinar Technologies*                              83,000          3,001
   Sigmatel*#                                             93,700          1,813
   Take-Two Interactive Software*#                       147,400          3,508
   Trimble Navigation Ltd*#                              178,700          6,526
                                                                     ----------
                                                                         42,388
--------------------------------------------------------------------------------
MATERIALS -- 3.3%
   Century Aluminum*#                                     70,900          1,716
   Scotts Miracle-Gro                                     53,500          4,386
                                                                     ----------
                                                                          6,102
--------------------------------------------------------------------------------

Total Common Stocks (Cost $151,816)                                     179,225
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 4.8%
   Allegiant Money Market Fund, Class I+               8,984,175          8,984
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $8,984)                          8,984
--------------------------------------------------------------------------------

Total Investments Before Collateral
   For Loaned Securities -- 100.3% (Cost
      $160,800)                                                         188,209
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 35.0%
MASTER NOTES -- 5.4%
   Bank of America
      3.643%, 11/01/05                               $     5,000          5,000
   Bear Stearns
      3.713%, 09/07/05                                     5,000          5,000
                                                                     ----------
                                                                         10,000
--------------------------------------------------------------------------------
MEDIUM TERM NOTES -- 9.3%
   First Tennessee (A)
      3.580%, 03/21/06                                     2,500          2,500
   General Electric (A)
      3.614%, 03/29/06                                     5,003          5,003
   Morgan Stanley (A)
      3.643%, 02/15/06                                     5,000          5,000
   Sigma Finance (A)
      3.580%, 07/07/06                                     5,000          5,000
                                                                     ----------
                                                                         17,503
--------------------------------------------------------------------------------

                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 20.3%
   Bank of America
      3.610%, 09/01/05                               $     1,050     $    1,050
   Bear Stearns
      3.633%, 09/01/05                                    14,000         14,000
      3.663%, 09/01/05                                    10,000         10,000
   Dresdner Securities
      3.610%, 09/01/05                                    13,000         13,000
                                                                     ----------
                                                                         38,050
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
   For Loaned Securities (Cost $65,553)                                  65,553
--------------------------------------------------------------------------------

Total Investments -- 135.3% (Cost $226,353)**                           253,762
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (35.3)%                                   (66,177)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $  187,585
--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY

** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $226,502.

      GROSS UNREALIZED APPRECIATION (000)   $28,800
      GROSS UNREALIZED DEPRECIATION (000)    (1,540)
                                            -------
      NET UNREALIZED APPRECIATION (000)     $27,260
                                            =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $63,131.

+ SEE NOTE 3 IN NOTES TO SCHEDULES OF INVESTMENTS

(A) VARIABLE RATE SECURITY -- THE RATE SHOWN IS THE RATE IN EFFECT ON AUGUST 31, 2005.

CL -- CLASS

FUTURES CONTRACTS:

                                   NOTIONAL
                          NUMBER     COST                   UNREALIZED
                            OF      AMOUNT    EXPIRATION   DEPRECIATION
DESCRIPTION             CONTRACTS   (000)        DATE         (000)
-----------             ---------  --------   ----------   ------------
Russell 2000(R) Index       11      $3,716     09/16/05       $(47)
                                    ======                    ====

CASH IN THE AMOUNT OF $148,500 IS HELD BY THE BROKER AS COLLATERAL TO COVER INITIAL MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS).

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED BY THE FUND.

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                        NUMBER         VALUE
                                                      OF SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 100.1%
CONSUMER DISCRETIONARY -- 23.7%
   American Retirement*                                   34,730     $      634
   Arbitron                                                8,160            343
   Bright Horizons Family Solutions*                       5,000            197
   California Pizza Kitchen                                9,160            271
   Green Mountain Coffee Roasters*                         3,900            151
   Guitar Center                                          12,380            711
   Hibbett Sporting Goods*                                 6,860            231
   Insight Enterprises*                                   10,970            206
   Jack in the Box*                                       17,680            623
   Jarden*#                                                3,450            137
   K-Swiss, Cl A                                           7,070            217
   Men's Warehouse#                                        4,700            143
   Midas*                                                 11,830            250
   Movie Gallery#                                         18,700            336
   Navigant International*#                               13,700            165
   Oakley                                                 42,300            740
   Pacific Sunwear of California*                         23,770            568
   Panera Bread*#                                          8,110            452
   Pantry*                                                 4,160            149
   Penn National Gaming*                                   3,640            124
   Quiksilver*#                                           41,320            630
   Shuffle Master*#                                       27,100            663
   Sonic*                                                 21,540            659
   SOURCECORP*#                                           13,510            277
   Steiner Leisure Ltd*                                   15,100            465
   Unifirst                                                4,700            185
   Wolverine World Wide                                   32,930            694
   Yankee Candle                                          17,920            492
                                                                     ----------
                                                                         10,713
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 1.9%
   United Natural Foods*                                  25,700            874
--------------------------------------------------------------------------------
ENERGY -- 5.3%
   Avista                                                 19,630            382
   Callon Petroleum*                                      21,480            397
   Frontier Oil                                            3,990            146
   Grey Wolf*                                             74,830            586
   National Oilwell Varco*                                 4,040            259
   Stolt Offshore SA, ADR*                                50,800            648
                                                                     ----------
                                                                          2,418
--------------------------------------------------------------------------------
FINANCIALS -- 6.3%
   CB Richard Ellis Group*                                 4,130            201
   GAMCO Investors                                         8,860            398
   GATX                                                   12,900            523
   Republic Bancorp#                                      12,820            188
   Selective Insurance Group                               9,960            472
   SVB Financial Group                                     9,000            423
   World Acceptance*#                                     13,690            350
   Zenith National Insurance                               4,950            313
                                                                     ----------
                                                                          2,868
--------------------------------------------------------------------------------

                                                        NUMBER         VALUE
                                                      OF SHARES        (000)
--------------------------------------------------------------------------------
HEALTHCARE -- 18.3%
   Albany Molecular Research                              24,800     $      414
   American Healthways*#                                   3,200            140
   AMERIGROUP*                                            18,310            625
   Apria Healthcare Group*                                 3,800            130
   Chemed                                                 14,200            575
   Datascope                                               3,500            113
   Endo Pharmaceuticals Holdings*#                        12,560            377
   Haemonetics*                                            5,390            240
   Immucor*                                               21,950            520
   Intuitive Surgical*#                                    2,250            167
   LabOne*                                                17,210            744
   Mentor                                                  3,000            158
   Merit Medical Systems*                                 41,400            723
   Option Care#                                           45,600            616
   Psychiatric Solutions*                                  7,790            372
   RehabCare Group*                                        9,740            219
   STERIS                                                 25,570            638
   Techne*                                                11,410            650
   USAna Health Sciences*#                                12,500            650
   Ventana Medical System*                                 5,270            213
                                                                     ----------
                                                                          8,284
--------------------------------------------------------------------------------
INDUSTRIALS -- 14.9%
   Actuant*                                                4,540            192
   Administaff#                                           22,010            792
   Carpenter Technology                                   10,100            563
   DRS Technologies#                                      13,710            705
   Engineered Support Systems                              3,100            106
   ESCO Technologies*                                      2,460            255
   Heartland Express#                                     10,660            212
   IDEX                                                   10,020            436
   Illumina*                                              35,600            434
   Joy Global                                              8,200            392
   Kansas City Southern*#                                 17,990            362
   Labor Ready*#                                          29,520            671
   Landstar System*                                        4,170            151
   Mercury Computer Systems*                               7,570            198
   Regal - Beloit                                         20,200            674
   Toro#                                                   5,060            196
   Tractor Supply*#                                        2,700            139
   Waste Connections*                                      6,780            240
                                                                     ----------
                                                                          6,718
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 21.9%
   ANSYS*                                                 12,880            486
   aQuantive*#                                             8,690            157
   Avocent*                                               16,110            537
   BISYS Group*                                           32,510            485
   CACI International, Cl A*                              10,360            649
   Comtech Telecommunications*                            20,675            726
   DSP Group*                                              9,700            247
   Emulex*                                                38,540            831
   Entegris*#                                             48,427            507
   F5 Networks*                                            2,500            103

                                                        NUMBER         VALUE
                                                      OF SHARES        (000)
--------------------------------------------------------------------------------
   Hyperion Solutions*                                     4,370     $      190
   Informatica*                                           55,440            633
   Integrated Circuit Systems*                            27,400            577
   Jack Henry & Associates                                37,200            728
   Kronos*                                                 6,520            282
   Micros Systems*                                         5,510            246
   Microsemi                                              21,100            508
   MTS Systems                                             6,020            248
   Plantronics#                                            3,180            104
   QLogic*                                                13,460            465
   Quality Systems                                        10,100            656
   SRA International*                                     11,220            377
   Websense*                                               3,510            175
                                                                     ----------
                                                                          9,917
--------------------------------------------------------------------------------
MATERIALS -- 2.2%
   Airgas                                                 13,300            374
   Crown Holdings*                                        15,010            253
   Eagle Materials#                                        1,400            158
   Silgan Holdings                                         3,470            209
                                                                     ----------
                                                                            994
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 2.0%
   Anaren*                                                14,500            200
   Commonwealth Telephone Enterprises*                     4,180            168
   Dycom Industries*                                      29,200            518
                                                                     ----------
                                                                            886
--------------------------------------------------------------------------------
UTILITIES -- 3.6%
   Cleco                                                  32,720            752
   Sierra Pacific Resources*#                             59,303            865
                                                                     ----------
                                                                          1,617
--------------------------------------------------------------------------------

Total Common Stocks (Cost $40,609)                                       45,289
--------------------------------------------------------------------------------

AFFILIATED MONEY MARKET FUND -- 0.0%
   Allegiant Money Market Fund, Class I+                   8,950              9
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $9)                                  9
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
   Securities -- 100.1% (Cost $40,618)                                   45,298
--------------------------------------------------------------------------------

                                                       PAR              VALUE
                                                      (000)             (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 22.2%
MASTER NOTE -- 4.4%
   Bear Stearns
      3.713%, 09/07/05                            $        2,000     $    2,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 17.8%
   Bank of America
      3.610%, 09/01/05                                     1,048          1,048
   Bear Stearns
      3.633%, 09/01/05                                     2,500          2,500
      3.663%, 09/01/05                                     2,500          2,500
   Dresdner Securities
      3.610%, 09/01/05                                     2,000          2,000
                                                                     ----------
                                                                          8,048
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
   For Loaned Securities (Cost $10,048)                                  10,048
--------------------------------------------------------------------------------

Total Investments -- 122.3% (Cost $50,666)**                             55,346
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (22.3)%                                   (10,089)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $   45,257
--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY

** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $50,771.

      GROSS UNREALIZED APPRECIATION (000)  $ 5,982
      GROSS UNREALIZED DEPRECIATION (000)   (1,407)
                                           -------
      NET UNREALIZED APPRECIATION (000)    $ 4,575
                                           =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $9,614.

+ SEE NOTE 3 IN NOTES TO SCHEDULES OF INVESTMENTS

ADR -- AMERICAN DEPOSITORY RECEIPT

CL -- CLASS

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                        NUMBER         VALUE
                                                      OF SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.1%
BASIC MATERIALS -- 6.3%
   Airgas                                                351,990     $    9,901
   Albemarle                                             294,040         10,677
   CF Industries Holdings*                               367,817          6,176
   Eagle Materials, Cl B                                 146,460         15,797
   Jorgensen (Earle M.)*                                 884,320          9,038
   Spartech#                                             681,695         13,054
                                                                     ----------
                                                                         64,643
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 4.4%
   ABM Industries                                        527,290         10,456
   G & K Services, Cl A                                  159,940          6,872
   Mine Safety Appliances                                222,540          8,768
   Oxford Industries#                                    190,780          8,900
   Tech Data*#                                           153,450          5,618
   TNS*                                                  197,460          4,459
                                                                     ----------
                                                                         45,073
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 5.3%
   1-800-Flowers.Com*                                  1,573,210         10,934
   Apogee Enterprises                                    607,458          9,756
   Christopher & Banks#                                  219,801          3,532
   Matthews International                                257,750         10,310
   Stage Stores*                                         354,072          9,847
   Tractor Supply*                                       103,100          5,305
   Winnebago Industries#                                 147,800          4,503
                                                                     ----------
                                                                         54,187
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 4.8%
   Casey General Stores                                  319,470          6,469
   Columbia Sportswear#                                  197,020          9,142
   Darling International*                              3,565,870         13,408
   Prestige Brands Holdings*                             671,329          8,640
   Ralcorp Holdings                                      135,018          5,988
   Sanderson Farms#                                      172,250          6,361
                                                                     ----------
                                                                         50,008
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 5.2%
   CBRL Group                                            189,810          6,863
   Gray Television                                       435,732          5,359
   M T R Gaming Group*                                   855,587          7,906
   Media General                                         133,696          8,796
   Nautilus Group#                                       363,546          9,354
   RC2*#                                                 389,344         15,126
                                                                     ----------
                                                                         53,404
--------------------------------------------------------------------------------
ENERGY -- 10.3%
   Brigham Exploration*#                                 911,945          9,375
   Carrizo Oil & Gas*#                                   434,050         10,265
   Core Laboratories N.V.*                               218,408          6,952
   Energen                                               405,986         15,557
   Energy Partners*#                                     189,935          4,558

                                                        NUMBER         VALUE
                                                      OF SHARES        (000)
--------------------------------------------------------------------------------
   Hanover Compressor*                                   485,540     $    7,336
   Headwaters*#                                          144,223          5,553
   Idaho Power#                                          427,298         13,118
   Key Energy Group*(A)                                  363,037          5,098
   Range Resources#                                      238,317          8,301
   Stolt Offshore SA, ADR*#                              536,220          6,837
   Superior Energy Services*                             263,000          5,765
   Tesco*                                                576,601          7,715
                                                                     ----------
                                                                        106,430
--------------------------------------------------------------------------------
FINANCIALS -- 22.8%
   Ace Cash Express*                                     323,332          7,139
   AmerUs Group#                                         258,027         14,274
   Aspen Insurance Holdings                              292,420          7,939
   BankAtlantic Bancorp                                  393,868          6,715
   BankUnited Financial, Cl A#                           329,840          7,784
   Bristol West Holdings#                                434,490          7,582
   Collegiate Funding Services                           493,980          7,355
   EMC Insurance Group                                   243,906          4,390
   Endurance Specialty Holdings                          204,617          7,509
   First Republic Bank                                   222,750          8,019
   Glacier Bancorp#                                      258,322          7,693
   IBERIABANK                                            155,950          7,876
   Jefferies Group#                                      176,900          6,984
   MAF Bancorp#                                          208,267          8,941
   MarketAxess Holdings#                                 707,622          7,918
   National Interstate*#                                 331,431          5,273
   Navigators Group                                      201,120          7,454
   Nelnet, Cl A*                                         253,920          9,090
   NewAlliance Bancshares#                               477,166          6,943
   Odyssey Re Holdings#                                  307,520          7,765
   Platinum Underwriters Holdings#                       238,500          7,747
   Primus Guaranty Limited*#                             683,519          8,120
   Reinsurance Group of America                          166,936          7,163
   Scottish Annuity & Life Holdings#                     324,503          7,808
   South Financial Group#                                339,533          9,887
   Sterling Bancshares                                   724,860         10,866
   United America Indemnity*                             439,334          7,886
   United Bankshares                                     285,183         10,096
   Webster Financial                                     228,740         10,504
                                                                     ----------
                                                                        234,720
--------------------------------------------------------------------------------
HEALTHCARE -- 5.3%
   America Service Group                                 303,065          5,225
   Centene#                                              277,316          8,453
   Haemonetics*                                          265,810         11,813
   HealthTronics*                                        594,927          6,627
   Polymedical Industries                                292,352         10,451
   RehabCare Group*                                      281,220          6,319
   Stewart Enterprises, Cl A                             804,424          5,583
                                                                     ----------
                                                                         54,471
--------------------------------------------------------------------------------

                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
INDUSTRIALS -- 11.5%
   AGCO*#                                                306,903     $    6,301
   Bucyrus International                                 177,783          8,022
   CLARCOR#                                              295,920          8,375
   Duratek*                                              320,036          6,711
   Harsco                                                167,620          9,831
   Hughes Supply#                                        265,120          8,391
   Kennametal#                                           163,510          7,626
   Lincoln Electric Holdings                             191,840          7,228
   Manitowoc#                                            153,459          7,151
   NCI Building Systems*#                                194,610          7,337
   Nordson                                               244,760          8,694
   Simpson Manufacturing                                 292,848         10,903
   Toro#                                                 181,240          7,038
   Ultratech Stepper*                                    358,531          5,478
   Waste Connections*#                                   277,830          9,818
                                                                     ----------
                                                                        118,904
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 6.7%
   Ashford Hospitality Trust                             987,001         11,341
   BioMed Realty Trust                                   288,204          7,127
   Corporate Office Properties Trust#                    335,248         11,680
   Digital Realty Trust                                  550,479         10,470
   ECC Capital                                           915,860          4,305
   First Potomac Realty Trust                            279,245          7,204
   Highland Hospitality                                  861,841         10,170
   U-Store-It-Trust#                                     352,069          7,238
                                                                     ----------
                                                                         69,535
--------------------------------------------------------------------------------
TECHNOLOGY -- 6.6%
   Avocent*#                                             321,660         10,718
   ChipMOS Technologies*#                              1,250,117          7,938
   DRS Technologies#                                     134,470          6,919
   MSC Software*(A)#                                     506,314          7,045
   Multi-Fineline Electronix*#                           372,725          9,523
   Parametric Technology*                              1,682,627         10,197
   Sigmatel*                                             322,320          6,237
   SupportSoft*                                          938,513          4,542
   Sybase*#                                              241,860          5,401
                                                                     ----------
                                                                         68,520
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 3.0%
   Inter-Tel#                                            441,685          9,783
   Premiere Global Services*                           1,085,490          9,900
   SpectraLink                                           907,426         11,697
                                                                     ----------
                                                                         31,380
--------------------------------------------------------------------------------
TRANSPORTATION -- 5.6%
   Dryships*#                                            236,305          3,776
   Heartland Express#                                    462,820          9,220
   International Shipping*#                            1,998,670         16,569
   Old Dominion Freight Line*                            278,559          8,908
   OMI#                                                  356,981          6,829

                                                  NUMBER OF SHARES/    VALUE
                                                      PAR (000)        (000)
--------------------------------------------------------------------------------
   Seaspan*                                              285,480     $    5,992
   TOP Tankers#                                          432,489          6,665
                                                                     ----------
                                                                         57,959
--------------------------------------------------------------------------------
UTILITIES -- 1.3%
   New Jersey Resources#                                 278,610         13,089
--------------------------------------------------------------------------------
Total Common Stocks (Cost $910,869)                                   1,022,323
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.2%
   Allegiant Advantage Institutional Money
      Market Fund, Class I+                           12,200,347         12,200
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $12,200)                        12,200
--------------------------------------------------------------------------------

Total Investments Before Collateral
   For Loaned Securities -- 100.3% (Cost $923,069)                    1,034,523
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 26.1%
MASTER NOTES -- 4.9%
   Bank of America
      3.643%, 11/01/05                               $    35,000         35,000
   Bear Stearns
      3.713%, 09/07/05                                    15,000         15,000
                                                                     ----------
                                                                         50,000
--------------------------------------------------------------------------------
MEDIUM TERM NOTES -- 5.3%
   Bear Stearns (B)
      3.663%, 01/12/06                                     5,002          5,002
   First Tennessee Bank (B)
      3.580%, 03/21/06                                    10,000         10,000
   General Electric (B)
      3.614%, 03/29/06                                    10,006         10,006
   Morgan Stanley (B)
      3.643%, 02/15/06                                    15,000         15,000
      3.620%, 08/03/06                                     5,000          5,000
   Sigma Finance (B)
      3.580%, 07/07/06                                     9,999          9,999
                                                                     ----------
                                                                         55,007
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 15.9%
   Bank of America
      3.610%, 09/01/05                                     1,555          1,555
   Bear Stearns
      3.633%, 09/01/05                                    65,000         65,000
      3.663%, 09/01/05                                    50,500         50,500
   Dresdner Securities
      3.610%, 09/01/05                                    47,000         47,000
                                                                     ----------

                                                                        164,055
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
   For Loaned Securities (Cost $269,062)                                269,062
--------------------------------------------------------------------------------

Total Investments -- 126.4% (Cost $1,192,131)**                       1,303,585
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                       (000)
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (26.4)%                              $   (272,644)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            1,030,941
--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY

** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $1,192,703.

      GROSS UNREALIZED APPRECIATION (000)   $133,886
      GROSS UNREALIZED DEPRECIATION (000)    (23,004)
                                            --------
      NET UNREALIZED APPRECIATION (000)     $110,882
                                            ========

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $257,825.

+ SEE NOTE 3 IN NOTES TO SCHEDULES OF INVESTMENTS

(A) ILLIQUID SECURITY. TOTAL MARKET VALUE OF ILLIQUID SECURITIES IS (000) $12,143 AND REPRESENTS 0.01% OF NET ASSETS AS OF AUGUST 31, 2005.

(B) VARIABLE RATE SECURITY -- THE RATE SHOWN IS THE RATE IN EFFECT ON AUGUST 31, 2005.

ADR -- AMERICAN DEPOSITORY RECEIPT

CL -- CLASS

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                       NUMBER          VALUE
                                                      OF SHARES        (000)
--------------------------------------------------------------------------------
AFFILIATED EQUITY FUNDS -- 78.5%
   Allegiant Large Cap Growth Fund, Class I              209,420     $    4,138
   Allegiant Large Cap Value Fund, Class I               224,306          4,195
                                                                     ----------
Total Affiliated Equity Funds (Cost $7,514)                               8,333
--------------------------------------------------------------------------------
AFFILIATED FIXED INCOME FUND -- 19.5%
   Allegiant Bond Fund, Class I                          202,806          2,067
                                                                     ----------
Total Affiliated Fixed Income Fund (Cost $2,072)                          2,067
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 2.0%
   Allegiant Money Market Fund, Class I                  206,416            206
                                                                     ----------
Total Affiliated Money Market Fund (Cost $206)                              206
--------------------------------------------------------------------------------

Total Investments -- 100.0% (Cost $9,792)*                               10,606
--------------------------------------------------------------------------------

Other Assets & Liabilities -- 0.0%                                            5
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                             $ 10,611
--------------------------------------------------------------------------------

* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $9,794.
      GROSS UNREALIZED APPRECIATION (000)   $ 817
      GROSS UNREALIZED DEPRECIATION (000)      (5)
                                            -----
      NET UNREALIZED APPRECIATION (000)     $ 812
                                            =====

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                        NUMBER         VALUE
                                                      OF SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 50.8%
CONSUMER DISCRETIONARY -- 8.2%
   Clear Channel Communications                           22,666     $      755
   Coach*                                                 20,200            670
   Comcast, Cl A*                                         33,939          1,044
   Dow Jones                                               7,980            326
   eBay*                                                  25,980          1,052
   Gannett#                                                6,990            508
   Getty Images*#                                         12,300          1,053
   Lowe's                                                 15,880          1,021
   MGM Grand*                                             15,200            642
   Nike, Cl B                                              8,000            631
   Office Depot*                                          36,070          1,082
   Starbucks*                                             22,670          1,112
   Starwood Hotels & Resorts Worldwide                    18,600          1,084
   Time Warner*#                                          64,440          1,155
   Viacom, Cl B                                           20,760            706
   Walt Disney                                            11,040            278
                                                                     ----------
                                                                         13,119
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 4.2%
   Coca-Cola                                              12,510            550
   Coca-Cola Enterprises                                  21,310            476
   Colgate-Palmolive                                      20,270          1,064
   Constellation Brands, Cl A*                            32,286            889
   Dean Foods*                                            25,676            948
   General Mills                                          10,747            496
   Kraft Foods                                            16,635            516
   Kroger*                                                38,520            760
   PepsiCo                                                20,630          1,132
                                                                     ----------
                                                                          6,831
--------------------------------------------------------------------------------
ENERGY -- 3.4%
   Chevron                                                15,150            930
   ConocoPhillips                                          9,464            624
   Devon Energy                                           13,000            790
   ExxonMobil                                             24,960          1,495
   Halliburton                                            16,962          1,051
   TransOcean*                                             9,760            577
                                                                     ----------
                                                                          5,467
--------------------------------------------------------------------------------
FINANCIALS -- 9.3%
   American International Group                           35,846          2,122
   AON                                                    23,070            690
   Bank of America                                        20,620            887
   Chubb                                                   4,850            422
   Citigroup                                              62,420          2,732
   Fannie Mae                                              4,910            251
   Goldman Sachs Group                                    15,400          1,712
   JP Morgan Chase                                        35,670          1,209
   Merrill Lynch                                          10,560            604
   Morgan Stanley                                         23,970          1,219
   Prudential Financial                                    6,010            387
   St. Paul Travelers                                      9,783            421

                                                        NUMBER         VALUE
                                                      OF SHARES        (000)
--------------------------------------------------------------------------------
   U.S. Bancorp                                           22,900     $      669
   Wachovia#                                              15,540            771
   Wells Fargo                                            13,635            813
                                                                     ----------
                                                                         14,909
--------------------------------------------------------------------------------
HEALTHCARE -- 7.2%
   Abbott Laboratories                                    19,540            882
   Amgen*                                                 15,390          1,230
   Baxter International                                   12,610            508
   Biomet                                                 17,090            630
   Bristol-Myers Squibb                                    9,550            234
   Cooper                                                  8,950            614
   Fisher Scientific*                                     16,200          1,045
   Genentech*                                              9,450            888
   Johnson & Johnson                                      16,830          1,067
   Medtronic                                              15,430            879
   Merck                                                  19,950            563
   Pfizer                                                 38,400            978
   Schering-Plough#                                       10,600            227
   Tenet Healthcare*#                                     23,700            289
   UnitedHealth Group                                     13,100            675
   Wyeth Pharmaceuticals                                  19,338            885
                                                                     ----------
                                                                         11,594
--------------------------------------------------------------------------------
INDUSTRIALS -- 4.7%
   Burlington Northern Santa Fe                            9,722            515
   General Dynamics                                        1,900            218
   General Electric                                       68,869          2,315
   Illinois Tool Works                                    10,000            843
   Lockheed Martin#                                        3,450            215
   Northrop Grumman                                        5,680            319
   Rockwell Automation                                     4,000            208
   Union Pacific                                          13,250            904
   United Parcel Service, Cl B                             5,800            411
   United Technologies                                    32,400          1,620
                                                                     ----------
                                                                          7,568
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 9.2%
   Agilent Technologies*                                  43,310          1,393
   Cisco Systems*                                         40,910            721
   Dell*                                                  25,630            912
   Electronic Arts*                                        9,800            561
   EMC*                                                   75,100            966
   First Data                                             15,010            624
   Google*                                                 2,200            629
   International Business Machines                         9,920            800
   Linear Technology                                      18,230            691
   Microchip Technology                                   19,700            613
   Microsoft                                             121,640          3,333
   Motorola                                               74,660          1,634
   Texas Instruments                                      20,970            685
   Yahoo!*                                                37,220          1,241
                                                                     ----------
                                                                         14,803
--------------------------------------------------------------------------------

                                                        NUMBER         VALUE
                                                      OF SHARES        (000)
--------------------------------------------------------------------------------
MATERIALS -- 2.2%
   3M                                                     13,290     $      946
   E.I. duPont de Nemours                                 11,810            467
   Ecolab                                                 22,490            742
   Freeport-McMoRan Copper & Gold, Cl B#                  12,151            512
   Praxair                                                18,942            915
                                                                     ----------
                                                                          3,582
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.5%
   BellSouth#                                             13,190            347
   NII Holdings*                                          11,240            857
   SBC Communications                                     21,280            512
   Verizon Communications                                 22,530            737
                                                                     ----------
                                                                          2,453
--------------------------------------------------------------------------------
UTILITIES -- 0.9%
   Exelon                                                  8,800            474
   TXU                                                    10,900          1,058
                                                                     ----------
                                                                          1,532
--------------------------------------------------------------------------------

Total Common Stocks (Cost $69,053)                                       81,858
--------------------------------------------------------------------------------
FOREIGN STOCKS -- 10.9%
AUSTRALIA -- 0.3%
   BHP Billiton, ADR (Materials)#                          6,665            209
   Brambles Industries (Industrials)#                     11,950             80
   Computershare (Industrials)#                           21,340            109
   QBE Insurance Group (Financials)#                       4,570             59
                                                                     ----------
                                                                            457
--------------------------------------------------------------------------------
AUSTRIA -- 0.0%
   Bank Austria Creditanstalt (Financials)*                  700             79
--------------------------------------------------------------------------------
BELGIUM -- 0.2%
   Electrabel (Utilities)                                    175             89
   Fortis (Financials)                                     4,230            121
   KBC Bankverzekeringsholding (Financials)                1,660            138
                                                                     ----------
                                                                            348
--------------------------------------------------------------------------------
BERMUDA -- 0.8%
   Everest Re Group (Financials)                           6,470            599
   Ship Finance International (Financials)                     1             --
   Weatherford International (Energy)*#                   10,300            697
                                                                     ----------
                                                                          1,296
--------------------------------------------------------------------------------
BRAZIL -- 0.1%
   Petroleo Brasileiro SA - Petrobras, ADR
      (Energy)#                                            2,376            149
--------------------------------------------------------------------------------
CANADA -- 1.0%
   Canadian Natural Resources (Energy)                    21,255          1,047
   Research In Motion (Information Technology)*            6,200            486
                                                                     ----------
                                                                          1,533
--------------------------------------------------------------------------------

                                                        NUMBER         VALUE
                                                      OF SHARES        (000)
--------------------------------------------------------------------------------
DENMARK -- 0.1%
   Kobenhavns Lufthavne (Industrials)                        240     $       58
   TDC A/S (Telecommunications)                              825             44
                                                                     ----------
                                                                            102
--------------------------------------------------------------------------------
FINLAND -- 0.1%
   Wartsila Oyj (Industrials)                              4,895            145
--------------------------------------------------------------------------------
FRANCE -- 0.4%
   BNP Paribas (Financials)#                               1,450            106
   L'Oreal (Consumer Discretionary)                        1,235             99
   Neopost (Industrials)                                     580             54
   Sanofi-Aventis, ADR (Healthcare)                        1,955             84
   Schlumberger (Energy)                                   1,152             99
   Total SA, ADR (Energy)#                                 1,130            149
                                                                     ----------
                                                                            591
--------------------------------------------------------------------------------
GERMANY -- 0.8%
   Bijou Brigitte Modische Accessoires AG
      (Healthcare)                                           660            129
   Commerzbank AG (Financials)                             3,300             86
   Deutsche Bank (Financials)                              1,040             91
   Deutsche Post AG (Industrials)                          4,500            114
   SAP, ADR (Information Technology)                      21,460            916
                                                                     ----------
                                                                          1,336
--------------------------------------------------------------------------------
HONG KONG -- 0.3%
   Cheung Kong Holdings (Financials)                      10,150            111
   CLP Holdings (Utilities)                               13,575             79
   Espirit Holdings (Consumer Discretionary)              14,250            106
   Li & Fung (Consumer Discretionary)                     46,000             94
   Techtronic Industries (Information
      Technology)                                         32,660             82
                                                                     ----------
                                                                            472
--------------------------------------------------------------------------------
IRELAND -- 0.1%
   Allied Irish Banks (Financials)                         5,800            125
--------------------------------------------------------------------------------
ISRAEL -- 0.1%
   Comverse Technology (Information Technology)*           3,335             86
   Lumenis Ltd (Healthcare)*                                   7             --
   Nice Systems, ADR (Information Technology)              1,800             78
   Teva Pharmaceutical Industries, ADR
      (Healthcare)#                                          316             10
                                                                     ----------
                                                                            174
--------------------------------------------------------------------------------
ITALY -- 0.1%
   Bulgari (Consumer Staples)                              4,280             49
   Eni, ADR (Energy)#                                        500             74
   Fastweb (Telecommunications)                            1,450             63
                                                                     ----------
                                                                            186
--------------------------------------------------------------------------------

                                                          NUMBER       VALUE
                                                        OF SHARES      (000)
--------------------------------------------------------------------------------
JAPAN -- 1.3%
   Aeon (Consumer Staples)                                 5,000     $       94
   Aiful (Financials)                                        900             69
   Hoya (Information Technology)                             660             87
   Hyakugo Bank (Financials)                               5,275             34
   Kagoshima Bank (Financials)                             3,775             28
   Keyence (Information Technology)                          385             91
   Mitsubishi Tokyo Financial Group
      (Financials)                                        14,930            155
   Neomax (Materials)                                      5,810            140
   Nippei Toyama (Industrials)                             5,390             22
   Nitto Denko (Materials)                                 2,460            158
   Plenus (Consumer Discretionary)                         2,140             75
   Secom (Consumer Discretionary)                          3,300            152
   Shiga Bank (Financials)                                 8,475             53
   Square Enix (Consumer Discretionary)                    5,850            160
   Sumitomo Realty & Development
      (Financials)                                         5,000             65
   Takeda Chemical Industries (Industrials)                4,135            224
   Tokuyama (Industrials)#                                17,100            150
   Tokyu Land (Financials)                                12,000             68
   Trancom (Industrials)                                   2,000             46
   Yahoo! Japan (Information Technology)                      36             85
   Yamada Denki (Consumer Discretionary)#                  2,105            135
                                                                     ----------
                                                                          2,091
--------------------------------------------------------------------------------
LUXEMBOURG -- 0.1%
   Tenaris, ADR (Industrials)                              1,620            185
--------------------------------------------------------------------------------
MALAYSIA -- 0.0%
   Maxis Communications
   (Telecommunications)                                   26,600             67
--------------------------------------------------------------------------------
MEXICO -- 0.0%
   America Movil SA de CV
   (Telecommunications)                                    2,970             65
--------------------------------------------------------------------------------
NETHERLANDS -- 0.9%
   Akzo Nobel, ADR (Materials)                             1,825             75
   DSM (Materials)                                         1,770            138
   ING Groep, ADR (Financials)                             3,120             91
   Koninklijke Ahold (Consumer Staples)*                   6,212             55
   Reed Elsevier (Consumer Discretionary)                  5,626             79
   Royal Dutch Petroleum, ADR (Energy)                     5,380            350
   SBM Offshore NV (Energy)                                  950             76
   Unilever, ADR (Consumer Staples)                        7,700            533
                                                                     ----------
                                                                          1,397
--------------------------------------------------------------------------------
NORWAY -- 0.3%
   DNB (Financials)                                        9,600            102
   Norsk Hydro (Energy)                                    1,250            135
   Orkla (Consumer Staples)                                1,675             67
   Storebrand (Financials)                                 9,460             94
   Tandberg (Telecommunications)*#                        10,375            127
   Yara International (Materials)                          1,545             26
                                                                     ----------
                                                                            551
--------------------------------------------------------------------------------

                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
SINGAPORE -- 0.2%
   ASE Test (Information Technology)                       7,300     $       46
   Keppel (Industrials)                                   12,400             86
   MobileOne (Telecommunications)                         47,000             58
   STATS ChipPAC, ADR (Information
     Technology)*#                                        18,500            118
                                                                     ----------
                                                                            308
--------------------------------------------------------------------------------
SOUTH AFRICA -- 0.1%
   Sasol, ADR#                                             3,250            109
--------------------------------------------------------------------------------
SPAIN -- 0.2%
   Gestevision Telecinco (Consumer
      Discretionary)                                       6,200            144
   Metrovacesa (Financials)#                                 347             24
   Red Electrica de Espana (Utilities)#                    4,070            110
                                                                     ----------
                                                                            278
--------------------------------------------------------------------------------
SWEDEN -- 0.1%
   Hennes & Mauritz (Consumer Discretionary)#              4,450            156
--------------------------------------------------------------------------------
SWITZERLAND -- 0.4%
   Alcon (Healthcare)                                        575             68
   Logitech International (Information Technology)*        1,768             66
   Nestle (Consumer Staples)                                 406            114
   Nobel Biocare Holding (Healthcare)                        260             57
   Novartis, ADR (Healthcare)                              2,250            110
   Roche Holdings (Healthcare)                               602             83
   UBS AG, ADR (Financials)                                1,115             92
   UBS, ADR (Financials)                                     968             79
                                                                     ----------
                                                                            669
--------------------------------------------------------------------------------
TAIWAN -- 0.1%
   AU Optronics, ADR#                                      8,284            122
--------------------------------------------------------------------------------
UNITED KINGDOM -- 2.8%
   Amdocs (Information Technology)*                       26,790            786
   ARM Holdings PLC, ADR (Information
      Technology)#                                        11,640             73
   BAE Systems, ADR (Industrials)                          2,875             68
   Barclays (Financials)#                                  3,860            156
   BG Group (Energy)                                      15,250            138
   BP PLC, ADR (Energy)                                   10,930            747
   Burberry Group (Consumer Discretionary)                 8,230             63
   GlaxoSmithKline PLC, ADR (Healthcare)                  25,985          1,266
   Hays PLC (Industrials)                                 36,050             85
   HBOS (Financials)                                       6,200             98
   HSBC Holdings, ADR (Financials)#                        1,075             87
   Kelda Group (Utilities)                                 4,390             54
   Man Group (Financials)                                  4,800            143
   Reckitt Benckiser PLC (Consumer Staples)                4,470            139
   Royal Bank of Scotland Group (Financials)               2,388             70
   SABMiller (Consumer Staples)                            8,700            154
   Scottish Southern Electric (Utilities)#                 3,800             68
   Sportingbet.com PLC (Consumer Discretionary)           10,000             63

                                                  NUMBER OF SHARES/     VALUE
                                                      PAR (000)         (000)
--------------------------------------------------------------------------------
   Standard Chartered PLC (Financials)                     3,925     $       84
   Tesco (Consumer Discretionary)                         16,175             95
   United Utilities (Utilities)#                           7,350             85
                                                                     ----------
                                                                          4,522
--------------------------------------------------------------------------------

Total Foreign Stocks (Cost $14,640)                                      17,513
--------------------------------------------------------------------------------
MUTUAL FUNDS -- 2.1%
   Hang Seng Investment Index Fund,
      Series H Shares                                      9,350             62
   India Fund*#                                            2,070             75
   iShares MSCI Austria Index Fund#                        6,280            169
   iShares MSCI EAFE Index Fund#                           2,700            151
   iShares MSCI Emerging Markets Index Fund#               2,120            165
   iShares MSCI South Korea Index Fund#                    3,900            137
   iShares Russell 1000 Value index Fund#                 37,900          2,591
--------------------------------------------------------------------------------

Total Mutual Funds (Cost $3,231)                                          3,350
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 13.9%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 12.4%
      7.000%, 06/01/31                               $        24             26
      7.000%, 01/01/33                                       120            125
      7.000%, 10/01/33                                        32             34
      6.500%, 04/01/26                                       297            308
      6.500%, 07/01/32                                       368            381
      6.500%, 09/01/32                                       347            359
      6.500%, 07/01/34                                       754            780
      6.000%, 09/01/32                                        69             71
      6.000%, 10/01/35 TBA                                 3,730          3,813
      5.500%, 02/01/32                                       264            267
      5.500%, 07/01/33                                        31             31
      5.500%, 12/01/33                                     1,227          1,241
      5.500%, 09/01/35 TBA                                 6,700          6,769
      5.250%, 04/15/07                                       760            775
      5.000%, 06/01/20                                       837            844
      5.000%, 07/01/20                                       249            251
      5.000%, 09/01/33                                        64             64
      5.000%, 10/01/33                                       129            129
      5.000%, 11/01/33                                       631            629
      5.000%, 09/01/35 TBA                                 2,500          2,483
      4.500%, 10/01/35 TBA                                   650            630
                                                                     ----------
                                                                         20,010
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.5%
      7.500%, 11/15/29                                         4              4
      6.500%, 09/15/28                                        29             30
      6.500%, 07/15/32                                        65             68
      6.500%, 10/15/33                                        25             26
      6.000%, 08/15/32                                        34             36
      6.000%, 02/15/33                                       165            171
      6.000%, 11/15/33                                        57             59
      6.000%, 06/15/35                                       323            333
      5.500%, 10/15/33                                        43             44
      5.500%, 11/15/33                                        36             36
      5.500%, 09/01/35 TBA                                   970            989

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
      5.000%, 05/15/33                               $       158     $      159
      5.000%, 09/15/33                                       131            131
      5.000%, 04/15/34                                        29             29
      5.000%, 06/15/35                                       199            201
                                                                     ----------
                                                                          2,316
--------------------------------------------------------------------------------

Total U.S. Government Agency Mortgage-Backed
   Obligations (Cost $22,221)                                            22,326
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.4%
FEDERAL HOME LOAN BANK -- 5.1%
      6.500%, 08/15/07                                       240            251
      3.875%, 06/08/07#                                      305            304
      3.434%, 09/07/05#                                    6,815          6,811
      3.414%, 09/14/05                                       900            899
                                                                     ----------
                                                                          8,265
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.1%
      4.125%, 07/12/10                                     1,065          1,065
      4.000%, 04/15/19                                       700            657
                                                                     ----------
                                                                          1,722
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.2%
      6.625%, 11/15/30                                       240            311
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $10,289)                  10,298
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 7.7%
U.S. TREASURY BONDS -- 1.3%
      6.250%, 08/15/23#                                    1,545          1,915
      5.375%, 02/15/31#                                      140            164
                                                                     ----------
                                                                          2,079
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 6.4%
      6.500%, 02/15/10#                                    1,230          1,361
      3.625%, 06/30/07#                                    3,735          3,722
      3.250%, 08/15/08#                                    2,715          2,672
      1.875%, 12/31/05#                                    2,660          2,645
                                                                     ----------
                                                                         10,400
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $12,381)                           12,479
--------------------------------------------------------------------------------
CORPORATE BONDS -- 5.9%
CABLE -- 0.1%
   Comcast Cable Communications
      7.125%, 06/15/13                                       125            142
   Cox Communications
      5.450%, 12/15/14                                       100            102
                                                                     ----------
                                                                            244
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.1%
   BAE Systems Holdings 144A (A)
      4.750%, 08/15/10                                       125            126
--------------------------------------------------------------------------------

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 0.1%
   Harrahs Operating 144A (A)
      5.625%, 06/01/15                               $       100     $      103
   Yum! Brands
      7.650%, 05/15/08                                        85             92
                                                                     ----------
                                                                            195
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 0.2%
   Kroger
      6.800%, 04/01/11                                       250            273
--------------------------------------------------------------------------------
ENERGY -- 0.4%
   Kinder Morgan
      5.150%, 03/01/15                                       210            212
   Nexen
      5.200%, 03/10/15                                       175            178
   Xcel Energy
      7.000%, 12/01/10                                       185            205
                                                                     ----------
                                                                            595
--------------------------------------------------------------------------------
FINANCIALS -- 2.5%
   American General Finance
      3.875%, 10/01/09                                       275            269
   Bank of America
      7.800%, 09/15/16                                       200            250
   Bear Stearns
      7.625%, 12/07/09                                       237            266
   Citigroup
      7.250%, 10/01/10                                       560            631
   General Electric Capital
      5.450%, 01/15/13                                       200            211
   Goldman Sachs
      6.600%, 01/15/12                                       325            359
   Household Finance
      6.375%, 10/15/11                                       120            131
      5.875%, 02/01/09                                       350            366
   International Lease Finance
      3.500%, 04/01/09                                       175            168
   JP Morgan Chase
      5.125%, 09/15/14                                       250            256
   Lehman Brothers Holdings
      4.500%, 07/26/10                                       400            400
   Morgan Stanley Dean Witter
      5.300%, 03/01/13                                       260            269
   W.R. Berkley
      6.150%, 08/15/19                                       100            104
   Wells Fargo
      4.950%, 10/16/13                                       300            308
                                                                     ----------
                                                                          3,988
--------------------------------------------------------------------------------
INDUSTRIALS -- 0.1%
   Pemex 144A (A)
      6.625%, 06/15/35                                       100             99
   United Technologies #
      4.875%, 05/01/15                                       150            154
                                                                     ----------
                                                                            253
--------------------------------------------------------------------------------

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
INSURANCE -- 0.2%
   Metlife
      5.700%, 06/15/35                               $       135     $      141
   Protective Life Secured Trust
      4.850%, 08/16/10                                       150            152
                                                                     ----------
                                                                            293
--------------------------------------------------------------------------------
REAL ESTATE -- 0.3%
   iStar Financial
      5.125%, 04/01/11                                       200            199
   Pulte Homes
      6.375%, 05/15/33                                       150            150
   Residential Capital 144A (A)
      6.375%, 06/30/10                                       130            133
                                                                     ----------
                                                                           482
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
   Equity Office Properties Trust
      4.750%, 03/15/14                                       135            133
--------------------------------------------------------------------------------
SOVEREIGN AGENCY -- 1.0%
   Aid-Israel
      5.500%, 04/26/24                                     1,425          1,585
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.3%
   America Movil SA
      5.500%, 03/01/14                                       125            126
   France Telecom
      7.750%, 03/01/11                                        90            104
   GTE
      6.940%, 04/15/28                                       200            230
   Telecom Italia Capital
      5.250%, 11/15/13                                       110            112
                                                                     ----------
                                                                            572
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.2%
   Ryder System
      4.625%, 04/01/10                                       185            186
   Union Pacific
      6.125%, 01/15/12                                       180            194
                                                                     ----------
                                                                            380
--------------------------------------------------------------------------------
UTILITIES -- 0.3%
   AEP Texas Central
      6.650%, 02/15/33                                        90            105
   Dominion Resources
      6.750%, 12/15/32                                       160            186
   Exelon
      4.450%, 06/15/10                                       135            134
                                                                     ----------
                                                                            425
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $9,367)                                       9,544
--------------------------------------------------------------------------------

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 4.8%
AUTOMOTIVE -- 1.6%
   AESOP Funding II LLC,
      Series 2002-1A, Cl A
      3.850%, 10/20/06                               $       133     $      133
   Carmax Auto Owner Trust,
      Series 2005-1, Cl A2
      3.780%, 02/15/08                                       600            599
   Daimler Chrysler Auto Trust,
      Series 2002-A, Cl A4
      4.490%, 10/06/08                                       517            517
   Ford Credit Automotive Owner Trust,
      Series 2003-B, Cl A4
      2.410%, 08/15/07                                       600            593
   Honda Automobile Receivables Owner Trust,
      Series 2004-3, Cl A2
      2.480%, 05/18/07                                       247            246
   Honda Automobile Receivables Owner Trust,
      Series 2005-4, Cl A3
      4.460%, 05/21/09                                       500            502
                                                                     ----------
                                                                          2,590
--------------------------------------------------------------------------------
CREDIT CARDS -- 1.7%
   Bank One Issuance Trust,
      Series 2004-A4, Cl A4
      3.611%, 02/16/10                                       800            801
   Chase Credit Card Master Trust,
      Series 2001-6, Cl A (B)
      3.701%, 03/16/09                                       200            200
   Chase Credit Card Master Trust,
      Series 2004-1, Cl A
      3.601%, 05/15/09                                       870            871
   Citibank Credit Card Issuance Trust,
      Series 2001-A2, Cl A2 (B)
      3.867%, 02/07/08                                       500            501
   Citibank Credit Card Issuance Trust,
      Series 2003-A11, Cl A11
      3.649%, 10/15/09                                       250            250
   MBNA Master Credit Card Trust,
      Series 2001-A, Cl A (B)
      3.721%, 07/15/08                                       150            150
                                                                     ----------
                                                                          2,773
--------------------------------------------------------------------------------
FINANCIALS -- 0.7%
   Morgan Stanley Capital I,
      Series 2004-Nc6, Cl A4
      3.941%, 07/25/34                                       700            701
   SLM Student Loan Trust,
      Series 2004-9, Cl A2
      3.670%, 10/25/12                                       400            400
                                                                     ----------
                                                                          1,101
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 0.4%
   Chase Funding Mortgage Loan,
      Series 2003-6, Cl 1A4
      4.499%, 08/25/30                                       570            567
--------------------------------------------------------------------------------

                                                      PAR (000)/        VALUE
                                                   NUMBER OF SHARES     (000)
--------------------------------------------------------------------------------
UTILITIES -- 0.4%
   PSE&G Transition Funding LLC,
      Series 2001-1, Cl A8
      6.890%, 12/15/17                               $       565     $      670
--------------------------------------------------------------------------------

Total Asset Backed Securities (Cost $7,605)                               7,701
--------------------------------------------------------------------------------
COMMERCIAL PAPER ++-- 2.7%
   Atlantis One Funding
      3.522%, 09/14/05                                       800            799
   Blue Ridge Asset Funding
      3.511%, 09/13/05                                       700            699
   Danske Bank
      3.501%, 09/12/05                                       700            700
   Market Street Funding
      3.522%, 09/14/05                                       700            699
   Park Avenue
      3.691%, 09/13/05                                       700            699
   Societe Generale
      3.501%, 09/12/05                                       700            699
--------------------------------------------------------------------------------

Total Commercial Paper (Cost $4,295)                                      4,295
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 2.3%
   Allegiant Advantage Institutional
      Money Market Fund, Class I+                      3,676,059          3,676
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $3,676)                          3,676
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
   Securities -- 107.5% (Cost $156,758)                                 173,040
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 18.6%
MASTER NOTE -- 1.6%
   Bear Stearns
      3.713%, 09/07/05                               $     2,500          2,500
--------------------------------------------------------------------------------
MEDIUM TERM NOTES -- 5.0%
   First Tennessee Bank (B)
      3.580%, 03/21/06                                     2,500          2,500
   Morgan Stanley (B)
      3.643%, 02/15/06                                     2,500          2,500
   Sigma Finance (B)
      3.580%, 07/07/06                                     3,000          3,000
                                                                     ----------
                                                                          8,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 12.0%
   Bank of America
      3.610%, 09/01/05                                     3,083          3,083
   Bear Stearns
      3.663%, 09/01/05                                     4,000          4,000
   Dresdner Securities
      3.610%, 09/01/05                                     8,000          8,000
   Lehman Brothers
      3.633%, 09/01/05                                     4,300          4,300
                                                                     ----------
                                                                         19,383
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
   For Loaned Securities (Cost $29,883)                                  29,883
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                       (000)
--------------------------------------------------------------------------------
Total Investments -- 126.1% (Cost $186,641)**                        $  202,923
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (26.1)%                                   (41,986)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $  160,937
--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY

** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $187,537.

      GROSS UNREALIZED APPRECIATION (000)   $16,525
      GROSS UNREALIZED DEPRECIATION (000)    (1,139)
                                            -------
      NET UNREALIZED APPRECIATION (000)     $15,386
                                            =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $29,172.

+ SEE NOTE 3 IN NOTES TO SCHEDULES OF INVESTMENTS.

++ THE RATE SHOWN IS THE EFFECTIVE YIELD AT PURCHASE DATE.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.

(B) VARIABLE RATE SECURITY -- THE RATE SHOWN IS THE RATE IN EFFECT ON AUGUST 31, 2005.

ADR -- AMERICAN DEPOSITORY RECEIPT

CL -- CLASS

LLC -- LIMITED LIABILITY COMPANY

PLC -- PUBLIC LIABILITY COMPANY

TBA -- TO BE ANNOUNCED

FUTURES CONTRACTS:

                                         NOTIONAL                UNREALIZED
                               NUMBER      COST                 APPRECIATION
                                 OF       AMOUNT   EXPIRATION  (DEPRECIATION)
DESCRIPTION                   CONTRACTS   (000)       DATE         (000)
-----------                   ---------  --------  ----------  --------------

Amsterdam Index                   2      $    194   09/16/05        $ (2)
DJ Euro Stoxx 50 Index            3           115   09/16/05           4
FTSE 100 Index                    7           645   09/16/05          25
MSCI Singapore Index              5           160   09/30/05          --
S&P 500(R) Composite Index        6         1,799   09/16/05          33
SPI 200 Index                     1            81   09/16/05           4
                                         --------                   ----
                                         $  2,994                   $ 64
                                         ========                   ====

CASH IN THE AMOUNT OF $139,963 IS HELD BY THE BROKER AS COLLATERAL TO COVER INITIAL MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS).

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED BY THE FUND.

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACTS:

                            CONTRACTS TO  IN EXCHANGE  CONTRACTS    UNREALIZED
SETTLEMENT                    RECEIVE         FOR       AT VALUE   DEPRECIATION
MONTH         TYPE             (000)         (000)       (000)       (000)
--------------------------------------------------------------------------------
12/05         Buy      JPY     39,089        $364         $357        $(7)
                                             ====         ====        ===

JPY--JAPANESE YEN

TOTAL RETURN SWAP AGREEMENT:

                                                       NOTIONAL
                                                         COST       UNREALIZED
                                           EXPIRATION   AMOUNT     APPRECIATION
                                              DATE       (000)        (000)
--------------------------------------------------------------------------------
Agreement with Bank of America, N.A.
   to receive quarterly total return on
   Bank of America CMBS AAA 10 year
   Index and pay quarterly a floating
   rate based on 3-month LIBOR
   minus 0.45%                              11/30/05    $3,000        $15
                                                        ======        ===

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF THE TOTAL RETURN SWAP AGREEMENT HAVE BEEN SEGREGATED BY THE FUND.

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
AFFILIATED EQUITY FUNDS -- 38.4%
   Allegiant Large Cap Growth Fund, Class I              107,661     $    2,128
   Allegiant Large Cap Value Fund, Class I               114,020          2,132
                                                                     ----------

Total Affiliated Equity Funds (Cost $3,707)                               4,260
--------------------------------------------------------------------------------
AFFILIATED FIXED INCOME FUND -- 59.5%
   Allegiant Intermediate Bond Fund, Class I             615,013          6,605
                                                                     ----------

Total Affiliated Fixed Income Fund (Cost $6,555)                          6,605
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.9%
   Allegiant Money Market Fund, Class I                  216,017            216
                                                                     ----------

Total Affiliated Money Market Fund (Cost $216)                              216
--------------------------------------------------------------------------------

Total Investments -- 99.8% (Cost $ 10,478)*                              11,081
--------------------------------------------------------------------------------

Other Assets & Liabilities -- 0.2%                                           19
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $   11,100
--------------------------------------------------------------------------------

* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $10,515.
      GROSS UNREALIZED APPRECIATION (000)            $566
      GROSS UNREALIZED DEPRECIATION (000)              --
                                                     ----
      NET UNREALIZED APPRECIATION (000)              $566
                                                     ====

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT BOND FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 44.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.1%
      9.500%, 10/01/20                               $       215     $      236
      9.000%, 05/01/20                                        62             63
      8.500%, 05/01/06                                         3              3
      8.500%, 07/01/08                                         6              6
      8.500%, 09/01/16                                         3              3
      8.500%, 06/01/17                                        33             36
      8.000%, 07/01/25                                       177            190
      7.500%, 07/01/10                                         2              2
      7.500%, 11/01/10                                        11             12
      7.500%, 05/01/11                                       111            118
      7.000%, 11/01/10                                       244            255
      7.000%, 11/01/28                                       992          1,040
      6.500%, 10/01/07                                        19             20
      6.500%, 09/01/08                                        55             56
      6.500%, 11/01/10                                        49             51
      4.125%, 07/12/10                                     4,000          3,997
      4.000%, 04/15/19                                     6,200          5,820
                                                                     ----------
                                                                         11,908
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 37.2%
      9.500%, 05/01/18                                        27             29
      9.000%, 07/01/09                                         5              5
      9.000%, 11/01/24                                       210            231
      8.500%, 11/01/09                                         7              7
      7.000%, 01/01/33                                     1,277          1,340
      7.000%, 10/01/33                                       441            462
      6.500%, 12/01/08                                        84             86
      6.500%, 07/01/32                                     4,105          4,253
      6.500%, 09/01/32                                     4,130          4,278
      6.000%, 07/01/28                                         2              2
      6.000%, 01/01/34                                       359            368
      6.000%, 10/01/35 TBA                                27,670         28,284
      5.870%, 01/01/09                                     5,089          5,278
      5.500%, 12/01/33                                    12,369         12,511
      5.500%, 09/01/35 TBA                                48,300         48,798
      5.000%, 06/01/20                                     8,029          8,093
      5.000%, 09/01/35 TBA                                26,000         25,830
      4.500%, 10/01/35                                     4,500          4,361
                                                                     ----------
                                                                        144,216
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 4.1%
      8.500%, 09/15/21                                         3              4
      8.500%, 11/15/21                                        43             47
      8.500%, 07/15/22                                        25             27
      8.500%, 08/15/22                                         9             10
      8.250%, 04/20/17                                         4              4
      8.250%, 07/20/17                                        24             26
      8.000%, 03/15/08                                        21             22
      8.000%, 01/15/30                                       306            328
      7.500%, 12/15/29                                        55             59
      6.500%, 06/15/32                                       502            524
      6.500%, 10/15/33                                       421            439
      6.000%, 08/15/32                                       235            242

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
      6.000%, 02/15/33                               $     2,040     $    2,106
      6.000%, 11/15/33                                       388            401
      6.000%, 11/15/34                                        34             35
      5.500%, 09/01/35 TBA                                 8,100          8,257
      5.000%, 05/15/33                                     1,279          1,285
      5.000%, 09/15/33                                     2,191          2,202
                                                                     ----------
                                                                         16,018
--------------------------------------------------------------------------------

Total U.S. Government Agency Mortgage-Backed
   Obligations (Cost $170,812)                                          172,142
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.4%
FEDERAL HOME LOAN BANK -- 14.7%
      6.500%, 08/15/07                                     2,245          2,348
      3.875%, 06/08/07#                                    3,010          3,003
      3.434%, 09/07/05 DN++#                              42,850         42,825
      3.414%, 09/14/05 DN++                                9,000          8,989
                                                                     ----------
                                                                         57,165
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.7%
      4.000%, 08/17/07                                     2,745          2,747
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $59,905)                  59,912
--------------------------------------------------------------------------------
CORPORATE BONDS -- 17.7%
CABLE -- 0.5%
   Comcast Cable Communications
      7.125%, 06/15/13                                       765            871
      6.750%, 01/30/11                                       200            219
   Cox Communications
      5.450%, 12/15/14                                     1,000          1,018
                                                                     ----------
                                                                          2,108
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 0.3%
   Yum! Brands
      7.650%, 05/15/08                                     1,100          1,187
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 0.6%
   Kroger
      6.800%, 04/01/11                                     1,946          2,126
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 0.2%
    Harrahs Operating 144A (A)
      5.625%, 06/01/15                                       900            926
--------------------------------------------------------------------------------
ENERGY -- 1.4%
   Kinder Morgan
      5.150%, 03/01/15                                     1,545          1,558
   Nexen
      5.200%, 03/10/15                                     1,295          1,316
   Pemex 144A (A)
      6.625%, 06/15/35                                       900            895
   Xcel Energy
      7.000%, 12/01/10                                     1,562          1,734
                                                                     ----------
                                                                          5,503
--------------------------------------------------------------------------------

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
FINANCIALS -- 6.4%
   American General Finance
      3.875%, 10/01/09                               $     1,195     $    1,169
   Bank of America
      7.800%, 09/15/16                                     1,250          1,563
   Citigroup
      7.250%, 10/01/10                                     3,200          3,605
   General Electric Capital, Cl A
      6.000%, 06/15/12                                     2,630          2,850
   Goldman Sachs
      6.600%, 01/15/12                                     2,150          2,373
   Household Finance
      6.375%, 10/15/11                                     1,250          1,363
      5.875%, 02/01/09                                     1,515          1,584
   Inter-American Development Bank
      7.375%, 01/15/10                                     1,200          1,361
   International Lease Finance
      3.500%, 04/01/09                                     1,470          1,409
   JP Morgan Chase
      5.125%, 09/15/14                                     2,000          2,052
   Morgan Stanley Dean Witter
      5.300%, 03/01/13                                     2,000          2,066
   Residential Capital 144A (A)
      6.375%, 06/30/10                                     1,100          1,124
   W.R. Berkley
      6.150%, 08/15/19                                     1,085          1,131
   Wells Fargo
      4.950%, 10/16/13                                     1,135          1,164
                                                                     ----------
                                                                         24,814
--------------------------------------------------------------------------------
INDUSTRIALS -- 0.6%
   BAE Systems Holdings 144A (A)
      4.750%, 08/15/10                                       875            880
   United Technologies #
      4.875%, 05/01/15                                     1,380          1,412
                                                                     ----------
                                                                          2,292
--------------------------------------------------------------------------------
INSURANCE -- 0.5%
   Metlife
      5.700%, 06/15/35                                       975          1,017
   Protective Life Secured Trust
      4.850%, 08/16/10                                     1,000          1,018
                                                                     ----------
                                                                          2,035
--------------------------------------------------------------------------------
REAL ESTATE -- 0.3%
   Pulte Homes
      6.375%, 05/15/33                                     1,050          1,049
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.6%
   Equity Office Properties Trust #
      4.750%, 03/15/14                                     1,075          1,056
   iStar Financial
      5.125%, 04/01/11                                     1,460          1,458
                                                                     ----------
                                                                          2,514
--------------------------------------------------------------------------------

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
SOVEREIGN AGENCY -- 3.1%
   Aid-Israel
      5.500%, 04/26/24                               $    10,975     $   12,210
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.3%
   America Movil SA
      5.500%, 03/01/14                                       975            980
   France Telecom (B)
      8.000%, 03/01/11                                       825            952
   GTE
      6.940%, 04/15/28                                     1,700          1,958
   Telecom Italia Capital
      5.250%, 11/15/13                                     1,000          1,018
                                                                     ----------
                                                                          4,908
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.7%
   Ryder System
      4.625%, 04/01/10                                     1,385          1,389
   Union Pacific
      6.125%, 01/15/12                                     1,200          1,297
                                                                     ----------
                                                                          2,686
--------------------------------------------------------------------------------
UTILITIES -- 1.2%
   AEP Texas Central
      6.650%, 02/15/33                                     1,235          1,444
   Dominion Resources
      6.750%, 12/15/32                                     1,700          1,970
   Exelon
      4.450%, 06/15/10                                     1,065          1,059
                                                                     ----------
                                                                          4,473
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $67,230)                                     68,831
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 22.1%
U.S. TREASURY BONDS -- 2.8%
      6.250%, 08/15/23#                                    7,230          8,961
      5.375%, 02/15/31#                                    1,620          1,900
                                                                     ----------
                                                                         10,861
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 19.3%
      6.500%, 02/15/10#                                   11,535         12,768
      3.625%, 06/30/07#                                   14,680         14,629
      3.500%, 11/15/06#                                    4,330          4,316
      3.250%, 08/15/08#                                   27,550         27,113
      1.875%, 12/31/05#                                   16,260         16,169
                                                                     ----------
                                                                         74,995
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $84,727)                           85,856
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 15.8%
AUTOMOTIVE -- 4.4%
   AESOP Funding II LLC, Series 2002-1A, Cl A
      3.850%, 10/20/06                                     2,653          2,655
   Carmax Auto Owner Trust, Series 2005-1, Cl A2
      3.780%, 02/15/08                                     4,225          4,220

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   Daimler Chrysler Auto Trust, Series 2002-A,
      Cl A4
      4.490%, 10/06/08                               $     4,908     $    4,913
   Honda Automobile Receivables Owner Trust,
      Series 2004-3, Cl A2
      2.480%, 05/18/07                                     1,760          1,752
   Honda Automobile Receivables Owner Trust,
      Series 2005-4, Cl A3
      4.460%, 05/21/09                                     3,575          3,589
                                                                     ----------
                                                                         17,129
--------------------------------------------------------------------------------
CREDIT CARDS -- 5.8%
   Bank One Issuance Trust, Series 2004-A4, Cl A4
      3.611%, 02/16/10                                     6,700          6,708
   Chase Credit Card Master Trust, Series 2001-6,
      Cl A (B)
      3.701%, 03/16/09                                     2,800          2,806
   Chase Credit Card Master Trust, Series 2004-1,
      Cl A
      3.601%, 05/15/09                                     5,000          5,002
   Citibank Credit Card Issuance Trust,
      Series 2001-A2, Cl A2 (B)
      3.867%, 02/07/08                                     4,600          4,605
   Citibank Credit Card Issuance Trust,
      Series 2003-A11, Cl A11
      3.649%, 10/15/09                                     2,000          2,003
   MBNA Master Credit Card Trust,
      Series 2001-A, Cl A (B)
      3.721%, 07/15/08                                     1,350          1,352
                                                                     ----------
                                                                         22,476
--------------------------------------------------------------------------------
FINANCIALS -- 2.7%
   Morgan Stanley Capital I, Series 2004-Nc6, Cl A4
      3.941%, 07/25/34                                     6,600          6,610
   SLM Student Loan Trust,
      Series 2004-9, Cl A2
      3.670%, 10/25/12                                     4,000          3,997
                                                                     ----------
                                                                         10,607
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 1.2%
   Bear Stearns, Series 1999-2, Cl AF2 (C)
      7.910%, 10/25/29                                       458            479
   Chase Funding Mortage Loan, Series 2003-6,
      Cl 1A4
      4.499%, 08/25/30                                     4,000          3,979
                                                                     ----------
                                                                          4,458
--------------------------------------------------------------------------------
UTILITIES -- 1.7%
   Export Funding Trust, Series 1995-A, Cl A
      8.210%, 12/29/06                                       566            581
   PSE&G Transition Funding LLC, Series 2001-1,
      Cl A8
      6.890%, 12/15/17                                     5,050          5,986
                                                                     ----------
                                                                          6,567
--------------------------------------------------------------------------------

Total Asset Backed Securities (Cost $60,276)                             61,237
--------------------------------------------------------------------------------

                                                      PAR (000)/        VALUE
                                                   NUMBER OF SHARES     (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER++ -- 10.5%
   Atlantis One Funding
      3.522%, 09/14/05                               $     7,000     $    6,991
   Blue Ridge Asset Funding
      3.511%, 09/13/05                                     7,000          6,992
   Danske Bank
      3.501%, 09/12/05                                     6,000          5,994
   Market Street Funding
      3.522%, 09/14/05                                     7,000          6,991
   Park Avenue
      3.521%, 09/13/05                                     7,000          6,992
   Societe Generale
      3.501%, 09/12/05                                     7,000          6,992
--------------------------------------------------------------------------------

Total Commercial Paper (Cost $40,952)                                    40,952
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 2.1%
   Allegiant Advantage Institutional Money
      Market Fund, Class I+                            8,040,407          8,040
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $8,040)                          8,040
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
   Securities -- 128.0% (Cost $491,942)                                 496,970
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 35.2%
MASTER NOTES -- 3.9%
   Bank of America
      3.643%, 11/01/05                                     5,000          5,000
   Bear Stearns
      3.713%, 09/07/05                                    10,000         10,000
                                                                     ----------
                                                                         15,000
--------------------------------------------------------------------------------
MEDIUM TERM NOTES -- 9.0%
   First Tennessee Bank (B)
      3.580%, 03/21/06                                    10,000         10,000
   Morgan Stanley (B)
      3.643%, 02/15/06                                    15,000         15,000
   Sigma Finance (B)
      3.580%, 07/07/06                                     9,999          9,999
                                                                     ----------
                                                                         34,999
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 22.3%
   Bank of America
      3.610%, 09/01/05                                       781            781
   Bear Stearns
      3.663%, 09/01/05                                     6,000          6,000
      3.633%, 09/01/05                                    15,000         15,000
   Dresdner Securities
      3.610%, 09/01/05                                     5,000          5,000
   Lehman Brothers
      3.633%, 09/01/05                                    59,600         59,600
                                                                     ----------
                                                                         86,381
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
   For Loaned Securities (Cost $136,380)                                136,380
--------------------------------------------------------------------------------

                                                                        VALUE
                                                                        (000)
--------------------------------------------------------------------------------
Total Investments -- 163.2% (Cost $628,322)*                         $  633,350
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (63.2)%                                  (245,221)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $  388,129
--------------------------------------------------------------------------------

* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $628,699.
     GROSS UNREALIZED APPRECIATION (000)    $ 5,105
     GROSS UNREALIZED DEPRECIATION (000)       (454)
                                            -------
     NET UNREALIZED APPRECIATION (000)      $ 4,651
                                            =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON
  LOAN IS (000) $134,146.

+ SEE NOTE 3 IN NOTES TO SCHEDULES OF INVESTMENTS.

++ THE RATE SHOWN IS THE EFFECTIVE YIELD AT PURCHASE DATE.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.

(B) VARIABLE RATE SECURITY -- THE RATE SHOWN IS THE RATE IN EFFECT ON AUGUST 31, 2005.

(C) STEPPED COUPON BOND

CL -- CLASS

DN -- DISCOUNT NOTE

LLC -- LIMITED LIABILITY COMPANY

TBA -- TO BE ANNOUNCED

TOTAL RETURN SWAP AGREEMENT:

                                                          NOTIONAL
                                                            COST     UNREALIZED
                                               EXPIRATION  AMOUNT   APPRECIATION
                                                  DATE      (000)      (000)
--------------------------------------------------------------------------------
Agreement with Bank of America, N.A. to
   receive quarterly total return on Bank of
   America CMBS AAA 10 year Index and pay
   quarterly a floating rate based on 3-month
   LIBOR minus 0.45%                            11/30/05  $ 27,000  $        139
                                                          ========  ============

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF THE TOTAL RETURN SWAP AGREEMENT HAVE BEEN SEGREGATED BY THE FUND.

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT GOVERNMENT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 97.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.3%
   12.250%, 08/01/15                                 $       126     $      139
    9.750%, 11/01/08 to 04/01/09                              56             58
    9.250%, 08/01/13                                           6              6
    9.000%, 04/01/06 to 09/01/20                             436            468
    8.750%, 06/01/16 to 05/01/17                              74             79
    8.500%, 03/01/06 to 01/01/22                             254            273
    8.000%, 04/01/07 to 03/01/22                             260            278
    7.500%, 05/15/22                                         143            143
    7.000%, 05/01/31                                         359            376
    6.000%, 10/01/32                                       1,826          1,873
                                                                     ----------
                                                                          3,693
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 85.0%
   12.500%, 05/01/15                                         175            198
   11.250%, 05/01/14                                          18             20
   10.000%, 06/01/21                                          27             30
    9.500%, 09/01/11                                          31             32
    9.000%, 06/01/09 to 10/01/19                              60             64
    8.500%, 11/01/21 to 09/01/23                              63             69
    8.000%, 12/01/17 to 03/01/23                             157            163
    7.500%, 09/01/22 to 05/01/32                           1,875          1,989
    7.000%, 12/01/15 to 10/01/32                           2,382          2,500
    6.500%, 12/01/12 to 05/01/33                           3,987          4,131
    6.000%, 09/01/17                                       4,396          4,542
    6.000%, 10/01/35 TBA                                  48,000         49,065
    5.500%, 11/01/09 to 11/01/33                          23,193         23,558
    5.500%, 09/01/35 TBA                                  61,000         61,629
    5.000%, 06/01/18 to 10/01/19                          13,111         13,216
    5.000%, 02/01/35 to 09/01/35 TBA                      49,342         49,023
    4.500%, 04/01/18 to 01/01/20                          15,555         15,450
    4.500%, 10/01/35 TBA                                   7,000          6,783
                                                                     ----------
                                                                        232,462
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 11.0%
   17.000%, 11/15/11                                          65             76
   16.000%, 11/15/11                                           2              3
   15.000%, 06/15/11 to 01/15/13                           1,062          1,236
   14.500%, 09/15/12 to 08/15/14                               9             12
   14.000%, 05/15/11 to 02/15/15                             449            515
   13.500%, 05/15/10 to 01/20/15                             437            501
   13.000%, 11/15/10 to 06/20/15                             488            552
   12.750%, 09/20/13 to 12/20/13                              42             47
   12.500%, 04/15/10 to 01/20/16                             907          1,020
   12.000%, 08/15/12 to 01/15/16                             376            433
   11.500%, 02/15/13 to 08/15/14                             113            125
    9.250%, 12/15/16 to 05/15/21                              75             81
    9.000%, 09/15/08 to 11/15/24                             966          1,037
    8.750%, 08/15/08 to 12/15/16                              81             87
    8.500%, 01/15/17 to 09/15/24                             526            575
    8.250%, 03/15/06 to 07/15/08                              25             25
    8.000%, 04/15/17 to 05/20/30                           1,698          1,824
    7.500%, 09/20/15 to 09/20/30                           3,120          3,329
    7.000%, 12/15/10 to 06/15/32                           6,050          6,361
    6.500%, 10/15/22 to 09/15/31                           3,727          3,900

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
    6.000%, 10/20/28 to 07/20/29                     $     2,555     $    2,632
    5.500%, 01/15/33 to 07/15/33                           5,713          5,831
                                                                     ----------
                                                                         30,202
--------------------------------------------------------------------------------

Total U.S. Government Agency Mortgage-Backed
   Obligations (Cost $263,661)                                          266,357
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 33.4%
FEDERAL HOME LOAN BANK -- 33.4%
    3.434%, 09/07/05 DN ++ #                              75,345         75,302
    3.409%, 09/09/05 DN ++                                13,000         12,990
    3.405%, 09/14/05 DN ++                                 3,000          2,997
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $91,289)                  91,289
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 4.6%
CREDIT CARDS -- 2.9%
   Bank One Issuance Trust, Series 2004-A4, Cl A4
    3.611%, 02/16/10                                       5,000          5,006
   Chase Credit Card Master Trust,
      Series 2004-1, Cl A
      3.601%, 05/15/09                                     3,000          3,002
                                                                     ----------
                                                                          8,008
--------------------------------------------------------------------------------
FINANCIALS -- 1.7%
   Morgan Stanley Capital I, Series 2004-Nc6, Cl A4
      3.941%, 07/25/34                                     4,700          4,707
--------------------------------------------------------------------------------

Total Asset Backed Securities (Cost $12,713)                             12,715
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.3%
   Security Mortgage Acceptance Corporation II,
      Series B, Cl 4
      9.000%, 12/01/16                                       387            402
   Structured Mortgage Asset Residential Trust,
      Series 1992-2, Cl I
      8.250%, 06/25/19                                       463            477
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $894)                       879
--------------------------------------------------------------------------------
COMMERCIAL PAPER++ -- 20.1%
   Atlantis One Funding
      3.522%, 09/14/05                                     5,000          4,994
   Blue Ridge Asset Funding
      3.511%, 09/13/05                                     5,000          4,994
   Danske Bank
      3.501%, 09/12/05                                     5,000          4,995
   Liberty Street Funding
      3.519%, 09/12/05                                     2,000          1,998
   Market Street Funding
      3.522%, 09/14/05                                     7,000          6,991
   National Rural Utilitites
      3.521%, 09/12/05                                     7,000          6,992
   Park Avenue
      3.521%, 09/13/05                                     5,000          4,994
   Societe Generale
      3.501%, 09/12/05                                     5,000          4,995

                                                      PAR (000)/        VALUE
                                                   NUMBER OF SHARES     (000)
--------------------------------------------------------------------------------
   Three Rivers Funding
      3.519%, 09/06/05                               $     7,000     $    6,997
   UBS Finance
      3.496%, 09/12/05                                     7,000          6,992
--------------------------------------------------------------------------------

Total Commercial Paper (Cost $54,942)                                    54,942
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 2.1%
   Allegiant Advantage Institutional Money
      Market Fund, Class I+                            5,686,940          5,687
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $5,687)                          5,687
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
   Securities -- 157.8% (Cost $429,186)                                 431,869
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 28.0% REPURCHASE AGREEMENTS -- 28.0%
   Bank of America
      3.610%, 09/01/05                               $     1,629          1,629
   Bear Stearns
      3.663%, 09/01/05                                    12,500         12,500
      3.633%, 09/01/05                                    37,500         37,500
   Dresdner Securities
      3.610%, 09/01/05                                    25,000         25,000
                                                                     ----------
                                                                         76,629
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
   For Loaned Securities (Cost $76,629)                                  76,629
--------------------------------------------------------------------------------

Total Investments -- 185.8% (Cost $505,815)*                            508,498
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (85.8)%                                  (234,863)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $  273,635
--------------------------------------------------------------------------------

* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $505,851. GROSS UNREALIZED APPRECIATION (000) $ 2,807
     GROSS UNREALIZED DEPRECIATION (000)     (160)
                                          -------
     NET UNREALIZED APPRECIATION (000)    $ 2,647
                                          =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $75,257.

+ SEE NOTE 3 IN NOTES TO SCHEDULES OF INVESTMENTS.

++ THE RATE SHOWN IS THE EFFECTIVE YIELD AT PURCHASE DATE.

CL -- CLASS

DN -- DISCOUNT NOTE

TBA -- TO BE ANNOUNCED

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 31.7%
U.S. TREASURY NOTES -- 31.7%
   6.500%, 02/15/10#                                 $    35,730     $   39,549
   4.750%, 05/15/14#                                       4,235          4,463
   3.875%, 05/15/09#                                      13,645         13,660
   3.625%, 06/30/07#                                      13,920         13,871
   3.500%, 11/15/06#                                       5,420          5,402
   3.250%, 08/15/08#                                      50,595         49,793
   1.875%, 12/31/05#                                      25,465         25,323
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $151,781)                         152,061
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.2%
FEDERAL HOME LOAN BANK -- 11.5%
   6.500%, 08/15/07                                        4,000          4,183
   3.875%, 06/08/07#                                       5,245          5,232
   3.875%, 09/14/07                                        6,685          6,663
   3.434%, 09/07/05 DN++#                                 29,640         29,623
   2.875%, 05/22/06                                        6,870          6,820
   2.625%, 10/16/06#                                       2,715          2,676
                                                                     ----------
                                                                         55,197
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.7%
   4.000%, 08/17/07                                       12,835         12,843
   2.125%, 11/15/05                                           25             25
                                                                     ----------
                                                                         12,868
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.0%
   5.250%, 04/15/07#                                      28,095         28,647
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $96,667)                  96,712
--------------------------------------------------------------------------------
CORPORATE BONDS -- 21.4%
AEROSPACE -- 0.2%
   Boeing #
      6.100%, 03/01/11                                     1,100          1,195
--------------------------------------------------------------------------------
BASIC MATERIALS -- 0.5%
   Alcoa
      6.000%, 01/15/12                                     2,000          2,165
--------------------------------------------------------------------------------
CABLE -- 0.6%
   Comcast Cable Communications
      7.125%, 06/15/13                                     1,105          1,258
   Cox Communications
      5.450%, 12/15/14                                     1,475          1,501
                                                                     ----------
                                                                          2,759
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.5%
   Centex
      5.450%, 08/15/12                                     2,155          2,188
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 0.4%
   Yum! Brands
      7.650%, 05/15/08                                     1,755          1,894
--------------------------------------------------------------------------------

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 0.5%
   Kroger
      6.800%, 04/01/11                               $     1,140     $    1,245
      6.750%, 04/15/12                                     1,025          1,131
                                                                     ----------
                                                                          2,376
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 0.2%
   Harrahs Operating 144A (A)
      5.625%, 06/01/15                                     1,000          1,029
--------------------------------------------------------------------------------
ENERGY -- 2.3%
   AEP Texas Central
      5.500%, 02/15/13                                     2,175          2,277
   Encana
      6.300%, 11/01/11                                     1,170          1,271
   Kinder Morgan #
      6.500%, 09/01/12                                     2,050          2,248
   Nexen
      5.200%, 03/10/15                                     1,815          1,845
   Xcel Energy
      7.000%, 12/01/10                                     2,000          2,220
   XTO Energy
      4.900%, 02/01/14                                     1,160          1,160
                                                                     ----------
                                                                         11,021
--------------------------------------------------------------------------------
FINANCIALS -- 11.2%
   American General Finance
      3.875%, 10/01/09                                     1,415          1,383
   Bank of America
      7.400%, 01/15/11                                     4,125          4,692
   BB&T
      6.500%, 08/01/11                                     2,570          2,829
      4.875%, 01/15/13                                     1,635          1,670
      4.750%, 10/01/12                                       350            354
   Bear Stearns
      7.625%, 12/07/09                                     3,744          4,202
   Chase Manhattan
      7.125%, 06/15/09                                     4,033          4,408
   Citigroup
      7.250%, 10/01/10                                     4,480          5,047
   General Electric Capital
      5.450%, 01/15/13                                       590            623
   General Electric Capital, Cl A (MTN)
      6.000%, 06/15/12                                     3,565          3,863
   Goldman Sachs
      6.600%, 01/15/12                                     3,500          3,863
   Household Finance
      6.375%, 10/15/11                                       625            682
      5.875%, 02/01/09                                     3,565          3,728
   International Lease Finance
      3.500%, 04/01/09                                     1,500          1,438
   JP Morgan Chase
      6.000%, 01/15/09                                     1,520          1,595
   Lehman Brothers Holdings
      4.500%, 07/26/10                                     4,250          4,256

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   Merrill Lynch
      6.000%, 02/17/09                               $     1,000     $    1,051
      4.125%, 09/10/09                                     1,370          1,356
      3.700%, 04/21/08                                         2              2
   Morgan Stanley Dean Witter
      5.300%, 03/01/13                                     2,250          2,324
   Residential Capital 144A (A)
      6.375%, 06/30/10                                     1,310          1,339
   SLM
      5.000%, 10/01/13                                     2,000          2,047
   Wells Fargo
      4.950%, 10/16/13                                     1,000          1,025
                                                                     ----------
                                                                         53,777
--------------------------------------------------------------------------------
INDUSTRIALS -- 0.8%
   BAE Systems Holdings 144A (A)
      4.750%, 08/15/10                                     1,000          1,006
   International Paper
      6.750%, 09/01/11                                     1,000          1,103
   United Technologies #
      4.875%, 05/01/15                                     1,650          1,687
                                                                     ----------
                                                                          3,796
--------------------------------------------------------------------------------
INSURANCE -- 0.3%
   Protective Life Secured Trust
      4.850%, 08/16/10                                     1,250          1,273
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 1.4%
   Colonial Properties Trust
      4.750%, 02/01/10                                     1,225          1,210
   Equity Office Properties Trust
      4.750%, 03/15/14                                     1,240          1,218
   Federal Realty Investors Trust (MTN)
      6.990%, 03/10/06                                     2,550          2,576
   iStar Financial
      5.125%, 04/01/11                                     1,710          1,707
                                                                     ----------
                                                                          6,711
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.6%
   America Movil SA
      5.500%, 03/01/14                                     1,215          1,222
   British Telecommunications
      8.375%, 12/15/10                                     1,150          1,352
   France Telecom (B)
      7.750%, 03/01/11                                     1,025          1,183
   Sprint Capital
      8.375%, 03/15/12                                     1,190          1,423
   Telecom Italia Capital
      5.250%, 11/15/13                                     1,170          1,191
   Verizon Global Funding
      7.250%, 12/01/10                                     1,295          1,457
                                                                     ----------
                                                                          7,828
--------------------------------------------------------------------------------

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.7%
   Ryder System
      4.625%, 04/01/10                               $     1,940     $    1,946
   Union Pacific
      6.125%, 01/15/12                                     1,295          1,400
                                                                     ----------
                                                                          3,346
--------------------------------------------------------------------------------
UTILITIES -- 0.2%
   Exelon
      4.450%, 06/15/10                                     1,065          1,059
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $101,157)                                   102,417
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 18.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.8%
      8.250%, 06/01/06                                        --(D)          --(D)
      7.570%, 05/25/28 (C)                                     5              5
      5.500%, 01/01/07                                       286            290
      4.125%, 07/12/10                                     7,975          7,969
      4.000%, 09/15/19                                     5,700          5,373
      3.500%, 05/01/11                                     3,354          3,251
      3.500%, 01/15/18                                     1,393          1,333
                                                                     ----------
                                                                         18,221
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 12.9%
      6.000%, 08/01/34                                        44             45
      6.000%, 10/01/35 TBA                                18,500         18,911
      5.500%, 10/01/09                                        14             14
      5.500%, 09/01/35 TBA                                38,075         38,468
      5.000%, 06/01/34                                        81             81
      4.000%, 09/01/13                                     4,662          4,599
                                                                     ----------
                                                                         62,118
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.4%
      9.000%, 09/15/08                                         9              9
      9.000%, 10/15/08                                        12             12
      9.000%, 11/15/08                                        14             14
      9.000%, 12/15/08                                        17             18
      9.000%, 02/15/09                                        16             17
      9.000%, 03/15/09                                         1              1
      9.000%, 04/15/09                                        39             41
      9.000%, 05/15/09                                        68             72
      9.000%, 07/15/09                                         6              6
      9.000%, 05/15/16                                         3              3
      4.500%, 02/16/22                                     5,035          4,885
      4.000%, 01/16/30                                     1,558          1,533
                                                                     ----------
                                                                          6,611
--------------------------------------------------------------------------------

Total U.S. Government Agency Mortgage-Backed
   Obligations (Cost $86,315)                                            86,950
--------------------------------------------------------------------------------

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 12.9%
AUTOMOTIVE -- 4.8%
   AESOP Funding II LLC, Series 2002-1A, Cl A
      3.850%, 10/20/06                               $     1,033     $    1,034
   Carmax Auto Owner Trust, Series 2005-1, Cl A2
      3.780%, 02/15/08                                     5,800          5,793
   Daimler Chrysler Auto Trust, Series 2002-A, Cl A4
      4.490%, 10/06/08                                     5,683          5,689
   Daimler Chrysler Auto Trust, Series 2004-A, Cl A3
      2.000%, 12/08/07                                     4,500          4,454
   Honda Automobile Receivables Owner Trust,
      Series 2004-3, Cl A2
      2.480%, 05/18/07                                     2,408          2,397
   Honda Automobile Receivables Owner Trust,
      Series 2005-1, Cl A3
      3.530%, 10/21/08                                     3,500          3,474
                                                                     ----------
                                                                         22,841
--------------------------------------------------------------------------------
CREDIT CARDS -- 2.7%
   Chase Credit Card Master Trust, Series 2001-6,
      Cl A (B)
      3.701%, 03/16/09                                     3,300          3,307
   Citibank Credit Card Issuance Trust,
      Series 2001-A2, Cl A2 (B)
      3.867%, 02/07/08                                     5,400          5,405
   Citibank Credit Card Issuance Trust,
      Series 2003-A11, Cl A11 (B)
      3.649%, 10/15/09                                     2,700          2,704
   MBNA Master Credit Card Trust,
      Series 2001-A, Cl A (B)
      3.721%, 07/15/08                                     1,500          1,502
                                                                     ----------
                                                                         12,918
--------------------------------------------------------------------------------
FINANCIALS -- 2.7%
   Morgan Stanley Capital I, Series 2004-Nc6, Cl A4
      3.941%, 07/25/34                                     8,000          8,013
   SLM Student Loan Trust, Series 2004-9, Cl A2
      3.670%, 10/25/12                                     4,800          4,796
                                                                     ----------
                                                                         12,809
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 0.8%
   Mellon Residential Funding, Series 2001-HEIL,
      Cl A4 (C)
      6.615%, 02/25/21                                     3,974          4,016
   Saxon Asset Securities Trust, Series 1999-3,
      Cl AF6
      8.005%, 02/25/30                                        29             29
                                                                     ----------
                                                                          4,045
--------------------------------------------------------------------------------

                                                      PAR (000)/        VALUE
                                                   NUMBER OF SHARES     (000)
--------------------------------------------------------------------------------
UTILITIES -- 1.9%
   Pennsylvania Power & Light, Transition Bond,
      Series 1999-1, Cl A6
      6.960%, 12/26/07                               $     2,227     $    2,240
   PSE&G Transition Funding LLC, Series 2001-1,
      Cl A8
      6.890%, 12/15/17                                     6,000          7,111
                                                                     ----------
                                                                          9,351
--------------------------------------------------------------------------------

Total Asset Backed Securities (Cost $61,843)                             61,964
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.0%
   MBNA Credit Card Master Note,
      Series 2002-A1, Cl A1 (B)
      4.950%, 06/15/09                                     4,000          4,052
   Vendee Mortgage Trust, Series 1999-2, Cl ID
      6.500%, 12/15/24                                         1              1
   Wells Fargo Securities Trust, Series 2004-K,
      Cl 2A11 (B)
      4.735%, 07/25/34                                     5,530          5,482
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $9,434)                   9,535
--------------------------------------------------------------------------------
COMMERCIAL PAPER++ -- 4.2%
   Blue Ridge Asset Funding
      3.522%, 09/13/05                                     7,000          6,992
   Market Street Funding
      3.521%, 09/14/05                                     7,000          6,991
   Park Avenue
      3.511%, 09/13/05                                     6,000          5,993
--------------------------------------------------------------------------------

Total Commercial Paper (Cost $19,976)                                    19,976
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.0%
   Allegiant Advantage Institutional Money
      Market Fund, Class I+                            4,727,464          4,727
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $4,727)                          4,727
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
   Securities -- 111.5% (Cost $531,900)                                 534,342
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 41.8%
MASTER NOTES 7.3%
   Bank of America
      3.643%, 11/01/05                               $    20,000         20,000
   Bear Stearns
      3.713%, 09/07/05                                    15,000         15,000
                                                                     ----------
                                                                         35,000
--------------------------------------------------------------------------------

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
MEDIUM TERM NOTES -- 7.3%
   First Tennessee Bank (B)
      3.580%, 03/21/06                               $    10,000     $   10,000
   Morgan Stanley (B)
      3.643%, 02/15/06                                    15,000         15,000
   Sigma Finance (B)
      3.580%, 07/07/06                                     9,999          9,999
                                                                     ----------
                                                                         34,999
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 27.2%
   Bank of America
      3.610%, 09/01/05                                       261            261
   Bear Stearns
      3.663%, 09/01/05                                    12,000         12,000
      3.633%, 09/01/05                                    15,000         15,000
   Dresdner Securities
      3.610%, 09/01/05                                    10,000         10,000
   Lehman Brothers
      3.633%, 09/01/05                                    92,900         92,900
                                                                     ----------
                                                                        130,161
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
   For Loaned Securities (Cost $200,160)                                200,160
--------------------------------------------------------------------------------

Total Investments -- 153.3% (Cost $732,060)*                            734,502
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (53.3)%                                  (255,327)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $  479,175
--------------------------------------------------------------------------------

* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $733,362.
     GROSS UNREALIZED APPRECIATION (000)   $ 2,101
     GROSS UNREALIZED DEPRECIATION (000)      (961)
                                           -------
     NET UNREALIZED APPRECIATION (000)     $ 1,140
                                           =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $196,717.

+ SEE NOTE 3 IN NOTES TO SCHEDULES OF INVESTMENTS.

++ THE RATE SHOWN IS THE EFFECTIVE YIELD AT PURCHASE DATE.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.

(B) VARIABLE RATE SECURITY -- THE RATE SHOWN IS THE RATE IN EFFECT ON AUGUST 31, 2005.

(C) STEPPED COUPON BOND

(D) PAR AND VALUE ARE LESS THAN $500.

CL -- CLASS

DN -- DISCOUNT NOTE

MTN -- MEDIUM TERM NOTE

LLC -- LIMITED LIABILITY COMPANY

TBA -- TO BE ANNOUNCED

--------------------------------------------------------------------------------
TOTAL RETURN SWAP AGREEMENT:

                                                          NOTIONAL
                                                            COST     UNREALIZED
                                              EXPIRATION   AMOUNT   APPRECIATION
                                                 DATE       (000)      (000)
--------------------------------------------------------------------------------
Agreement with Bank of America, N.A. to
   receive quarterly total return on Bank of
   America CMBS AAA 10 year Index
   and pay quarterly a floating rate based
   on 3-month LIBOR minus 0.45%                 11/30/05  $ 33,000  $       170
                                                          ========  ===========

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF THE TOTAL RETURN SWAP AGREEMENT HAVE BEEN SEGREGATED BY THE FUND.

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT LIMITED MATURITY BOND FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 21.7%
AUTOMOTIVE -- 13.0%
   AESOP Funding II LLC, Series 2002-1A, Cl A
      3.850%, 10/20/06                               $       483     $      484
   Bank One Auto Securitization Trust,
      Series 2003-1, Cl A3
      1.820%, 09/20/07                                     2,795          2,775
   Capital Auto Receivables Asset Trust,
      Series 2003-3, Cl A3A
      2.960%, 01/15/08                                     5,000          4,947
   Chase Manhattan Auto Owner Trust,
      Series 2002-A, Cl A4
      4.240%, 09/15/08                                     1,905          1,906
   Daimler Chrysler Auto Trust, Series 2005-B,
      Cl A4
      4.200%, 07/08/10                                     2,700          2,700
   Ford Credit Automotive Owner Trust,
      Series 2003-B, Cl A4
      2.410%, 08/15/07                                     4,425          4,372
   Hyundai Auto Receivables Trust, Series 2004-A,
      Cl A3
      2.970%, 05/15/09                                     1,900          1,872
   Morgan Stanley Auto Loan Trust, Series 2003,
      Cl HB1
      2.170%, 04/15/11                                     4,800          4,707
   USAA Auto Owner Trust, Series 2004-1, Cl A3
      2.060%, 04/15/08                                       934            924
   World Omni Auto Receivables Trust, Series 2004-A,
      Cl A3
      3.290%, 11/12/08                                     2,000          1,983
                                                                     ----------
                                                                         26,670
--------------------------------------------------------------------------------
CREDIT CARDS -- 3.9%
   Citibank Credit Card Issuance Trust,
      Series 2004, Cl A1
      2.550%, 01/20/09                                     5,000          4,897
   MBNA Credit Card Master Note Trust,
      Series 2001-A1, Cl A1
      5.750%, 10/15/08                                     3,170          3,208
                                                                     ----------
                                                                          8,105
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 4.8%
   Bear Stearns, Series 1999-2, Cl AF2 (C)
      7.910%, 10/25/29                                       278            291
   Chase Funding Mortgage Loan Trust,
      Series 2002-2, Cl A4
      4.877%, 08/25/28                                       871            871
   Chase Funding Mortgage Loan Trust,
      Series 2003-2, Cl 1A3
      2.864%, 12/25/24                                     1,057          1,054
   Countrywide Alternative Loan Trust,
      Series 2004 29CB, Cl A6
      4.000%, 01/25/35                                     1,680          1,659
   GE Capital Mortgage Services,
      Series 1999-HE1, Cl A7
      6.265%, 04/25/29                                       863            877

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   Mellon Residential Funding, Series 2001-HEIL,
      Cl A4 (C)
      6.615%, 02/25/21                               $     2,484     $    2,510
   Morgan Keegan & Associates (A)
      7.475%, 04/25/09                                        59             60
   Residential Asset Securities Trust,
      Series 2003-KS7, Cl AI3
      3.372%, 11/25/28                                     2,390          2,379
   Saxon Asset Securities Trust, Series 1999-3,
      Cl AF6
      8.005%, 02/25/30                                        88             88
                                                                     ----------
                                                                          9,789
--------------------------------------------------------------------------------

Total Asset Backed Securities (Cost $44,987)                             44,564
--------------------------------------------------------------------------------
CORPORATE BONDS -- 19.2%
AUTOMOTIVE -- 0.3%
   DaimlerChrysler NA Holdings (A)
      3.610%, 03/07/07                                       630            630
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 0.7%
   Kroger
      7.625%, 09/15/06                                     1,450          1,495
--------------------------------------------------------------------------------
ENERGY -- 0.4%
   Consolidated Natural Gas
      5.375%, 11/01/06                                       800            810
--------------------------------------------------------------------------------
FINANCIALS -- 15.3%
   Allstate Life Global Funding Trusts (MTN)
      3.850%, 01/25/08                                     1,000            990
   Bank of America
      6.625%, 08/01/07                                     1,525          1,587
   Bear Stearns (A)
      3.830%, 04/29/08                                     1,150          1,153
   Caterpillar Financial Services
      4.500%, 09/01/08                                     1,480          1,490
   CIT Group
      3.650%, 11/23/07                                       765            755
   Citicorp
      7.000%, 07/01/07                                       970          1,018
   Citigroup (A)
      3.753%, 11/01/07                                     2,000          2,003
   Credit Suisse First Boston #
      5.875%, 08/01/06                                     1,000          1,015
   General Electric Capital
      4.125%, 03/04/08                                     2,400          2,398
   Goldman Sachs Group
      4.125%, 01/15/08                                     1,500          1,496
   Household Finance
      6.400%, 06/17/08                                     2,085          2,199
   International Lease Finance
      3.125%, 05/03/07                                     1,750          1,716
   John Deere Capital
      4.625%, 04/15/09                                     1,300          1,312
   JP Morgan Chase
      6.375%, 04/01/08                                     3,350          3,512

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   KeyCorp
      2.750%, 02/27/07                               $     1,025     $    1,001
   Lehman Brothers
      7.625%, 06/01/06                                       468            478
   Morgan Stanley Dean Witter #
      3.625%, 04/01/08                                     2,250          2,212
   SLM, Series A (MTN)
      3.500%, 09/30/06                                     1,635          1,618
   Sovereign Bancorp 144A (B)
      4.140%, 03/01/09                                       500            500
   US Bancorp
      6.875%, 09/15/07                                       715            752
   Wachovia
      6.400%, 04/01/08                                     2,000          2,100
                                                                     ----------
                                                                         31,305
--------------------------------------------------------------------------------
HEALTHCARE -- 0.6%
   Anthem
      3.500%, 09/01/07                                     1,150          1,131
--------------------------------------------------------------------------------
INSURANCE -- 0.7%
   AEGON NV
      8.000%, 08/15/06                                     1,470          1,517
--------------------------------------------------------------------------------
REAL ESTATE -- 0.3%
   EOP Operating LP
      8.375%, 03/15/06                                       635            648
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.5%
   iStar Financial (A)
      3.740%, 03/03/08                                     1,000          1,000
--------------------------------------------------------------------------------
UTILITIES -- 0.4%
   Northern States Power
      2.875%, 08/01/06                                       750            742
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $39,529)                                     39,278
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 17.1%
   Bank of America Mortgage Securities,
      Series 2003-A, Cl 2A1 (A)
      3.983%, 02/25/33                                       671            664
   Bank of America Mortgage Securities,
      Series 2003-E, Cl 2A1 (A)
      4.033%, 06/25/33                                     1,426          1,409
   Chase Mortgage Finance, Series 2003-S4,
      Cl 2A2
      5.000%, 04/25/18                                     1,738          1,752
   Countrywide Home Loans, Series 2004-HYB4,
      Cl 3A (A)
      4.605%, 09/20/34                                     2,097          2,095
   Fannie Mae, Series 2003-017, Cl QL
      4.000%, 05/25/22                                     2,500          2,490
   Fannie Mae, Series 2003-036, Cl OL
      3.000%, 07/25/22                                     5,000          4,920

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   Fannie Mae, Series 2003-054, Cl PB
      4.000%, 09/25/17                               $     1,687     $    1,682
   Fannie Mae, Series 2003-109, Cl CX
      4.000%, 07/25/16                                     4,058          4,012
   Fannie Mae, Series 2003-119, Cl XB
      4.000%, 09/25/14                                     5,481          5,461
   Freddie Mac, Series 2492, Cl A
      5.250%, 05/15/29                                     1,186          1,192
   Golden National Mortgage, Series 1998-GN1,
      Cl A
      7.110%, 08/25/27                                         1              1
   Residential Funding Mortgage Securities,
      Series 2003-S11, Cl A7
      3.500%, 06/25/18                                     2,415          2,375
   Structured Asset Securities, Series, 2003-1,
      Cl 2A1
      6.000%, 02/25/18                                     2,513          2,555
   Vendee Mortgage Trust, Series 2003-2, Cl B
      5.000%, 02/15/19                                       778            778
   Washington Mutual, Series 2002-S8, Cl 2A1
      4.500%, 01/25/18                                       787            785
   Wells Fargo MBS Trust, Series 2003-11, Cl A1
      3.500%, 10/25/18                                     2,894          2,852
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $35,421)                 35,023
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 18.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 4.9%
      7.570%, 05/25/28 (C)                                    20             20
      5.500%, 01/01/07                                       318            323
      5.500%, 02/01/10                                       592            602
      5.500%, 06/01/10                                       637            647
      5.000%, 10/01/09                                     1,350          1,362
      5.000%, 06/15/15                                     1,117          1,127
      4.500%, 03/15/11                                     3,443          3,454
      3.500%, 09/01/08                                     2,504          2,434
                                                                     ----------
                                                                          9,969
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 13.1%
      7.500%, 07/01/08                                        68             70
      5.500%, 10/01/09                                       561            569
      5.500%, 02/25/17                                     1,816          1,848
      5.500%, 09/01/17                                     2,212          2,262
      5.236%, 12/01/34                                     2,010          2,036
      5.000%, 11/01/12                                     2,240          2,269
      4.934%, 07/01/34 (A)                                 3,716          3,734
      4.889%, 04/01/35                                     3,947          3,962
      4.649%, 11/01/32 (A)                                 1,079          1,092
      4.375%, 10/01/33 (A)                                 1,995          1,993
      4.000%, 09/01/13                                     4,303          4,245
      3.999%, 08/01/33 (A)                                 2,835          2,790
                                                                     ----------
                                                                         26,870
--------------------------------------------------------------------------------

                                                      PAR (000)/        VALUE
                                                   NUMBER OF SHARES     (000)
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.9%
      6.000%, 02/16/29                               $       419     $      421
      4.500%, 12/16/29                                       776            777
      4.500%, 03/20/32                                       732            730
                                                                     ----------
                                                                          1,928
--------------------------------------------------------------------------------

Total U.S. Government Agency Mortgage-Backed
   Obligations (Cost $39,056)                                            38,767
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 10.9%
U.S. TREASURY NOTES -- 10.9%
      3.250%, 08/15/07#                                   11,310         11,190
      3.250%, 08/15/08#                                   11,280         11,101
                                                                     ----------
                                                                         22,291
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $22,303)                           22,291
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.9%
FEDERAL HOME LOAN BANK -- 3.6%
      3.500%, 11/15/07#                                    4,230          4,180
      3.375%, 09/14/07#                                    3,185          3,145
                                                                     ----------
                                                                          7,325
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.3%
      6.625%, 10/15/07                                    11,785         12,402
      3.250%, 11/15/07#                                      560            551
                                                                     ----------
                                                                         12,953
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations
  (Cost $20,337)                                                         20,278
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 2.1%
   Allegiant Advantage Institutional Money
      Market Fund, Class I+                            4,224,568          4,225
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $4,225)                          4,225
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
   Securities -- 99.8% (Cost $205,858)                                  204,426
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 15.9%
MEDIUM TERM NOTES -- 7.3%
   First Tennessee Bank (A)
      3.580%, 03/21/06                               $     5,000          5,000
   Morgan Stanley (A)
      3.643%, 02/15/06                                     5,000          5,000
   Sigma Finance (A)
      3.580%, 07/07/06                                     5,000          5,000
                                                                     ----------
                                                                         15,000
--------------------------------------------------------------------------------

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 8.6%
   Bank of America
      3.610%, 09/01/05                               $       405     $      405
   Bear Stearns
      3.663%, 09/01/05                                     2,000          2,000
   Lehman Brothers
      3.633%, 09/01/05                                    15,250         15,250
                                                                     ----------
                                                                         17,655
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
   For Loaned Securities (Cost $32,655)                                  32,655
--------------------------------------------------------------------------------

Total Investments -- 115.7% (Cost $238,513)*                            237,081
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (15.7)%                                   (32,247)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $  204,834
--------------------------------------------------------------------------------

* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $238,676.
      GROSS UNREALIZED APPRECIATION (000)   $      --
      GROSS UNREALIZED DEPRECIATION (000)      (1,595)
                                            ---------
      NET UNREALIZED DEPRECIATION (000)     $  (1,595)
                                            =========

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
   IS (000) $32,022.

+ SEE NOTE 3 IN NOTES TO SCHEDULES OF INVESTMENTS.

(A) VARIABLE RATE SECURITY -- THE RATE SHOWN IS THE RATE IN EFFECT ON AUGUST 31, 2005.

(B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.

(C) STEPPED COUPON BOND

CL -- CLASS

LLC -- LIMITED LIABILITY COMPANY

MTN -- MEDIUM TERM NOTE

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT TOTAL RETURN ADVANTAGE FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 32.6%
U.S. TREASURY BONDS -- 9.3%
      6.250%, 08/15/23#                              $    23,740     $   29,425
      5.375%, 02/15/31#                                    1,165          1,366
                                                                     ----------
                                                                         30,791
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 23.3%
      6.500%, 02/15/10#                                   18,335         20,295
      4.750%, 05/15/14#                                      600            632
      3.625%, 06/30/07#                                   10,000          9,965
      3.500%, 11/15/06#                                    2,010          2,003
      3.250%, 08/15/08#                                   24,295         23,910
      1.875%, 12/31/05#                                   20,770         20,654
                                                                     ----------
                                                                         77,459
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $105,752)                         108,250
--------------------------------------------------------------------------------
CORPORATE BONDS -- 23.9%
AUTOMOTIVE -- 0.5%
   Ford Motor
      7.000%, 10/01/13                                       750            720
   General Motors Acceptance Corporation
      8.000%, 11/01/31                                       500            464
      6.750%, 12/01/14                                       500            461
                                                                     ----------
                                                                          1,645
--------------------------------------------------------------------------------
BASIC MATERIALS -- 0.1%
   Terex
      9.250%, 07/15/11                                       390            424
--------------------------------------------------------------------------------
CABLE -- 0.6%
   Comcast Cable Communications
      7.125%, 06/15/13                                       725            825
   Cox Communications
      5.450%, 12/15/14                                     1,000          1,018
                                                                     ----------
                                                                          1,843
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.2%
   Centex
      5.450%, 08/15/12                                       750            761
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 0.4%
   Yum! Brands
      7.650%, 05/15/08                                     1,225          1,322
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 1.1%
   Bunge Limited
      5.875%, 05/15/13                                     1,000          1,067
   Dole Foods
      8.875%, 03/15/11                                        89             96
   ITT Industries
      7.375%, 11/15/15                                       660            726
   Kroger
      6.750%, 04/15/12                                     1,550          1,710
                                                                     ----------
                                                                          3,599
--------------------------------------------------------------------------------

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 1.4%
   Harrahs Operating 144A (A)
      5.625%, 06/01/15                               $     1,000     $    1,029
   Host Marriott
      7.125%, 11/01/13                                       400            420
   Lin Television
      6.500%, 05/15/13                                       255            244
   Mandalay Resort Group
      6.500%, 07/31/09                                       250            255
      6.375%, 12/15/11                                       350            355
   MGM Mirage
      8.375%, 02/01/11                                       800            874
   Park Place Entertainment
      7.500%, 09/01/09                                       500            550
   Station Casinos
      6.500%, 02/01/14                                       800            816
                                                                     ----------
                                                                          4,543
--------------------------------------------------------------------------------
ENERGY -- 2.5%
   Kinder Morgan #
      6.500%, 09/01/12                                     1,310          1,436
   Nexen
      5.200%, 03/10/15                                     1,100          1,118
   Pemex 144A (A)
      6.625%, 06/15/35                                     1,000            994
   Sunoco Logistics Partners Operations
      7.250%, 02/15/12                                       800            906
   Xcel Energy
      7.000%, 12/01/10                                     1,750          1,943
   XTO Energy
      6.250%, 04/15/13                                       350            382
      4.900%, 02/01/14                                     1,530          1,530
                                                                     ----------
                                                                          8,309
--------------------------------------------------------------------------------
FINANCIALS -- 8.4%
   American General Finance
      3.875%, 10/01/09                                       805            787
   Bank of America
      7.800%, 09/15/16                                     2,625          3,283
   Bear Stearns
      7.625%, 12/07/09                                     1,459          1,637
   Citigroup
      7.250%, 10/01/10                                     3,045          3,430
   General Electric Capital
      6.750%, 03/15/32                                     2,300          2,816
   Goldman Sachs
      6.600%, 01/15/12                                     1,840          2,031
   Household Finance
      6.375%, 10/15/11                                       525            573
   International Lease Finance
      3.500%, 04/01/09                                     1,500          1,438
   JP Morgan Chase Capital #
      5.875%, 03/15/35                                     1,925          1,963

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   Lehman Brothers Holdings #
      4.500%, 07/26/10                               $     2,530     $    2,533
   MBIA
      5.700%, 12/01/34                                       985          1,009
   Merrill Lynch
      6.000%, 02/17/09                                     1,725          1,814
   Morgan Stanley Dean Witter
      5.300%, 03/01/13                                     1,645          1,699
   Residential Capital 144A (A)
      6.375%, 06/30/10                                     1,000          1,022
   Sovereign Bancorp
      4.800%, 09/01/10                                     1,000          1,008
   W.R. Berkley
      6.150%, 08/15/19                                       835            871
                                                                     ----------
                                                                         27,914
--------------------------------------------------------------------------------
INDUSTRIALS -- 2.1%
   BAE Systems Holdings 144A (A)
      4.750%, 08/15/10                                     1,000          1,006
   D.R. Horton
      9.375%, 03/15/11                                        50             53
      6.875%, 05/01/13                                       710            762
   Kennametal
      7.200%, 06/15/12                                       860            957
   Magellan Midstream Partners
      6.450%, 06/01/14                                       880            961
   Packaging Corp of America
      5.750%, 08/01/13                                     1,490          1,482
   Stone Container
      9.250%, 02/01/08                                       365            382
   United Technologies #
      4.875%, 05/01/15                                     1,225          1,253
                                                                     ----------
                                                                          6,856
--------------------------------------------------------------------------------
INSURANCE -- 0.5%
   Metlife
      5.700%, 06/15/35                                       815            850
   Protective Life Secured Trust
      4.850%, 08/16/10                                       950            967
                                                                     ----------
                                                                          1,817
--------------------------------------------------------------------------------
REAL ESTATE -- 0.7%
   Hovnanian Enterprises
      6.250%, 01/15/15                                       815            796
   KB Home & Broad Home
      6.375%, 08/15/11                                       810            833
   Pulte Homes
      6.375%, 05/15/33                                       860            859
                                                                     ----------
                                                                          2,488
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.7%
   Equity Office Properties Trust #
      4.750%, 03/15/14                                       850            835

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   iStar Financial
      6.000%, 12/15/10                               $       500     $      522
      5.700%, 03/01/14                                       819            836
                                                                     ----------
                                                                          2,193
--------------------------------------------------------------------------------
SOVEREIGN AGENCY -- 0.1%
   Aid-Israel
      5.500%, 04/26/24                                       255            284
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 2.4%
   America Movil SA
      5.500%, 03/01/14                                       825            830
   British Telecom
      8.875%, 12/15/30                                     1,000          1,422
   DIRECTV Group
      8.375%, 03/15/13                                       261            288
   France Telecom
      7.750%, 03/01/11                                       715            825
   GTE
      6.940%, 04/15/28                                     2,000          2,303
   Sprint Capital
      8.375%, 03/15/12                                     1,285          1,536
   Telecom Italia Capital
      5.250%, 11/15/13                                       860            875
                                                                     ----------
                                                                          8,079
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.4%
   FedEx
      6.720%, 01/15/22                                     1,401          1,571
   Ryder System
      4.625%, 04/01/10                                     1,165          1,169
   Union Pacific
      6.625%, 02/01/29                                       980          1,147
      3.625%, 06/01/10                                       645            618
                                                                     ----------
                                                                          4,505
--------------------------------------------------------------------------------
UTILITIES -- 0.8%
   AEP Texas Central
      6.650%, 02/15/33                                       965          1,128
   Dominion Resources
      6.750%, 12/15/32                                     1,258          1,458
                                                                     ----------
                                                                          2,586
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $76,253)                                     79,168
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.2%
FEDERAL HOME LOAN BANK -- 4.7%
   6.500%, 08/15/07                                        3,800          3,974
   3.434%, 09/07/05 DN++#                                  3,135          3,133
   2.875%, 05/22/06                                        2,355          2,338
   2.625%, 10/16/06#                                       4,470          4,405
   2.000%, 02/13/06                                        1,670          1,657
                                                                     ----------
                                                                         15,507
--------------------------------------------------------------------------------

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 4.5%
      4.000%, 08/17/07                               $    14,915     $   14,925
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.0%
      6.625%, 11/15/30                                       140            181
      5.250%, 04/15/07                                     9,730          9,921
                                                                     ----------
                                                                         10,102
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations
   (Cost $40,503)                                                        40,534
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS -- 12.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.1%
      8.750%, 05/01/08                                        -- (E)         -- (E)
      7.500%, 12/01/10                                         3              3
      5.500%, 01/01/34                                     3,812          3,856
                                                                     ----------
                                                                          3,859
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 11.5%
      5.500%, 12/01/06                                       324            327
      5.500%, 09/01/17                                     5,725          5,854
      5.500%, 09/01/35 TBA                                 5,300          5,355
      5.000%, 06/01/20                                     5,911          5,958
      4.891%, 04/01/35                                    10,854         10,894
      4.500%, 10/01/35 TBA                                10,000          9,690
                                                                     ----------
                                                                         38,078
--------------------------------------------------------------------------------

Total U.S. Government Agency Mortgage-Backed
   Obligations (Cost $41,719)                                            41,937
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.4%
   Fannie Mae, Series 2003-69, Cl PM
      3.500%, 07/25/33                                     4,384          3,998
   First Horizon Mortgage Trust, Series 2004-4,
      Cl 2A3
      4.500%, 07/25/19                                     4,294          4,058
   Freddie Mac, Series 2699, Cl TC
      4.000%, 11/15/18                                     9,500          8,979
   Residential Funding Mortgage Securities,
      Series 2004-S6, Cl 3A2
      4.500%, 06/25/19                                     7,200          6,854
   Wells Fargo Securities Trust, Series 2004-K,
      Cl 2A11 (D)
      4.734%, 07/25/34                                     4,000          3,965
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations
   (Cost $26,423)                                                        27,854
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 9.1%
AUTOMOTIVE -- 3.1%
   AESOP Funding II LLC, Series 2002-1A, Cl A
      3.850%, 10/20/06                                       667            667
   Carmax Auto Owner Trust, Series 2005-1, Cl A2
      3.780%, 02/15/08                                     4,225          4,220
   Daimler Chrysler Auto Trust, Series 2002-A,
      Cl A4
      4.490%, 10/06/08                                     3,616          3,620

                                                      PAR (000)/        VALUE
                                                   NUMBER OF SHARES     (000)
--------------------------------------------------------------------------------
   Honda Automobile Receivables Owner Trust,
      Series 2004-3, Cl A2
      2.480%, 05/18/07                               $     1,760     $    1,752
                                                                     ----------
                                                                         10,259
--------------------------------------------------------------------------------
CREDIT CARDS -- 3.4%
   Bank One Issuance Trust, Series 2004-A4,
      Cl A4
      3.611%, 02/16/10                                     1,500          1,502
   Chase Credit Card Master Trust, Series
      2001-6, Cl A (D)
      3.701%, 03/16/09                                     2,200          2,205
   Chase Credit Card Master Trust, Series
      2004-1, Cl A
      3.601%, 05/15/09                                     1,000          1,000
   Citibank Credit Card Issuance Trust,
      Series 2001-A2, Cl A2 (D)
      3.867%, 02/07/08                                     3,500          3,503
   Citibank Credit Card Issuance Trust,
      Series 2003-A11, Cl A11
      3.649%, 10/15/09                                     2,000          2,003
   MBNA Master Credit Card Trust, Series 2001-A,
      Cl A (D)
      3.721%, 07/15/08                                     1,000          1,001
                                                                     ----------
                                                                         11,214
--------------------------------------------------------------------------------
FINANCIALS -- 1.2%
   SLM Student Loan Trust, Series 2004-9, Cl A2
      3.670%, 10/25/12                                     3,800          3,797
--------------------------------------------------------------------------------
OTHER -- 1.4%
   Atlantic City Electric Transition Funding
      LLC,
      Series 2002-1, Cl A4
      5.550%, 10/20/23                                     3,175          3,450
   Railcar Leasing LLC, Series 1, Cl A1
      6.750%, 07/15/06                                     1,304          1,320
                                                                     ----------
                                                                          4,770
--------------------------------------------------------------------------------

Total Asset Backed Securities (Cost $29,711)                             30,040
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 0.0%
   Thirty-Seventh FHA Insurance Project (B) (C)
      7.430%, 05/01/22                                        73             73
--------------------------------------------------------------------------------

Total Non-Agency Mortgage-Backed Securities
   (Cost $73)                                                                73
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 2.7%
   Allegiant Advantage Institutional Money
      Market Fund, Class I+                            9,005,671          9,006
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $9,006)                          9,006
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
   Securities -- 101.5% (Cost $329,440)                                 336,862
--------------------------------------------------------------------------------

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR
   LOANED SECURITIES -- 36.6%
MASTER NOTE -- 4.5%
   Bank of America
      3.643%, 11/01/05                               $    15,000     $   15,000
--------------------------------------------------------------------------------
MEDIUM TERM NOTES -- 10.5%
   First Tennessee Bank (D)
      3.580%, 03/21/06                                    10,000         10,000
   Morgan Stanley (D)
      3.643%, 02/15/06                                    15,000         15,000
   Sigma Finance (D)
      3.580%, 07/07/06                                     9,999          9,999
                                                                     ----------
                                                                         34,999
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 21.6%
   Bank of America
      3.610%, 09/01/05                                       769            769
   Bear Stearns
      3.663%, 09/01/05                                     4,000          4,000
   Lehman Brothers
      3.633%, 09/01/05                                    66,800         66,800
                                                                     ----------
                                                                         71,569
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
   For Loaned Securities (Cost $121,568)                                121,568
--------------------------------------------------------------------------------

Total Investments -- 138.1% (Cost $451,008)*                            458,430
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (38.1)%                                  (126,529)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $  331,901
--------------------------------------------------------------------------------

* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $451,492.
      GROSS UNREALIZED APPRECIATION (000)   $  7,157
      GROSS UNREALIZED DEPRECIATION (000)       (219)
                                            --------
      NET UNREALIZED APPRECIATION (000)     $  6,938
                                            ========

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $119,712.

+ SEE NOTE 3 IN NOTES TO SCHEDULES OF INVESTMENTS.

++ THE RATE SHOWN IS THE EFFECTIVE YIELD AT PURCHASE DATE.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.

(B) ILLIQUID SECURITY. TOTAL MARKET VALUE OF ILLIQUID SECURITIES IS $73,372 AND REPRESENTS LESS THAN 0.1% OF NET ASSETS AS OF AUGUST 31, 2005.

(C) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.

(D) VARIABLE RATE SECURITY -- THE RATE SHOWN IS THE RATE IN EFFECT ON AUGUST 31, 2005.

(E) PAR AND VALUE ARE LESS THAN $500.

CL -- CLASS

DN -- DISCOUNT NOTE

LLC -- LIMITED LIABILITY COMPANY

TBA -- TO BE ANNOUNCED

--------------------------------------------------------------------------------
FUTURES CONTRACTS:

                                       NOTIONAL                UNREALIZED
                              NUMBER     COST                 APPRECIATION
                                OF      AMOUNT   EXPIRATION  (DEPRECIATION)
DESCRIPTION                 CONTRACTS    (000)      DATE          (000)
-----------                 ---------  --------  ----------  --------------
5-Year U.S. Treasury Note      400     $ 42,731   09/22/05       $   679
10-Year U.S. Treasury Note     400       44,075   09/22/05        (1,095)
20-Year U.S. Treasury Bond      80        9,138   09/26/05           332
                                       --------                  -------
                                       $ 95,944                  $   (84)
                                       ========                  =======

CASH IN THE AMOUNT OF $89,640 IS HELD BY THE BROKER AS COLLATERAL TO COVER INITIAL MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS).

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED BY THE FUND.

TOTAL RETURN SWAP AGREEMENT:

                                                      NOTIONAL
                                                        COST      UNREALIZED
                                         EXPIRATION    AMOUNT    APPRECIATION
                                            DATE       (000)        (000)
-----------------------------------------------------------------------------
Agreement with Bank of America, N.A.
   to receive quarterly total return
   on Bank of America CMBS AAA 10 year
   Index and pay quarterly a floating
   rate based on 3-month LIBOR minus
   0.45%                                  11/30/05    $ 23,000      $ 118
                                                      ========      =====

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF THE TOTAL RETURN SWAP AGREEMENT HAVE BEEN SEGREGATED BY THE FUND.

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 27.5%
AUTOMOTIVE -- 13.0%
   Bank One Auto Securitization Trust,
      Series 2003-1, Cl A3
      1.820%, 09/20/07                               $     2,748     $    2,728
   Capital Auto Receivables Asset Trust,
      Series 2003-1, Cl A3A
      2.750%, 04/16/07                                     2,256          2,244
   Ford Credit Automotive Owner Trust,
      Series 2003-B, Cl A4
      2.410%, 08/15/07                                     2,750          2,717
   Honda Auto Receivables Owner Trust,
      Series 2003-5, CI A3
      2.300%, 10/18/07                                     3,606          3,574
   Morgan Stanley Auto Loan Trust,
      Series 2003-HB1, Cl A1
      1.460%, 07/15/07                                     1,415          1,408
   Nissan Auto Receivables Owner Trust,
      Series 2005-A, Cl A3
      3.540%, 10/15/08                                     3,050          3,027
   World Omni Auto Receivables Trust,
      Series 2002-A, Cl A4
      4.050%, 07/15/09                                     2,753          2,755
                                                                     ----------
                                                                         18,453
--------------------------------------------------------------------------------
CREDIT CARDS -- 6.4%
   Bank One Issuance Trust, Series 2002-A4,
      Cl A4
      2.940%, 06/16/08                                     1,400          1,399
   Citibank Credit Card Issuance Trust,
      Series 2001-A6, Cl A
      5.650%, 06/16/08                                     2,500          2,530
   Citibank Credit Card Issuance Trust,
      Series 2004, Cl A1
      2.550%, 01/20/09                                     3,500          3,428
   MBNA Credit Card Master Note Trust,
      Series 2001-A1, Cl A1
      5.750%, 10/15/08                                     1,700          1,721
                                                                     ----------
                                                                          9,078
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 5.9%
   Ameriquest Mortgage Securities, Series
      2003-10,
      Cl AF3
      3.230%, 12/25/33                                     1,398          1,394
   Chase Mortgage Finance, Series 2004-S3,
      Cl 2A1
      5.250%, 03/25/34                                     3,055          3,075
   Countrywide Asset-Backed Certificates,
      Series 2003-5, Cl AF3
      3.613%, 04/25/30                                     1,473          1,468
   Mellon Residential Funding, Series 2001-HEIL,
      Cl A4 (C)
      6.615%, 02/25/21                                       994          1,004
   Residential Asset Mortgage Products,
      Series 2004-RS5, Cl AI1 (A)
      3.771%, 03/25/23                                       363            363

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   Residential Asset Securities, Series
      2003-KS10,
      Cl AI2
      2.710%, 05/25/26                               $     1,154     $    1,150
                                                                     ----------
                                                                          8,454
--------------------------------------------------------------------------------
UTILITIES -- 2.2%
   Oncor Electric Delivery, Transition Bond,
      Series 2003-1, Cl A1
      2.260%, 02/15/09                                     1,736          1,710
   Pennsylvania Power & Light, Transition Bond,
      Series 1999-1, Cl A6
      6.960%, 12/26/07                                     1,453          1,461
                                                                     ----------
                                                                          3,171
--------------------------------------------------------------------------------

Total Asset Backed Securities (Cost $39,396)                             39,156
--------------------------------------------------------------------------------
CORPORATE BONDS -- 17.6%
AUTOMOTIVE -- 0.4%
   DaimlerChrysler NA Holdings (A) #
      3.610%, 03/07/07                                       550            549
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 0.7%
   Yum! Brands
      8.500%, 04/15/06                                       900            922
--------------------------------------------------------------------------------
ENERGY -- 1.1%
   Consolidated Edison of New York
      6.625%, 12/15/05                                       875            882
   Consolidated Natural Gas
      5.375%, 11/01/06                                       675            683
                                                                     ----------
                                                                          1,565
--------------------------------------------------------------------------------
FINANCIALS -- 13.4%
   Bank of America
      6.625%, 08/01/07                                       802            834
   Bank One
      7.125%, 05/15/07                                     1,000          1,045
   Bear Stearns (A)
      3.830%, 04/29/08                                     1,280          1,283
   CIT Group
      6.500%, 02/07/06                                     1,015          1,025
   Citigroup (A)
      3.753%, 11/01/07                                     2,160          2,163
   Heller Financial
      6.375%, 03/15/06                                     2,000          2,023
   Household Finance
      5.750%, 01/30/07                                       613            626
      3.375%, 02/21/06                                     1,225          1,221
   International Lease Finance
      5.750%, 10/15/06                                       675            684
      4.000%, 01/17/06                                       241            241
   John Deere Capital
      5.125%, 10/19/06                                     1,325          1,338
   JP Morgan Chase
      6.700%, 11/01/07                                     1,250          1,308

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   KeyCorp
      2.750%, 02/27/07                               $       815     $      796
   Lehman Brothers Holdings
      6.625%, 02/05/06                                       980            990
   MBNA 144A (B)
      7.750%, 09/15/05                                       750            751
   Morgan Stanley Dean Witter
      6.100%, 04/15/06                                     1,000          1,011
   SLM, Series A
      3.500%, 09/30/06                                       900            891
   US Bancorp
      6.875%, 09/15/07                                       245            258
   Wells Fargo
      6.750%, 10/01/06                                       650            666
                                                                     ----------
                                                                         19,154
--------------------------------------------------------------------------------
INSURANCE -- 1.1%
   AEGON NV
      8.000%, 08/15/06                                     1,510          1,558
--------------------------------------------------------------------------------
REAL ESTATE -- 0.4%
   EOP Operating LP
      8.375%, 03/15/06                                       580            592
--------------------------------------------------------------------------------
UTILITIES -- 0.5%
   Northern States Power
      2.875%, 08/01/06                                       700            693
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $25,143)                                     25,033
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 16.1%
   Bank of America Mortgage Securities,
      Series 2003-A, Cl 1A1 (A)
      3.234%, 02/25/33                                       122            124
   Fannie Mae, Series 2003-054, Cl PB
      4.000%, 09/25/17                                       949            946
   Fannie Mae, Series 2003-16, Cl PA
      4.500%, 11/25/09                                       284            284
   Fannie Mae, Series 2003-16, Cl PG
      3.500%, 11/25/09                                       788            787
   Fannie Mae, Series 2003-24, Cl PH
      4.000%, 11/25/09                                       517            516
   Fannie Mae, Series 2003-35, Cl MB
      4.500%, 06/25/13                                     4,000          4,003
   Fannie Mae, Series 2003-41, Cl YN
      4.000%, 05/25/17                                       863            860
   Freddie Mac, Series 2513, Cl JC
      5.000%, 06/15/14                                     4,000          4,028
   Freddie Mac, Series 2660, Cl MH
      3.500%, 05/15/18                                     1,288          1,281
   Freddie Mac, Series 2701, Cl OJ
      2.750%, 01/15/11                                     1,291          1,283
   Freddie Mac, Series 2707, Cl OK
      3.500%, 05/15/10                                     1,591          1,586
   Freddie Mac, Series 2708, Cl DA
      3.500%, 04/15/19                                     1,263          1,258
   Freddie Mac, Series 2714 Cl CK
      4.000%, 06/15/24                                     1,789          1,780

                                                      PAR (000)/        VALUE
                                                   NUMBER OF SHARES     (000)
--------------------------------------------------------------------------------
   GNMA, Series 2003-33, Cl NJ
      3.500%, 02/16/26                               $       928     $      925
   Vendee Mortgage Trust, Series 1999-2, Cl 1J
      6.500%, 01/15/06                                       927            928
   Washington Mutual, Series 2002-AR10,
      Cl A6 (A)
      4.816%, 10/25/32                                     2,337          2,344
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost
      $23,073)                                                           22,933
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 19.2%
U.S. TREASURY NOTES -- 19.2%
      3.750%, 03/31/07 #                                  12,090         12,078
      2.500%, 09/30/06 #                                  15,420         15,214
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $27,314)                           27,292
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
   -- 11.5%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 11.3%
      5.500%, 12/01/11                                     3,615          3,701
      2.375%, 02/15/07 #                                  12,775         12,489
                                                                     ----------
                                                                         16,190
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.2%
      4.500%, 12/16/29                                       247            248
--------------------------------------------------------------------------------

Total U.S. Government Agency Mortgage-Backed
      Obligations (Cost $16,491)                                         16,438
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.1%
   FEDERAL HOME LOAN BANK -- 5.1%
      3.250%, 08/11/06                                     7,385          7,339
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost
   $7,347)                                                                7,339
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 2.6%
   Allegiant Money Market Fund, Class I+               3,657,523          3,658
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $3,658)                          3,658
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
   Securities -- 99.6% (Cost $142,422)                                  141,849
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
   SECURITIES -- 20.9%
MASTER NOTES -- 8.8%
   Bank of America
      3.643%, 11/01/05                               $     7,500          7,500
   Bear Stearns
      3.713%, 09/07/05                                     5,000          5,000
                                                                     ----------
                                                                         12,500
--------------------------------------------------------------------------------
MEDIUM TERM NOTES -- 5.3%
   Morgan Stanley (A)
      3.643%, 02/15/06                                     5,000          5,000
   Sigma Finance (A)
      3.580%, 07/07/06                                     2,500          2,500
                                                                     ----------
                                                                          7,500
--------------------------------------------------------------------------------

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 6.8%
   Bank of America
      3.610%, 09/01/05                               $     1,673     $    1,673
   Lehman Brothers
      3.633%, 09/01/05                                     8,100          8,100
                                                                     ----------
                                                                          9,773
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
   For Loaned Securities (Cost $29,773)                                  29,773
--------------------------------------------------------------------------------

Total Investments -- 120.5% (Cost $172,195)*                            171,622
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (20.5)%                                   (29,176)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $  142,446
--------------------------------------------------------------------------------

* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $172,303.
     GROSS UNREALIZED APPRECIATION (000)   $   --
     GROSS UNREALIZED DEPRECIATION (000)     (681)
                                           ------
     NET UNREALIZED DEPRECIATION (000)     $ (681)
                                           ======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $29,210.

+ SEE NOTE 3 IN NOTES TO SCHEDULES OF INVESTMENTS.

(A) VARIABLE RATE SECURITY -- THE RATE SHOWN IS THE RATE IN EFFECT ON AUGUST 31, 2005.

(B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.

(C) STEPPED COUPON BOND

CL -- CLASS

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.7%
ALASKA -- 0.9%
   Anchorage (GO) (MBIA)
      5.000%, 07/01/14                               $     1,100     $    1,214
--------------------------------------------------------------------------------
ARIZONA -- 2.2%
   Maricopa County Industrial Development
      Authority, Madera Pointe Apartments Project
     (RB) (FSA) Series A
      5.300%, 06/01/06                                     1,000          1,009
   Tucson Street & Highway User Authority
      (RB) (MBIA) Series A
      7.000%, 07/01/11                                     1,500          1,793
                                                                     ----------
                                                                          2,802
--------------------------------------------------------------------------------
CALIFORNIA -- 0.3%
   Foothill/Eastern Corridor Capital Appreciation
      (RB) (ETM) (FSA) (A)
      4.894%, 01/01/29                                     1,000            360
--------------------------------------------------------------------------------
COLORADO -- 0.0%
   Colorado Water Resource Power Development
      Authority (RB) Series A
      6.300%, 09/01/14                                        35             35
--------------------------------------------------------------------------------
CONNECTICUT -- 2.2%
   Connecticut (GO) Series B
      5.500%, 03/15/11                                     1,000          1,111
   Connecticut State Transportation
      Infrastructure (RB)
      5.375%, 09/01/08                                     1,700          1,811
                                                                     ----------
                                                                          2,922
--------------------------------------------------------------------------------
DELAWARE -- 1.0%
   Delaware State Transportation System Authority
      (RB) (AMBAC)
      6.000%, 07/01/06                                     1,250          1,282
--------------------------------------------------------------------------------
FLORIDA -- 3.4%
   Florida Board of Education Capital Outlay
      (GO) (ETM)
      9.125%, 06/01/14                                       135            181
   Florida Board of Education Capital Outlay
      (GO) Series D
      5.750%, 06/01/22                                     1,000          1,108
   Florida Department of Transportation,
      Right of Way Project (GO)
      6.000%, 07/01/07                                     1,000          1,054
   Gulf Breeze Capital Funding (RB) (MBIA)
      Series B (A)
      5.391%, 12/01/17                                     1,000          1,092
   Tampa Sports Authority, Stadium Project
      (RB) (MBIA)
      6.000%, 01/01/06                                     1,000          1,011
                                                                     ----------
                                                                          4,446
--------------------------------------------------------------------------------

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
GEORGIA -- 7.8%
   Atlanta Water & Waste Water Authority
      (RB) (FGIC) Series A
      5.500%, 11/01/13                               $     2,000     $    2,280
   Fulton County Development Authority,
      Georgia Tech Athletic Association
      (RB) (AMBAC)
      5.500%, 10/01/17                                     1,750          1,962
   Georgia Municipal Electric Authority
      (RB) (MBIA) Series X
      6.500%, 01/01/12                                     2,000          2,249
   Georgia State (GO) Series B
      6.650%, 03/01/09                                     1,000          1,119
   Georgia State (GO) Series C
      6.250%, 08/01/06                                     1,000          1,031
   Metropolitan Atlanta Rapid Transportation
      Authority Second Indenture Project
      (RB) (MBIA) Series A
      5.625%, 07/01/20                                     1,500          1,564
                                                                     ----------
                                                                         10,205
--------------------------------------------------------------------------------
ILLINOIS -- 4.3%
   Chicago (GO) (MBIA)
      5.500%, 01/01/14                                       260            288
   Chicago, Prerefunded 02/01/10 @ 101
      (GO) (MBIA) Series B
      5.500%, 01/01/14                                       740            828
   Illinois Highway Toll Authority (RB) (FSA)
      Series A
      5.500%, 01/01/13                                     1,000          1,127
   Illinois Sales Tax Program (RB) Series Q
      6.000%, 06/15/12                                     1,000          1,134
   Illinois State (GO)
      5.500%, 02/01/16                                     1,000          1,114
   Lake County Community School District
      No. 50 (GO) (FGIC) Series A
      6.000%, 12/01/20                                     1,000          1,091
                                                                     ----------
                                                                          5,582
--------------------------------------------------------------------------------
INDIANA -- 3.9%
   East Chicago Elementary School Building
      Corporation, First Mortgage (RB)
      6.250%, 01/05/16                                     1,750          2,022
   Fort Wayne South Side School Building
      Corporation, First Mortgage (RB) (FSA)
      4.750%, 07/15/11                                       500            516
   Hammond Multi-School Building Corporation,
      First Mortgage (RB) (ETM) Series B
      6.000%, 01/15/18                                     1,000          1,187
   Indianapolis Local Improvement Project
      (RB) (AMBAC) Series D
      5.375%, 02/01/17                                     1,250          1,347
                                                                     ----------
                                                                          5,072
--------------------------------------------------------------------------------

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
KENTUCKY -- 2.4%
   Kentucky Turnpike Authority, Economic
      Revitalization Projects (RB) (AMBAC)
      6.500%, 07/01/07                               $     3,000     $    3,181
--------------------------------------------------------------------------------
MASSACHUSETTS -- 6.1%
   Lawrence (GO) (AMBAC)
      5.500%, 02/01/14                                     1,355          1,495
      5.500%, 02/01/17                                     1,765          1,937
   Massachusetts (GO) (FGIC) Series A
      5.750%, 08/01/08                                     1,000          1,075
   Massachusetts Bay Transportation Authority,
      General Transportation Systems Project
      (RB) Series A
      5.800%, 03/01/11                                     1,000          1,122
      5.750%, 03/01/18                                       655            670
   Massachusetts Bay Transportation Authority,
      General Transportation Systems Project,
      Prerefunded 03/01/09 @ 101 (RB) (FGIC)
      Series A
      5.500%, 03/01/15                                     1,500          1,635
                                                                     ----------
                                                                          7,934
--------------------------------------------------------------------------------
MICHIGAN -- 1.6%
   Michigan Municipal Bond Authority,
      Revolving Fund (RB)
      6.000%, 10/01/07                                     2,000          2,121
--------------------------------------------------------------------------------
MINNESOTA -- 0.8%
   Minnesota (GO)
      6.000%, 05/01/06                                     1,000          1,021
--------------------------------------------------------------------------------
MISSOURI -- 2.1%
   Missouri Environmental Improvement Authority,
      Revolving Fund Program (RB) Series A
      6.000%, 01/01/07                                     1,545          1,607
   Missouri Environmental Improvement Authority,
      Revolving Fund Program (RB) Series B
      5.500%, 07/01/16                                     1,000          1,168
                                                                     ----------
                                                                          2,775
--------------------------------------------------------------------------------
NEVADA -- 4.2%
   Clark County School District (GO) (FSA)
      Series F
      5.500%, 06/15/17                                     1,000          1,124
   Clark County Transportation Authority (GO)
      Series B
      5.750%, 12/01/16                                     2,000          2,260
   Henderson (GO) (MBIA) Series A
      6.500%, 06/01/07                                     1,000          1,060
   Nevada (GO) Series A-1
      6.000%, 05/15/09                                     1,000          1,098
                                                                     ----------
                                                                          5,542
--------------------------------------------------------------------------------

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
NEW MEXICO -- 0.8%
   Albuquerque Joint Water & Sewer Systems
      Project (RB)
      6.000%, 07/01/07                               $     1,000     $    1,054
--------------------------------------------------------------------------------
NEW YORK -- 2.1%
   Buffalo Sewer Authority (RB) (FGIC) Series F
      6.000%, 07/01/13                                     1,300          1,525
   New York State Power Authority, Prerefunded
      01/01/10 @100
      7.000%, 01/01/18                                     1,000          1,157
                                                                     ----------
                                                                          2,682
--------------------------------------------------------------------------------
NORTH CAROLINA -- 1.4%
   Charlotte Water and Sewer System (RB)
      5.500%, 06/01/14                                     1,675          1,863
--------------------------------------------------------------------------------
OHIO -- 17.4%
   Butler County Transportation Improvement
      (RB) (FSA) Series A
      6.000%, 04/01/10                                     1,000          1,088
      5.500%, 04/01/09                                     1,150          1,237
   Clermont County Water Works, Sewer District
      Project (RB) (AMBAC)
      5.250%, 08/01/15                                     1,830          2,040
   Cleveland Public Power Systems, First Mortgage
      (RB) (MBIA) Series 1
      6.000%, 11/15/10                                       995          1,123
   Cleveland Water Works, First Mortgage
      (RB) (MBIA) Series G, Refunded
      12/01/10 @ 101
      5.500%, 01/01/09                                     1,000          1,077
   Delaware County Capital Facilities, Prerefunded
      12/01/10 @ 101 (GO)
      6.000%, 12/01/12                                       545            622
   Hamilton County (GO)
      5.200%, 12/01/14                                     1,545          1,635
   Hamilton County Hospital Facilities Authority,
      Children's Hospital Medical Center
      (RB) (MBIA) Series G
      5.375%, 05/15/13                                     1,100          1,175
   Lakota Local School District (GO) (FGIC)
      5.500%, 12/01/15                                     1,245          1,439
      5.500%, 12/01/16                                       500            583
   Massillon Parks & Recreation (GO) (AMBAC)
      5.500%, 12/01/18                                     1,405          1,576
   Miami University General Receipts
      (RB) (AMBAC)
      5.500%, 12/01/13                                     1,125          1,286
   Ohio Department of Administrative Services
      Office Project (COP) (AMBAC)
      5.000%, 12/15/12                                       710            752
   Ohio Housing Finance Agency, Single-Family
      Housing Mortgage, Prerefunded
      01/15/13 @ 81.88 (RB) (FGIC) (A)
      6.399%, 01/15/15                                     1,500            917

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   Ohio State Higher Education (GO) Series A
      5.375%, 08/01/18                               $     1,000     $    1,106
   Ohio State Higher Education (GO) Series B
      5.250%, 11/01/12                                     1,000          1,116
   Ohio Turnpike Commission Authority
      (RB) (FGIC) Series A
      5.500%, 02/15/17                                       500            582
      5.500%, 02/15/18                                     1,000          1,169
   Ohio Turnpike Commission Authority
      (RB) (FSA) Series B
      5.500%, 02/15/13                                     1,000          1,134
   Perrysburg Exempted Village School
      District (GO)
      5.350%, 12/01/25                                     1,000          1,077
                                                                     ----------
                                                                         22,734
--------------------------------------------------------------------------------
OKLAHOMA -- 2.2%
   Grand River Dam Authority (RB) (AMBAC)
      6.250%, 06/01/11                                     2,500          2,880
--------------------------------------------------------------------------------
PENNSYLVANIA -- 2.7%
   Lackawanna County (GO) (FGIC) Series A
      4.800%, 01/01/13                                       500            521
   Pennsylvania Convention Center Authority
      (RB) (ETM) (FGIC) Series A
      6.000%, 09/01/19                                     1,000          1,213
   Pennsylvania State Intergovernmental
      Cooperative Authority, Special Tax,
      City of Philadelphia Funding Program
      (RB) (FGIC)
      5.250%, 06/15/12                                     1,000          1,071
   State Public School Building Authority,
      Montgomery County Community College
      Project (RB)
      4.600%, 05/01/12                                       160            172
   Westmoreland County Capital Appreciation
      (RB) (MBIA) Series A (A)
      5.041%, 08/15/23                                     1,345            603
                                                                     ----------
                                                                          3,580
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 2.4%
   Charleston County Public Improvement (GO)
      6.000%, 09/01/09                                     1,000          1,109
   South Carolina Public Service Authority
      (RB) (FGIC) Series B
      5.875%, 01/01/23                                     2,000          2,059
                                                                     ----------
                                                                          3,168
--------------------------------------------------------------------------------
TENNESSEE -- 2.9%
   Nashville & Davidson County Metropolitan
      Government (GO)
      6.000%, 12/01/10                                     1,500          1,697
   Shelby County (GO) Series B
      5.200%, 12/01/09                                     2,000          2,075
                                                                     ----------
                                                                          3,772
--------------------------------------------------------------------------------

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
TEXAS -- 10.5%
   Austin Water & Wastewater System
      (RB) (AMBAC) Series A
      5.500%, 11/15/14                                $    1,000     $    1,144
   Comal Independent School District (GO)
      (PSF-GTD)
      5.500%, 02/01/19                                       500            548
   Conroe Independent School District (GO)
      (PSF-GTD)
      5.500%, 02/15/15                                       195            210
   Conroe Independent School District,
      Prerefunded 02/15/09 @ 100 (GO)
      5.500%, 02/15/15                                     2,305          2,490
   El Paso County Colonial Falcon School
      District #49 (GO) (FGIC)
      5.750%, 12/01/15                                     1,665          1,882
   Houston Water & Sewer System
      (RB) (FSA) Series A
      5.500%, 12/01/13                                       800            889
   Houston Water & Sewer System,
      Prerefunded 12/01/11 @ 100
      (RB) (FSA) Series A
      5.500%, 12/01/13                                       700            787
   Plano Independent School District (GO)
      (PSF-GTD)
      6.000%, 02/15/06                                     1,000          1,014
   Robinson Independent School District (GO)
      (PSF-GTD)
      5.750%, 08/15/12                                       575            630
   Texas State Water Financial Assistance (GO)
      5.500%, 08/01/17                                     1,125          1,241
   United Independent School District (GO)
      (PSF-GTD)
      5.375%, 08/15/16                                     1,585          1,782
   Williamson County (GO) (FSA)
      5.500%, 02/15/16                                     1,000          1,125
                                                                     ----------
                                                                         13,742
--------------------------------------------------------------------------------
UTAH -- 2.6%
   Intermountain Power Agency (RB) (FSA)
      Series E
      6.250%, 07/01/09                                     2,000          2,218
   Murray City Utah Electric (RB) (AMBAC)
      5.750%, 06/01/21                                     1,000          1,115
                                                                     ----------
                                                                          3,333
--------------------------------------------------------------------------------
VERMONT -- 4.3%
   Burlington Electric (RB) (MBIA) Series A
      6.000%, 07/01/07                                     1,355          1,426
   Vermont Educational & Health Buildings
      Financing Authority, Middlebury College
      Project (RB)
      5.500%, 11/01/16                                     2,000          2,094

                                                      PAR (000)/        VALUE
                                                   NUMBER OF SHARES     (000)
--------------------------------------------------------------------------------
   Vermont Municipal Bond Bank
     (RB) (AMBAC) Series 2
     5.500%, 12/01/10                                $     2,000     $    2,053
                                                                     ----------
                                                                          5,573
--------------------------------------------------------------------------------
WASHINGTON -- 2.9%
   Seattle Municipal Light & Power (RB)
      5.625%, 12/01/18                                     3,500          3,834
--------------------------------------------------------------------------------
WISCONSIN -- 2.5%
   Fond du Lac School District (GO) (FGIC)
      5.750%, 04/01/17                                     1,000          1,110
   Milwaukee (GO)
      6.000%, 02/01/07                                     2,000          2,084
                                                                     ----------
                                                                          3,194
--------------------------------------------------------------------------------
PUERTO RICO -- 0.8%
   University of Puerto Rico (RB) (MBIA) Series N
      6.250%, 06/01/07                                     1,000          1,058
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $122,194)                                   128,961
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 0.4%
   Allegiant Tax-Exempt Money Market, Class I+           572,240            572
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $572)                              572
--------------------------------------------------------------------------------

Total Investments -- 99.1% (Cost $ 122,766)*                            129,533
--------------------------------------------------------------------------------

Other Assets & Liabilities -- 0.9%                                        1,148
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $  130,681
--------------------------------------------------------------------------------

* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $122,766.
   GROSS UNREALIZED APPRECIATION (000)     $6,884
   GROSS UNREALIZED DEPRECIATION (000)       (117)
                                           ------
   NET UNREALIZED APPRECIATION (000)       $6,767
                                           ======

+ SEE NOTE 3 IN NOTES TO SCHEDULES OF INVESTMENTS.

(A) ZERO COUPON BOND -- THE RATE SHOWN IS THE EFFECTIVE YIELD AT PURCHASE DATE.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

COP -- CERTIFICATE OF PARTICIPATION

ETM -- ESCROWED TO MATURITY

FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION

FSA -- FEDERAL SECURITY ASSURANCE

GO -- GENERAL OBLIGATION

MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

PSF-GTD -- PUBLIC SCHOOL FUND - GUARANTEED

RB -- REVENUE BOND

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.5%
MICHIGAN -- 94.4%
   Anchor Bay School District (GO) (FGIC)
      Series II
      6.125%, 05/01/11                               $       350     $      400
   Byron Center Public School (GO) (MBIA)
      8.250%, 05/01/08                                     1,380          1,559
      8.250%, 05/01/09                                     1,380          1,619
   Central Michigan University (RB) (FGIC)
      5.000%, 10/01/18                                     1,000          1,040
   Chippewa Valley School District (GO)
      5.500%, 05/01/16                                     1,000          1,129
   Detroit Distributable State Aid (GO) (AMBAC)
      5.250%, 05/01/08                                     2,000          2,113
   Detroit Downtown Development (GO)
      (AMBAC) Series A
      6.250%, 07/15/11                                     1,600          1,848
   Detroit School District (GO) (FGIC) Series B
      5.000%, 05/01/17                                     1,000          1,077
   Detroit Sewer Disposal System (RB) (MBIA)
      Series A
      6.000%, 07/01/07                                       500            527
   Detroit Sewer Disposal System (RB) (MBIA)
      Series B
      6.000%, 07/01/09                                     1,000          1,102
      6.000%, 07/01/10                                     1,380          1,549
   Detroit Water Supply System (RB) (FGIC)
      6.500%, 07/01/15                                     1,000          1,228
   Detroit Water Supply System (RB) (MBIA)
      Series A
      6.000%, 07/01/13                                     1,000          1,170
   Detroit Water Supply System (RB) (MBIA)
      Series B
      5.550%, 07/01/12                                     2,000          2,265
   East Lansing Michigan Schools (GO) (MBIA)
      Series B
      5.000%, 05/01/20                                     1,750          1,905
   Ecorse Public School District (GO) (FGIC)
      6.500%, 05/01/07                                     1,350          1,427
   Forest Hills Public Schools (GO)
      5.000%, 05/01/12                                     1,000          1,093
   Goodrich Area School District (GO) (FSA)
      Series A
      5.750%, 05/01/12                                     1,020          1,164
   Grand Haven Area Public Schools (GO) (MBIA)
      7.000%, 05/01/07                                     1,235          1,315
   Grand Ledge Public School District (GO)
      (MBIA)
      5.450%, 05/01/11                                     1,250          1,390
   Grand Rapids Building Authority (RB)
      5.000%, 04/01/15                                     1,570          1,742
   Grand Rapids Sanitation & Sewer Systems
      (RB) (FGIC) Series A
      5.375%, 01/01/16                                     1,535          1,757

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   Grand Valley Michigan State University (RB)
      (FGIC)
      5.750%, 12/01/14                               $     1,405     $    1,576
   Greater Detroit Resource Recovery Authority
      (GO) (AMBAC) Series B
      6.250%, 12/13/08                                     1,500          1,645
   Hartland School District, Prerefunded
      05/01/10 @ 100 (GO) (FGIC)
      6.000%, 05/01/12                                     1,325          1,488
   Holt Public Schools (GO) (FGIC) Series A
      5.625%, 05/01/15                                     1,275          1,411
   Jenison Public Schools (GO) (FGIC)
      5.250%, 05/01/12                                     1,000          1,112
   Kalamazoo Hospital Finance Authority, Borgess
      Medical Center (RB) (ETM) (FGIC) Series A
      6.125%, 07/01/07                                     1,010          1,021
   Kalamazoo Public Library (GO) (MBIA)
      5.200%, 05/01/11                                     1,000          1,099
   Kent County Hospital Finance Authority,
      Butterworth Hospital Project (RB) Series A
      7.250%, 01/15/13                                     5,000          5,776
   Lansing (GO)
      6.000%, 01/01/07                                     1,335          1,387
   Michigan State Building Facilities Authority,
      Prefunded 10/15/07 @ 101 (RB) Series II
      5.000%, 10/15/14                                     1,000          1,051
   Michigan State Environmental Protection
      Program (GO)
      6.250%, 11/01/12                                     3,250          3,714
   Michigan State Hospital Finance Authority
      (RB) (ETM) (MBIA)
      5.375%, 08/15/14                                       285            302
   Michigan State Hospital Finance Authority,
      Harper-Grace Hospitals (RB) (ETM)
      7.125%, 05/01/09                                       555            599
   Michigan State Hospital Finance Authority,
      Henry Ford Health System (RB) (AMBAC)
      6.000%, 09/01/11                                       500            569
      6.000%, 09/01/12                                     2,000          2,306
   Michigan State South Central Power Agency
      System (RB) (MBIA)
      5.800%, 11/01/05                                     2,000          2,009
   Michigan State Strategic Fund Limited
      Obligation, Detroit Edison Project
      (RB) (FGIC)
      6.950%, 05/01/11                                     2,000          2,366
   Michigan State Strategic Fund Limited
      Obligation, Detroit Edison Project
      (RB) (MBIA)
      7.000%, 07/15/08                                     3,000          3,317
   Michigan State Strategic Fund Limited
      Obligation, Ford Motor Project (RB) Series A
      7.100%, 02/01/06                                     5,000          5,043

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   Michigan State Trunk Line (RB) (MBIA)
      Series A
      5.250%, 11/01/15                               $     2,000     $    2,277
   Mona Shores School District (GO) (FGIC)
      6.750%, 05/01/09                                     2,075          2,328
   Oakland County Economic Development
      Authority, Cranbrook Community Project (RB)
      5.000%, 11/01/17                                     5,000          5,241
   Paw Paw Public School District (GO) (FGIC)
      6.500%, 05/01/09                                     1,000          1,113
   Southgate Community School District (GO)
      (FGIC)
      5.750%, 05/01/11                                     1,665          1,820
   Tecumseh Public Schools (GO)
      5.450%, 05/01/18                                     1,165          1,281
   University of Michigan, Student Fee (RB)
      Series A
      6.000%, 04/01/06                                     1,315          1,339
   Wayne County Building Authority, Capital
      Improvements (GO) (MBIA) Series A
      6.000%, 06/01/07                                     2,000          2,084
   Western School District (GO) (MBIA)
      5.900%, 05/01/10                                     1,680          1,876
   Wyandotte Electric Authority (RB) (MBIA)
      6.250%, 10/01/08                                     2,470          2,581
   Ypsilanti School District (GO) (FGIC)
      6.500%, 05/01/06                                     1,175          1,203
                                                                     ----------
                                                                         91,353
--------------------------------------------------------------------------------
PUERTO RICO -- 3.1%
   Commonwealth of Puerto Rico (GO) (MBIA)
      6.250%, 07/01/10                                     1,750          1,988
   Commonwealth of Puerto Rico, Public
      Buildings Authority (RB) (FSA) Series L
      5.500%, 07/01/07                                     1,000          1,048
                                                                     ----------
                                                                          3,036
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $87,317)                                     94,389
--------------------------------------------------------------------------------

                                                       NUMBER          VALUE
                                                      OF SHARES        (000)
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 1.4%
   Fidelity Michigan Municipal Money
      Market Fund                                      1,333,903     $    1,334
   JPMorgan Michigan Municipal Money
      Market Fund                                          2,367              2
--------------------------------------------------------------------------------

Total Money Market Funds (Cost $1,336)                                    1,336
--------------------------------------------------------------------------------

Total Investments -- 98.9% (Cost $ 88,653)*                              95,725
--------------------------------------------------------------------------------

Other Assets & Liabilities -- 1.1%                                        1,024
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $   96,749
--------------------------------------------------------------------------------

* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $88,653.
     GROSS UNREALIZED APPRECIATION (000)   $ 7,072
     GROSS UNREALIZED DEPRECIATION (000)        --
                                           -------
     NET UNREALIZED APPRECIATION (000)     $ 7,072
                                           =======

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

ETM -- ESCROWED TO MATURITY

FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION

FSA -- FEDERAL SECURITY ASSURANCE

GO -- GENERAL OBLIGATION

MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

RB -- REVENUE BOND

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT OHIO INTERMEDIATE TAX EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.7%
OHIO -- 94.7%
   Akron (GO)
      6.000%, 12/01/12                               $     1,000     $    1,124
   Akron Economic Development (RB) (MBIA)
      6.000%, 12/01/12                                       935          1,086
      5.750%, 12/01/09                                     1,680          1,806
   Akron Sewer System (RB) (MBIA)
      5.650%, 12/01/08                                       560            583
   Ashland City School District, Elementary
      Schools Facilities Project (COP) (AMBAC)
      5.100%, 12/01/09                                       245            264
      5.000%, 12/01/08                                       250            265
      4.950%, 12/01/07                                       345            360
   Avon Local School District (GO) (AMBAC)
      5.800%, 12/01/12                                     1,000          1,046
   Beavercreek Local School District (GO) (FGIC)
      5.250%, 12/01/07                                     1,130          1,172
   Belle Fontaine City School District (GO) (MBIA)
      5.750%, 12/01/18                                       505            561
   Bowling Green State University (RB) (FGIC)
      5.750%, 06/01/12                                     1,000          1,121
      5.750%, 06/01/14                                     1,040          1,166
   Brecksville-Broadview Heights City School
      District (GO) (FGIC)
      6.500%, 12/01/16                                     1,750          1,857
   Centerville Capital Facilities (GO) (MBIA)
      5.650%, 12/01/18                                        45             46
   Centerville Capital Facilities, Prerefunded
      12/01/05 @101 (GO) (MBIA)
      5.650%, 12/01/05                                       455            463
   Centerville City School District (GO) (FGIC)
      5.500%, 12/01/07                                       500            520
   Chesapeake-Union Exempted Village School
      District (GO) (AMBAC)
      6.250%, 12/01/22                                     1,000          1,139
   Cincinnati City School District (GO) (MBIA)
      5.375%, 12/01/16                                     1,000          1,117
   Cincinnati Water System (RB)
      5.500%, 12/01/10                                     2,000          2,217
   Clermont County Water Works, Sewer District
      Project (RB) (AMBAC)
      5.250%, 08/01/15                                     1,000          1,115
   Cleveland Waterworks, Refunding &
      Improvement Project (RB) (MBIA) Series H
      6.000%, 01/01/06                                     2,000          2,021
      5.625%, 01/01/13                                     2,000          2,058
   Columbus (GO) Series 2
      5.000%, 06/15/16                                     1,000          1,063
   Copley Fairlawn City School District
      (GO) (TAN)
      4.150%, 12/01/05                                       675            677
   Cuyahoga County (GO)
      5.650%, 05/15/18                                       600            707

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   Cuyahoga County Economic Development
      Authority (RB) (LOC - Key Bank)
      2.750%, 12/01/29                               $     1,000     $      996
   Cuyahoga County Economic Development
      Authority, University School Project (RB)
      Series B (B)
      5.300%, 12/01/29                                     2,500          2,652
   Cuyahoga County Hospital Facilities Authority,
      University Hospital Systems Health Project
      (RB) (MBIA) Series A
      5.250%, 01/15/08                                     2,000          2,055
   Delaware County (GO)
      6.000%, 12/01/13                                       575            657
   Erie County Garbage & Refuse Landfill
      Improvement (GO)
      5.500%, 12/01/20                                     1,305          1,487
   Fairfield City School District Improvement
      (GO) (FGIC)
      5.500%, 12/01/15                                     1,000          1,113
   Forest Hills Local School District (GO) (MBIA)
      6.000%, 12/01/08                                     1,210          1,317
      6.000%, 12/01/09                                       830            923
   Franklin County Hospital Facilities Authority,
      Children's Hospital Project (RB) Series A
      6.000%, 11/01/06                                     1,035          1,067
   Greater Cleveland Regional Transportation
      Authority (GO) (MBIA) Series A
      5.000%, 12/01/18                                       570            608
      5.000%, 12/01/19                                       495            529
   Greene County Sewer System Limited Tax
      Authority (GO)
      2.000%, 12/01/05                                     1,000            997
   Groveport-Madison Local School District (GO)
      2.200%, 12/01/06                                     1,008            986
   Hamilton City School District (GO) Series A
      6.150%, 12/01/13                                     1,000          1,186
   Hamilton County Water System, West Phase
      Project (GO)
      5.500%, 12/01/07                                       240            246
   Indian Hill Exempted Village School
      District (GO)
      5.500%, 12/01/16                                     1,300          1,461
   Lakota Local School District (GO) (AMBAC)
      5.700%, 12/01/05                                       250            252
   Lakota Local School District (GO) (FGIC)
      5.500%, 12/01/16                                       880          1,026
      5.000%, 12/01/12                                     1,000          1,066
   Lebanon City School District (GO) (FSA)
      5.500%, 12/01/16                                     2,000          2,247
   Licking County Joint Vocational School
      District (GO) (MBIA)
      5.375%, 12/01/17                                     1,670          1,867
   Lima City School District (GO) (AMBAC)
      5.500%, 12/01/22                                     1,000          1,109

                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
   Mad River Local School District (GO) (FGIC)
      5.750%, 12/01/14                               $     1,060     $    1,239
      5.750%, 12/01/19                                     1,020          1,155
   Mansfield City School District (GO)
      6.250%, 12/01/07                                     1,000          1,071
      6.250%, 12/01/09                                     1,000          1,121
   Mason City School District (GO) (FGIC)
      5.200%, 12/01/08                                       865            870
   Mentor (GO)
      5.250%, 12/01/17                                     1,000          1,044
   Miami University General Receipts
      (RB) (AMBAC)
      5.500%, 12/01/13                                     1,000          1,143
   Middleberg Heights Hospital Authority,
      Southwest General Health Care Center
      Project (RB) (FSA)
      6.750%, 08/15/06                                     1,400          1,449
   Middletown (GO) (FGIC)
      5.750%, 12/01/12                                       650            720
      5.750%, 12/01/13                                       640            712
   Montgomery County (GO)
      5.500%, 12/01/20                                     1,515          1,673
      5.375%, 12/01/16                                     1,250          1,385
   Montgomery County Solid Waste Authority
      (RB) (MBIA)
      5.350%, 11/01/10                                       900            921
      5.300%, 11/01/07                                     1,000          1,023
      5.125%, 11/01/08                                       500            512
   Montgomery County Water Authority,
      Greater Moraine, Beavercreek Project (RB)
      (AMBAC)
      5.250%, 11/15/06                                       500            514
   Napoleon City School District (GO) (AMBAC)
      5.375%, 12/01/18                                     1,000          1,041
   North Canton City School District (GO) (AMBAC)
      5.750%, 12/01/06                                       250            254
   North Royalton City School District (GO) (MBIA)
      6.625%, 12/01/06                                     1,885          1,970
   Oak Hills Local School District (GO) (MBIA)
      5.650%, 12/01/07                                       350            370
   Ohio Building Authority, Adult Correctional
      Building Fund (RB) (AMBAC) Series A
      6.000%, 04/01/06                                     1,930          1,965
   Ohio Building Authority, Adult Correctional
      Building Fund, Prerefunded 04/01/07
      @101 (RB) (AMBAC) Series A
      5.500%, 04/01/14                                     1,500          1,575
   Ohio Building Authority, Arts Facility Project
      (RB) Series A
      5.500%, 04/01/16                                     1,000          1,100
   Ohio Capital Corporation for Housing,
      Housing & Urban Development
      (RB) (FHA) Series D
      5.350%, 02/01/09                                       650            679

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   Ohio Common School Capital Facility (GO)
      Series B
      5.500%, 09/15/13                               $     2,640     $    3,013
   Ohio Conservation Projects (GO) Series A
      5.250%, 09/01/16                                     2,100          2,299
   Ohio Department of Administrative Services
      Office Project (COP) (AMBAC)
      5.000%, 12/15/12                                       500            529
   Ohio Housing Finance Agency, Single-Family
      Housing Mortgage (RB) Series A
      6.375%, 04/01/17                                        10             10
   Ohio Housing Finance Agency, Single-Family
      Housing Mortgage, Prerefunded
      01/15/13 @ 81.88 (RB) (FGIC) (C)
      5.529%, 01/15/15                                       420            257
   Ohio Infrastructure Improvement, Prerefunded
      02/01/10 @101 (GO) Series A
      5.750%, 02/01/12                                     1,000          1,113
   Ohio State Higher Education Facility Authority,
      University of Dayton (RB) (AMBAC)
      5.500%, 12/01/11                                     2,500          2,762
   Ohio State Higher Educational Capital Facility,
      Prerefunded 05/01/10 @100 (GO) Series B
      5.750%, 05/01/11                                     2,820          3,130
   Ohio State Higher Educational Facility
      Commission, Case Western University Project
      (RB) Series C
      5.000%, 10/01/10                                       905            950
   Ohio State Higher Educational Facility
      Commission, Oberlin College Project (RB)
      5.250%, 10/01/14                                     1,045          1,185
   Ohio State Higher Educational Facility
      Commission, Wittenberg University
      Project (RB)
      5.500%, 12/01/18                                     1,870          2,028
   Ohio State Higher Educational Facility
      Commission, Xavier University (RB) (MBIA)
      5.300%, 05/15/17                                     2,000          2,107
   Ohio State Higher Educational Facility, Kenyon
      College Project (RB) (A) (B)
      5.050%, 07/01/37                                     1,500          1,626
   Ohio State University General Receipts (RB)
      Series A
      5.750%, 12/01/13                                       615            684
   Ohio Turnpike Commission Authority
      (RB) (FGIC) Series A
      5.500%, 02/15/17                                     1,500          1,747
   Ohio Turnpike Commission Authority,
      Prerefunded 02/15/06 @ 102 (RB)
      (FSA) Series A
      6.000%, 02/15/07                                     2,600          2,689
   Ohio Water & Pollution Control Development
      Authority, Water Quality Loan Funding
      Project (RB) (MBIA)
      5.000%, 12/01/14                                     1,700          1,792

                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
   Ohio Water Development Authority
      (RB) (AMBAC)
      6.000%, 12/01/06                               $     1,075     $    1,115
   Ohio Water Development Authority,
      Fresh Water Project (RB) (ETM) (AMBAC)
      5.600%, 06/01/07                                     1,500          1,540
   Ohio Water Development Authority,
      Fresh Water Project (RB) (FSA) Series B
      5.500%, 12/01/20                                     1,835          2,177
   Ohio Water Development Authority, Pure
      Water Project (RB) (ETM) (AMBAC)
      Series I
      7.250%, 12/01/08                                       240            254
   Ohio Water Development Authority, Pure
      Water Project (RB) (MBIA)
      5.750%, 12/01/05                                        95             96
   Ohio Water Development Authority, Safe
      Water Project (RB) (AMBAC)
      6.000%, 06/01/07                                     1,715          1,803
   Olentangy Local School District (GO) (FSA)
      5.500%, 12/01/19                                     1,245          1,388
   Ottawa County (GO) (MBIA)
      5.400%, 09/01/11                                       500            541
   Parma City School District (GO)
      5.550%, 12/01/05                                       290            291
      5.550%, 12/01/06                                       305            312
   Perrysburg Exempted Village School District
      (GO) (FSA) Series B
      5.750%, 12/01/12                                     1,225          1,407
   Portage County Hospital Facility Authority,
      Robinson Memorial Hospital Project
      (RB) (MBIA)
      5.800%, 11/15/15                                       500            513
      5.625%, 11/15/07                                     1,000          1,016
   Richland County (GO) (AMBAC)
      5.200%, 12/01/08                                       515            528
   Sharonville (GO) (FGIC)
      5.250%, 06/01/13                                     1,000          1,122
   Southwest Licking Local School District
      (GO) (FGIC)
      5.750%, 12/01/15                                       550            647
      5.750%, 12/01/16                                       400            476
   Springboro Sewerage System (RB) (MBIA)
      5.700%, 06/01/18                                     1,260          1,328
   Stow City School District (GO)
      9.125%, 12/01/06                                       580            622
   Strongsville City School District (GO)
      5.900%, 12/01/15                                       175            184
   Strongsville City School District (GO) (MBIA)
      5.200%, 12/01/09                                       670            726
      5.150%, 12/01/08                                     1,000          1,064
   Strongsville, Prerefunded 12/01/06 @102 (GO)
      5.900%, 12/01/15                                     1,400          1,480
   Summit County (GO) (FGIC)
      6.000%, 12/01/09                                       790            877

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   Summit County, Prerefunded
      12/01/10 @101 (GO) (FGIC)
      6.250%, 12/01/11                               $     1,235     $    1,425
   Teays Valley Local School District, Facilities
      Construction & Improvement (GO) (FGIC)
      5.375%, 12/01/20                                     1,000          1,103
   University of Akron General Receipts
      (RB) (AMBAC)
      6.000%, 01/01/07                                       800            831
   University of Cincinnati General Receipts
      (RB) Series T
      5.500%, 06/01/11                                     1,110          1,232
   Upper Arlington City School District (GO) (FSA)
      5.000%, 12/01/15                                     2,000          2,225
   Valley View Village Street Improvement
      (GO) (AMBAC)
      5.550%, 12/01/20                                       450            496
   Vandalia (GO)
      5.350%, 12/01/09                                       505            526
   Warrensville Height City School District
      (GO) (FGIC)
      5.625%, 12/01/20                                     1,400          1,561
   Washington County Hospital Facility Authority,
      Marietta Area Health Care Project (RB) (FSA)
      5.375%, 09/01/18                                     1,500          1,609
   West Chester Township (GO) (AMBAC)
      5.750%, 12/01/15                                     2,145          2,525
   West Clermont Local School District,
      Prerefunded 12/01/05 @100 (GO) (AMBAC)
      5.650%, 12/01/08                                     1,030          1,058
   West Geauga Local School District (GO) (AMBAC)
      8.250%, 11/01/12                                       710            924
   Westerville (GO)
      5.250%, 12/01/12                                     1,205          1,313
   Westlake City School District (GO) Series A
      6.200%, 12/01/06                                     1,635          1,700
   Wyoming City School District (GO) (FGIC)
      Series B
      5.750%, 12/01/13                                       135            157
      5.750%, 12/01/14                                       690            806
      5.750%, 12/01/15                                       740            871
      5.750%, 12/01/16                                       800            951
      5.750%, 12/01/17                                       400            479
                                                                     ----------
                                                                        148,127
--------------------------------------------------------------------------------
PUERTO RICO -- 3.0%
   Commonwealth of Puerto Rico (GO) (MBIA)
      6.250%, 07/01/09                                     3,000          3,338
      6.250%, 07/01/10                                       250            284
   University of Puerto Rico (RB) (MBIA) Series N
      6.250%, 06/01/07                                     1,000          1,058
                                                                     ----------
                                                                          4,680
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $146,233)                                   152,807
--------------------------------------------------------------------------------

                                                        NUMBER         VALUE
                                                      OF SHARES        (000)
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.4%
   Allegiant Ohio Municipal Money
      Market Fund, Class I+                            2,142,548     $    2,143
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $2,143)                          2,143
--------------------------------------------------------------------------------

Total Investments -- 99.1% (Cost $148,376)*                             154,950
--------------------------------------------------------------------------------

Other Assets & Liabilities -- 0.9%                                        1,465
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $  156,415
--------------------------------------------------------------------------------

* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $148,387.
     GROSS UNREALIZED APPRECIATION (000)   $ 6,749
     GROSS UNREALIZED DEPRECIATION (000)      (186)
                                           -------
     NET UNREALIZED APPRECIATION (000)     $ 6,563
                                           =======

+ SEE NOTE 3 IN NOTES TO SCHEDULES OF INVESTMENTS.

(A) FLOATING RATE SECURITY -- THE RATE SHOWN IS THE RATE IN EFFECT ON AUGUST 31, 2005, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.

(B) PUT & DEMAND FEATURE -- THE DATE SHOWN IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.

(C) ZERO COUPON BOND -- THE RATE SHOWN IS THE EFFECTIVE YIELD AT PURCHASE DATE.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

COP -- CERTIFICATE OF PARTICIPATION

ETM -- ESCROWED TO MATURITY

FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION

FHA -- FEDERAL HOUSING AUTHORITY

FSA -- FEDERAL SECURITY ASSURANCE

GO -- GENERAL OBLIGATION

LOC -- LETTER OF CREDIT

MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

RB -- REVENUE BOND

TAN -- TAX ANTICIPATION NOTE

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.5%
PENNSYLVANIA -- 91.6%
   Allegheny County Higher Education Authority,
      Duquesne University Project (RB) (AMBAC)
      6.500%, 03/01/10                               $       380     $      431
   Allegheny County Higher Education Authority,
      Duquesne University Project (RB) (AMBAC)
      Series A
      5.000%, 04/01/19                                       500            539
   Allegheny County Port Authority (RB) (FGIC)
      5.500%, 03/01/13                                       500            556
   Allegheny County Port Authority, Prerefunded
      03/01/09 @ 101 (RB) (MBIA)
      6.250%, 03/01/17                                       685            764
   Allegheny County Sewer Sanitation Authority
      (RB) (MBIA)
      5.750%, 12/01/09                                       225            248
   Allegheny Valley School District (GO)
      (MBIA) Series A
      5.000%, 11/01/19                                     1,500          1,639
   Blair County (GO) (AMBAC) Series A
      5.000%, 08/01/12                                       500            550
   Blair County (GO) Series A
      5.375%, 08/01/13                                       270            306
   Blair County Hospital Authority, Altoona
      Hospital Project (RB) (AMBAC)
      5.250%, 07/01/09                                       500            533
   Bradford County School District (GO) (FGIC)
      5.250%, 10/01/07                                     1,000          1,002
   Bucks County (GO)
      5.250%, 12/01/17                                     1,200          1,252
   Bucks County Community College Authority,
      College Building (RB)
      5.300%, 06/15/10                                       100            104
   Chester County (GO)
      5.100%, 06/15/18                                     1,000          1,056
   Danville Area School District (GO) (FGIC)
      5.000%, 05/15/11                                       545            593
   Delaware County (GO)
      5.125%, 10/01/14                                       275            293
      5.125%, 11/15/16                                       425            444
   Delaware River Port Authority, Pennsylvania
      & New Jersey Bridges Project (RB) (ETM)
      6.000%, 01/15/10                                       340            364
   Delaware River Port Authority, Pennsylvania
      & New Jersey Bridges Project (RB) (FSA)
      5.500%, 01/01/10                                       500            550
   Delaware Valley Regional Finance Authority
      (RB) (AMBAC) Series A
      5.900%, 04/15/16                                     1,000          1,018
   Fairview School District (GO) (FGIC)
      6.000%, 02/15/07                                       605            631
   Garnet Valley School District (GO) (FGIC)
      5.375%, 04/01/13                                       500            558

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   Gettysburg College Municipal Authority
      (RB) (MBIA)
      5.375%, 08/15/13                               $     1,000     $    1,133
   Indiana County Industrial Development
      Authority, New York State Electric &
      Gas (RB) (MBIA) Series A
      6.000%, 06/01/06                                     1,000          1,023
   Montgomery County Higher Education
      & Health Authority, Foulkeways at
      Gwynedd Project (RB)
      6.000%, 11/15/07                                       105            106
      5.900%, 11/15/06                                       190            191
   Moon Area School District (GO) (FGIC)
      Series A (A)
      5.202%, 11/15/11                                     1,520          1,204
   North Huntingdon Township (RB) (AMBAC)
      5.500%, 04/01/15                                     1,025          1,131
   North Wales Water Authority (RB (FGIC)
      5.000%, 11/01/13                                       400            415
   Northampton County (GO)
      5.125%, 08/15/17                                       735            781
   Northampton County, General Purpose
      Authority (GO)
      5.250%, 10/01/15                                     1,000          1,140
   Oxford Area School District (GO) (FGIC)
      Series A
      5.500%, 02/15/13                                       690            776
   Parkland School District (GO) (FGIC)
      5.375%, 09/01/14                                     1,000          1,140
   Pennsylvania Convention Center Authority
      (RB) (ETM) (FGIC) Series A
      6.000%, 09/01/19                                     2,000          2,426
   Pennsylvania State (GO) Second Series
      5.000%, 08/01/15                                     1,000          1,064
   Pennsylvania State Higher Educational
      Facilities Authority, La Salle University Project
      (RB) (MBIA)
      5.625%, 05/01/17                                       500            514
   Pennsylvania State Higher Educational
      Facilities Authority, University of Pennsylvania
      Project (RB) Series A
      5.550%, 09/01/09                                     1,300          1,300
   Pennsylvania State Industrial Development
      Authority, Economic Development
      Project (RB) (AMBAC)
      5.800%, 07/01/09                                       700            768
   Pennsylvania State Intergovernmental
      Cooperative Authority, Special Tax,
      City of Philadelphia Funding Program
      (RB) (FGIC)
      5.250%, 06/15/12                                       500            536
      5.250%, 06/15/14                                     1,100          1,175
      5.250%, 06/15/17                                       500            533
   Pennsylvania State Turnpike Commission
      (RB) (FSA)
      2.490%, 07/15/41                                       300            300

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   Pennsylvania State University (GO)
      5.000%, 03/01/13                               $     1,000     $    1,101
   Pennsylvania State University (RB)
      5.250%, 08/15/11                                       475            525
      5.250%, 08/15/13                                     1,000          1,123
   Pennsylvania State University (RB)
      Series A
      4.900%, 08/15/10                                       200            211
   Perkiomen Valley School District (GO) (FSA)
      5.000%, 02/01/17                                       100            104
   Philadelphia Hospital Authority, Graduate
      Hospital Project (RB) (ETM)
      7.000%, 07/01/10                                       205            226
   Philadelphia Hospital Authority, Thomas
      Jefferson University Hospital Project
      (RB) (ETM)
      7.000%, 07/01/08                                       100            106
   Philadelphia Parking Authority (RB) (AMBAC)
      5.125%, 02/01/09                                       250            266
   Philadelphia Redevelopment Authority,
      Neighborhood Tranformation Project
      (RB) (FGIC) Series A
      5.000%, 04/15/09                                       320            341
   Philadelphia Water & Waste Water Authority
      (RB) (MBIA)
      6.250%, 08/01/08                                       500            544
      6.250%, 08/01/11                                       200            231
      5.500%, 06/15/07                                     1,500          1,566
   Pittsburgh & Allegheny County Public
      Auditorium, Regional Asset District Sales Tax
      (RB) (AMBAC)
      5.250%, 02/01/14                                       500            540
   Pittsburgh Area School District (GO) (FSA)
      Series A
      5.250%, 09/01/12                                     2,000          2,234
   Pittsburgh Public Parking Authority
      (RB) (AMBAC)
      6.000%, 12/01/09                                       945          1,052
   Pittsburgh Water & Sewer Authority
      (RB) (AMBAC)
      5.000%, 12/01/14                                       185            201
   Pittsburgh Water & Sewer Authority
      (RB) (FGIC) Series A
      5.000%, 09/01/18                                       570            594
   Scranton-Lackawanna Health & Welfare
      Authority (RB) (ETM)
      6.625%, 07/01/09                                       225            241
   Southeastern Transportation Authority
      (RB) (FGIC) Series A
      5.250%, 03/01/17                                     1,070          1,142
   State Public School Building Authority,
      Delaware County Community College Project
      (RB) (MBIA)
      5.750%, 10/01/16                                       150            167
   Washington County Lease Authority, Special
      Sub-Series (RB) (ETM)
      7.875%, 12/15/18                                     1,000          1,398

                                                     PAR (000)/        VALUE
                                                  NUMBER OF SHARES     (000)
--------------------------------------------------------------------------------
   West Mifflin Sewer Authority (RB) (MBIA)
      5.000%, 08/01/14                               $       250     $      262
   West Whiteland Municipal Sewer Authority
      (RB) (ETM)
      6.400%, 09/15/13                                       240            274
                                                                     ----------
                                                                         45,536
--------------------------------------------------------------------------------
PUERTO RICO -- 5.9%
   Commonwealth of Puerto Rico (GO) (MBIA)
      6.250%, 07/01/09                                     1,000          1,113
      6.250%, 07/01/12                                       500            588
   Commonwealth of Puerto Rico Aqueduct
      & Sewer Authority (RB) (MBIA)
      6.000%, 07/01/07                                     1,000          1,057
   Puerto Rico Housing Finance Authority,
      Multi-Family Housing Mortgage Project
      (RB) (FHA)
      7.400%, 04/01/07                                        85             85
      7.300%, 10/01/06                                        80             80
                                                                     ----------
                                                                          2,923
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $46,192)                                     48,459
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.3%
   Allegiant Pennsylvania Tax-Exempt Money
      Market Fund, Class I+                              663,787            664
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $664)                              664
--------------------------------------------------------------------------------

Total Investments -- 98.8% (Cost $46,856)*                               49,123
--------------------------------------------------------------------------------

Other Assets & Liabilities -- 1.2%                                          591
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $   49,714
--------------------------------------------------------------------------------

* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $46,856.

     GROSS UNREALIZED APPRECIATION (000)   $ 2,316
     GROSS UNREALIZED DEPRECIATION (000)       (49)
                                           -------
     NET UNREALIZED APPRECIATION (000)     $ 2,267
                                           =======

+ SEE NOTE 3 IN NOTES TO SCHEDULES OF INVESTMENTS.

(A) ZERO COUPON BOND -- THE RATE SHOWN IS THE EFFECTIVE YIELD AT PURCHASE DATE.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

ETM -- ESCROWED TO MATURITY

FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION

FHA -- FEDERAL HOUSING AUTHORITY

FSA -- FEDERAL SECURITY ASSURANCE

GO -- GENERAL OBLIGATION

MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

RB -- REVENUE BOND

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 61.0%
FEDERAL FARM CREDIT BANK -- 8.0%
   Federal Farm Credit Bank (FRN)
      3.509%, 10/20/05                               $    20,000     $   19,999
      3.530%, 10/27/05                                     5,000          5,000
      3.521%, 07/25/06                                    15,000         15,000
      3.510%, 09/29/06                                    15,000         14,995
      3.450%, 10/04/06                                     3,450          3,449
      3.689%, 01/22/07                                    15,000         15,000
   Federal Farm Credit Bank (MTN)
      2.990%, 01/11/06                                     4,000          3,987
                                                                     ----------
                                                                         77,430
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 23.1%
   Federal Home Loan Bank (FRN)
      3.265%, 09/12/05                                     1,100          1,100
      3.473%, 09/16/05                                    10,000         10,000
      3.445%, 10/05/05                                    15,000         14,999
      3.670%, 05/16/06                                    26,000         25,987
      3.270%, 06/13/06                                    20,000         19,994
      3.590%, 08/02/06                                    10,000          9,998
      3.314%, 12/22/06                                    20,000         19,986
   Federal Home Loan Bank (MTN)
      5.590%, 09/09/05                                     9,325          9,330
      2.375%, 09/29/05                                    14,090         14,080
      4.560%, 10/11/05                                     5,000          5,005
      5.450%, 10/19/05                                     2,000          2,005
      1.860%, 10/27/05                                    10,000          9,977
      2.500%, 11/02/05                                    13,300         13,279
      2.125%, 11/15/05                                    19,550         19,491
      2.500%, 11/15/05                                     5,535          5,525
      2.250%, 12/15/05                                    11,945         11,893
      2.500%, 12/15/05                                    16,590         16,548
      1.700%, 12/30/05                                    15,030         14,943
                                                                     ----------
                                                                        224,140
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 13.5%
   Federal Home Loan Mortgage Corporation
      (DN)+
      3.135%, 09/06/05                                    10,000          9,996
      3.140%, 09/13/05                                    15,000         14,984
      3.580%, 11/02/05                                     2,800          2,783
   Federal Home Loan Mortgage Corporation
      (FRN)
      3.335%, 09/09/05                                    20,000         20,000
      3.702%, 11/07/05                                    15,000         15,000
      3.340%, 12/27/06                                     5,600          5,596

                                                      PAR (000)/        VALUE
                                                  NUMBER OF SHARES      (000)
--------------------------------------------------------------------------------
   Federal Home Loan Mortgage Corporation
      (MTN)
      2.875%, 09/15/05                               $    20,030     $   20,027
      2.125%, 11/15/05                                    16,751         16,699
      5.250%, 01/15/06                                     1,440          1,447
      5.950%, 01/19/06                                    14,550         14,663
      2.150%, 01/30/06                                    10,000          9,927
                                                                     ----------
                                                                        131,122
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 16.4%
   Federal National Mortgage Association
      (DN)+
      3.615%, 11/16/05                                    10,000          9,923
   Federal National Mortgage Association
      (FRN)
      3.220%, 09/06/05                                    15,000         15,000
      3.386%, 10/03/05                                    25,000         24,999
      3.505%, 10/21/05                                    20,000         19,999
      3.715%, 05/22/06                                    10,000          9,997
      3.235%, 09/07/06                                    25,000         24,987
   Federal National Mortgage Association
      (MTN)
      2.320%, 09/12/05                                     7,500          7,497
      1.875%, 09/15/05                                    10,000          9,995
      6.000%, 12/15/05                                    21,750         21,898
      2.000%, 01/15/06                                     9,085          9,020
      5.500%, 02/15/06                                     5,825          5,866
                                                                     ----------
                                                                        159,181
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (Cost $591,873)             $  591,873
--------------------------------------------------------------------------------
MONEY MARKET FUND -- 0.8%
   Goldman Sachs Financial Square Government Money
      Market Fund                                      7,729,582          7,730
--------------------------------------------------------------------------------

Total Money Market Fund (Cost $7,730)                                     7,730
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 38.1%
   Bank of America
      3.590% (dated 08/31/05, due 09/01/05, repurchase price
      $141,014,061, collateralized by Federal National
      Morgage Association Bonds, 3.990% to
      5.000%, due 10/01/32 to 09/01/35, total
      market value $143,620,001)                     $   141,000        141,000
   Goldman Sachs
      3.590% (dated 08/31/05,
      due 09/01/05, repurchase price $180,017,950,
      collateralized by Federal National Mortgage
      Association Bonds, 3.688% to 6.500%,
      due 10/15/24 to 02/15/35, total market
      value $183,600,001)                                180,000        180,000

                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
   Morgan Stanley
      3.580% (dated 08/31/05,
      due 09/01/05, repurchase price
      $48,004,773, collateralized by Federal
      National Mortgage Association Bonds,
      4.989% to 5.145%, due 10/01/34 to 06/01/35,
      total market value  $48,960,001)               $    48,000     $   48,000
--------------------------------------------------------------------------------

Total Repurchase Agreements (Cost $369,000)                             369,000
--------------------------------------------------------------------------------

Total Investments -- 99.9% (Cost $968,603)*                             968,603
--------------------------------------------------------------------------------

Other Assets & Liabilities -- 0.1%                                          522
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $  969,125
--------------------------------------------------------------------------------

* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $968,613.
     GROSS UNREALIZED APPRECIATION (000)   $  --
     GROSS UNREALIZED DEPRECIATION (000)     (10)
                                           -----
     NET UNREALIZED DEPRECIATION (000)     $ (10)
                                           =====

+ THE RATE SHOWN IS THE EFFECTIVE YIELD AT PURCHASE DATE.

DN -- DISCOUNT NOTE

FRN -- FLOATING RATE NOTE: THE RATE SHOWN IS THE RATE IN EFFECT ON AUGUST 31,
       2005, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE. THE RATE FLOATS BASED ON A PREDETERMINED INDEX.

MTN -- MEDIUM TERM NOTE

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER+ -- 58.2%
BANKS -- 8.8%
   ANZ
      3.500%, 10/14/05                               $    30,000     $   29,875
      3.400%, 12/02/05                                    30,000         29,739
   Danske Bank
      3.460%, 10/11/05                                    20,000         19,923
      3.540%, 10/11/05                                    10,735         10,693
      3.635%, 11/09/05                                    15,000         14,895
   Lloyds Bank PLC
      3.160%, 09/06/05                                    33,000         32,986
   Rabobank USA Financial
      3.520%, 11/10/05                                    18,600         18,473
   Royal Bank of Scotland
      3.430%, 10/04/05                                    30,000         29,906
   Societe Generale North America
      3.765%, 12/16/05                                    30,000         29,667
   Svenska Handelsbanken
      3.410%, 10/05/05                                    30,000         29,903
      3.635%, 11/08/05                                    30,000         29,794
                                                                     ----------
                                                                        275,854
--------------------------------------------------------------------------------
FINANCIAL CONDUITS -- 27.6%
   Amstel Funding
      3.280%, 09/07/05                                    25,000         24,986
      3.350%, 09/19/05                                    10,000          9,983
      3.730%, 11/22/05                                    25,000         24,788
      3.380%, 11/23/05                                    18,000         17,860
   Atlantis One Funding
      3.260%, 09/08/05                                    30,000         29,981
      3.550%, 10/24/05                                    15,000         14,922
      3.630%, 11/04/05                                    15,000         14,903
   Barton Capital
      3.510%, 09/08/05                                    30,000         29,980
   Blue Ridge Asset Funding
      3.490%, 09/08/05                                    10,000          9,993
   Edison Asset Securitization LLC
      3.380%, 09/06/05                                    30,000         29,986
   Fountain Square Funding
      3.520%, 10/19/05                                    30,000         29,859
   Galaxy Funding
      3.440%, 10/03/05                                    33,000         32,899
      3.720%, 11/14/05                                    17,000         16,870
      3.740%, 11/21/05                                    20,000         19,832
   Gemini Securitization
      3.250%, 09/06/05                                    30,000         29,986
      3.600%, 11/01/05                                    30,000         29,817
   Govco
      3.450%, 10/07/05                                    30,000         29,896
      3.540%, 10/20/05                                    15,000         14,928
   Greyhawk Funding
      3.530%, 09/07/05                                    30,000         29,982
      3.490%, 09/08/05                                    16,200         16,189
      3.680%, 11/14/05                                    15,000         14,887
   Kitty Hawk Funding
      3.350%, 09/20/05                                    30,000         29,947

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   Liberty Street Funding
      3.520%, 09/22/05                               $    15,000     $   14,969
      3.600%, 10/03/05                                    30,000         29,904
      3.460%, 10/06/05                                    22,442         22,367
   Market Street Funding
      3.420%, 09/06/05                                    30,000         29,986
      3.530%, 09/19/05                                    26,099         26,053
   Mont Blanc Capital
      3.540%, 09/20/05                                    18,999         18,963
   Old Line Funding
      3.480%, 09/06/05                                    10,000          9,995
   Park Avenue
      3.450%, 09/19/05                                    30,000         29,948
   Perry Global Funding LLC
      3.540%, 10/03/05                                    20,000         19,937
   Preferred Receivables Funding
      3.730%, 11/21/05                                    20,000         19,832
   Three Pillars Funding
      3.480%, 09/01/05                                    30,000         30,000
      3.540%, 09/19/05                                     9,124          9,108
      3.770%, 11/29/05                                    15,314         15,171
   Three Rivers Funding
      3.530%, 09/01/05                                    10,621         10,621
      3.520%, 09/14/05                                    30,000         29,962
      3.590%, 09/27/05                                    30,000         29,922
   Thunder Bay Funding
      3.520%, 10/17/05                                    15,000         14,933
                                                                     ----------
                                                                        864,145
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 14.8%
   Allianz Finance
      3.400%, 09/09/05                                    25,000         24,981
      3.620%, 10/06/05                                    20,000         19,930
      3.650%, 11/04/05                                    30,000         29,805
   American Express
      3.630%, 10/17/05                                    20,000         19,907
   Dexia Delaware LLC
      3.280%, 09/09/05                                    30,000         29,978
      3.530%, 10/14/05                                     9,516          9,476
      3.650%, 11/08/05                                    20,000         19,862
   HBOS Treasury Services
      3.240%, 09/08/05                                    28,000         27,982
      3.540%, 10/05/05                                    11,800         11,761
      3.550%, 10/18/05                                    13,400         13,338
      3.530%, 10/19/05                                    11,000         10,948
   ING Funding LLC
      3.300%, 09/12/05                                    10,000          9,990
      3.670%, 11/07/05                                    25,000         24,829
      3.700%, 11/17/05                                    15,000         14,881
   KFW International Finance
      3.170%, 09/06/05                                     6,000          5,997
      3.190%, 09/07/05                                    19,000         18,990
      3.660%, 10/18/05                                    30,000         29,857
   Morgan Stanley
      3.550%, 09/19/05                                    30,000         29,947
      3.680%, 10/17/05                                    30,000         29,859

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   UBS Finance
      3.190%, 09/06/05                               $     7,300     $    7,297
      3.450%, 10/14/05                                    30,000         29,876
      3.540%, 10/14/05                                    15,500         15,435
      3.640%, 11/21/05                                    10,700         10,612
      3.710%, 11/23/05                                    20,400         20,226
                                                                     ----------
                                                                        465,764
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 1.0%
   Nestle Capital
      3.180%, 09/09/05                                    30,000         29,979
--------------------------------------------------------------------------------
FOREIGN INDUSTRIAL -- 1.9%
   Siemens Capital
      3.370%, 09/02/05                                    30,000         29,997
      3.650%, 11/08/05                                    30,000         29,793
                                                                     ----------
                                                                         59,790
--------------------------------------------------------------------------------
INDUSTRIAL -- 2.2%
   PACCAR Financial
      3.660%, 11/10/05                                    30,000         29,787
   Proctor & Gamble
      3.550%, 10/24/05                                    29,082         28,930
      3.700%, 11/21/05                                    10,755         10,665
                                                                     ----------
                                                                         69,382
--------------------------------------------------------------------------------
INSURANCE -- 0.3%
   ING America Insurance Holdings
      3.460%, 10/04/05                                    10,000          9,968
--------------------------------------------------------------------------------
RETAIL -- 1.6%
   Wal-Mart Funding
      3.650%, 10/25/05                                    30,000         29,836
   Wal-Mart Stores Inc.
      3.500%, 10/04/05                                    20,000         19,936
                                                                     ----------
                                                                         49,772
--------------------------------------------------------------------------------

Total Commercial Paper (Cost $1,824,654)                              1,824,654
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.0%
FEDERAL FARM CREDIT BANK -- 0.6%
   Federal Farm Credit Bank (FRN)
      3.510%, 09/29/06                                    19,000         18,994
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 2.9%
   Federal Home Loan Bank (DN)+
      3.180%, 09/23/05                                    15,400         15,370
   Federal Home Loan Bank (FRN)
      3.645%, 05/10/06                                    19,300         19,295
      3.670%, 05/16/06                                    25,000         24,987
      3.314%, 12/22/06                                    30,000         29,978
                                                                     ----------
                                                                         89,630
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.9%
   Federal Home Loan Mortgage Corporation (DN)+
      3.135%, 09/06/05                                    30,000         29,987
--------------------------------------------------------------------------------

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.6%
   Federal National Mortgage Association (FRN)
      3.386%, 10/03/05                               $    20,000     $   19,999
      3.235%, 09/07/06                                    30,000         29,985
                                                                     ----------
                                                                         49,984
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $188,595)                188,595
--------------------------------------------------------------------------------
CORPORATE BONDS -- 7.7%
BANKS -- 3.1%
   Barclays Bank PLC NY (FRN)
      3.600%, 10/31/05                                    30,000         29,998
      3.552%, 06/21/06                                    10,000          9,998
   Credit Suisse First Boston NY (FRN)
      3.680%, 12/12/05                                    30,000         30,010
   First USA Bank (FRN)
      3.952%, 05/18/06                                     8,400          8,412
   HSBC Bank USA (FRN)
      3.730%, 05/04/06                                    20,000         20,006
                                                                     ----------
                                                                         98,424
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING -- 1.0%
   General Electric Capital Corp. (FRN)
      3.700%, 10/24/05                                    30,000         30,004
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.4%
   General Electric Capital (FRN)
      3.947%, 02/06/06                                    15,000         15,016
   Greenwich Capital Holdings Inc. (FRN)
      3.509%, 10/07/05                                    30,000         30,000
   John Hancock Global Funding II (FRN)
      3.530%, 03/06/06                                    33,000         33,032
   Wells Fargo (FRN)
      3.450%, 03/03/06                                    30,000         30,021
                                                                     ----------
                                                                        108,069
--------------------------------------------------------------------------------
INSURANCE -- 0.2%
   ASIF Global Financing XV (FRN)
      3.528%, 09/02/05                                     6,000          6,000
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $242,497)                                   242,497
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 5.0%
   BNP Paribas NY
      3.585%, 12/27/05                                    30,000         29,988
   Credit Suisse First Boston NY
      3.500%, 10/07/05                                    30,000         30,000
   Deutsche Bank NY
      3.550%, 09/20/05                                    20,000         20,000
   Royal Bank of Canada NY
      3.348%, 09/16/05                                    15,000         15,000
   Societe Generale (Euro) (FRN)
      3.055%, 09/20/05                                    31,000         30,997
   SunTrust Bank (FRN)
      3.330%, 10/25/05                                    30,000         30,000
--------------------------------------------------------------------------------

Total Certificates of Deposit (Cost $155,985)                           155,985
--------------------------------------------------------------------------------

                                                      PAR (000)/        VALUE
                                                   NUMBER OF SHARES     (000)
--------------------------------------------------------------------------------
FUNDING AGREEMENTS -- 2.6%
   New York Life Funding Agreement
      (FRN)                                          $    40,000     $   40,000
   Travelers Life & Annuity Funding
      Agreement (FRN) (A)                                 40,000         40,000
--------------------------------------------------------------------------------

Total Funding Agreements (Cost $80,000)                                  80,000
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.9%
COLORADO -- 0.4%
   Denver City & County School District
      (RB) (LOC - JP Morgan Chase Bank)
      Series A
      3.570%, 12/15/18                                     6,200          6,200
   Denver City & County School District
      (RB) (LOC - JP Morgan Chase Bank)
      Series B
      3.570%, 12/15/18                                     6,200          6,200
                                                                     ----------
                                                                         12,400
--------------------------------------------------------------------------------
GEORGIA -- 0.5%
   Aquarium Parking Deck (RB) (LOC -
      SunTrust Bank) (VRDN)
      3.600%, 04/01/20                                     9,800          9,800
   Savannah College of Art & Design (RB)
      (LOC - Bank of America) (VRDN)
      3.640%, 04/01/24                                     7,600          7,600
                                                                     ----------
                                                                         17,400
--------------------------------------------------------------------------------

Total Municipal Securities (Cost $29,800)                                29,800
--------------------------------------------------------------------------------
MONEY MARKET FUND -- 0.3%
   Goldman Sachs Financial Square Prime
      Obligation Money Market Fund                     9,407,943          9,408
--------------------------------------------------------------------------------

Total Money Market Fund (Cost $9,408)                                     9,408
--------------------------------------------------------------------------------
REPURCHASE  AGREEMENTS  -- 19.5%
   Bank of America
      3.590%  (dated  08/31/05,
      due 09/01/05, repurchase price
      $220,021,939,  collateralized  by Federal
      National Mortgage  Association  Bonds,
      4.500% to 5.067%, due 11/01/34 to
      08/01/35, total market value
      $224,400,000)                                  $   220,000        220,000
   Goldman Sachs
      3.590% (dated 08/31/05,
      due 09/01/05, repurchase price
      $185,018,449,  collateralized by Federal
      National Mortgage  Association Bonds,
      5.000% to 5.250%, due 10/15/24 to
      08/16/34,  total market value
      $188,700,001)                                      185,000        185,000

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   Greenwich Capital
      3.620% (dated 08/31/05,
      due 09/01/05, repurchase price
      $100,010,056,  collateralized by Federal
      National Mortgage  Association Bonds,
      3.379% to 4.485%, due 01/01/34 to
      7/01/35,  total market value
      $101,671,007)                               $      100,000     $  100,000
   Morgan Stanley
      3.580% (dated 08/31/05,
      due 09/01/05, repurchase price
      $105,010,442,  collateralized by Federal
      National Mortgage  Association Bonds,
      3.660% to 5.145%, due 07/01/33 to
      09/01/35,  total market value
      $107,100,000)                                      105,000        105,000
--------------------------------------------------------------------------------

Total Repurchase Agreements (Cost $610,000)                             610,000
--------------------------------------------------------------------------------

Total Investments -- 100.2% (Cost $3,140,939)*                        3,140,939
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (0.2)%                                     (4,961)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $3,135,978
--------------------------------------------------------------------------------

* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.

+ THE RATE SHOWN IS THE EFFECTIVE YIELD AT PURCHASE DATE.

(A) THIS AGREEMENT WAS ACQUIRED AS AN INVESTMENT, NOT WITH THE INTENTION TO SELL, AT A COST OF PAR AND WAS DEEMED ILLIQUID FOR THE PURPOSES OF THE INVESTMENT COMPANY ACT OF 1940. ON AUGUST 31, 2005, THE VALUE OF THIS AGREEMENT AT AMORTIZED COST AMOUNTED TO APPROXIMATELY $40,000,000 REPRESENTING 1.3% OF THE NET ASSETS OF THE FUND.

DN -- DISCOUNT NOTE

FRN -- FLOATING RATE NOTE: THE RATE SHOWN IS THE RATE IN EFFECT ON AUGUST 31,
       2005, AND THE DATE SHOWN IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE. THE RATE FLOATS BASED ON A PREDETERMINED INDEX.

LLC -- LIMITED LIABILITY COMPANY

LOC -- LETTER OF CREDIT

PLC -- PUBLIC LIABILITY COMPANY

RB -- REVENUE BOND

VRDN -- VARIABLE RATE DEMAND NOTE: THE RATE SHOWN IS THE RATE IN EFFECT ON
        AUGUST 31, 2005, AND THE DATE SHOWN IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.

SEE NOTES TO SCHEDULE OF INVESTMENTS.

ALLEGIANT OHIO MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
                                                        PAR             VALUE
                                                       (000)            (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 98.8%
OHIO -- 98.8%
   Akron (BAN) (GO)
      2.750%, 11/03/05                            $        3,500     $    3,505
   Allen County (BAN) (GO)
      1.950%, 09/07/05                                     1,300          1,300
   Allen County Health Care Facilities,
      Mennonite Memorial Home Project
      (RB) (LOC - Wells Fargo Bank) (VRDN)
      2.510%, 02/01/18                                     2,675          2,675
   Blue Ash, Reed Hartman Highway Project
      (BAN) (GO)
      2.350%, 11/15/05                                     1,000          1,000
   Butler County (BAN) (GO) Series D
      2.750%, 09/22/05                                     1,000          1,001
   Butler County (BAN) (GO) Series F
      2.250%, 09/22/05                                     1,700          1,700
   Clark County (BAN) (GO)
      3.000%, 03/30/06                                     1,360          1,362
   Cleveland Waterworks (RB) Series L
      (FGIC) (VRDN)
      2.490%, 01/01/33                                    10,425         10,425
   Columbus (GO)
      5.000%, 09/01/05                                     1,000          1,000
   Columbus (GO) Series 1 (VRDN)
      2.460%, 06/01/16                                     1,300          1,300
   Columbus Public Facilites, Valorem Property
      Project, Series 1 (VRDN)
      2.460%, 12/01/17                                     1,185          1,185
   Columbus Sewer & Water Improvement
      Authority (RB) (VRDN)
      2.490%, 06/01/11                                     7,500          7,500
   Coshocton County Hospital Facilities
      Authority, Memorial Hospital Project
      (RB) (LOC - JP Morgan Chase) (VRDN)
      2.500%, 03/01/19                                     1,100          1,100
   Cuyahoga County (TECP)
      2.570%, 10/19/05                                     5,000          5,000
      2.660%, 10/27/05                                     5,000          5,000
   Cuyahoga County Civic Facility, Oriana
      Services Project (RB) (LOC - JP Morgan
      Chase) (VRDN)
      2.600%, 04/01/16                                     1,595          1,595
   Cuyahoga County Economic Development
      Authority, Cleveland Animal League Project
      (RB) (LOC - Fifth Third Bank) (VRDN)
      2.510%, 10/01/22                                     1,870          1,870
   Cuyahoga County Economic Development
      Authority, Gilmour Academy Project
      (RB) (LOC - Fifth Third Bank) (VRDN)
      2.510%, 02/01/22                                     2,100          2,100
   Cuyahoga County Economic Development
      Authority, Magnificat High School Project
      (RB) (LOC - Fifth Third Bank) (VRDN)
      2.500%, 06/01/30                                     1,890          1,890

                                                        PAR             VALUE
                                                       (000)            (000)
--------------------------------------------------------------------------------
   Cuyahoga County Economic Development
      Authority, Positive Education Program
      (RB) (LOC - Key Bank) (VRDN)
      2.570%, 08/01/20                            $        2,645     $    2,645
   Cuyahoga County Port Authority, Euclid
      Garage Office Project (RB) (LOC - Fifth
      Third Bank) (VRDN)
      2.400%, 01/01/34                                     7,410          7,410
   Cuyahoga County Port Authority, Laurel
      School Project (RB) (LOC - Key Bank)
      (VRDN)
      2.570%, 06/01/24                                     4,450          4,450
   Delaware County (BAN) (GO)
      4.000%, 08/15/06                                     1,270          1,283
   Dublin City School District (BAN) (GO)
      2.120%, 10/13/05                                     2,000          2,001
      3.500%, 12/15/05                                     3,000          3,007
   Franklin County Health Care Facility,
      Creekside At The Village Project
      (RB) (LOC - Key Bank) (VRDN)
      2.520%, 05/01/34                                     2,435          2,435
   Franklin County Health Care Facility,
      Friendship Village of Dublin Project
      (RB) Series B (LOC - Lasalle Bank) (VRDN)
      2.500%, 11/01/34                                     7,120          7,120
   Franklin County Hospital Authority, Holy
      Cross Health Systems Project (RB) (VRDN)
      2.500%, 06/01/16                                     2,895          2,895
   Franklin County Industrial Development
      Revenue Authority, Bricker & Eckler Project
      (RB) (LOC - Bank One) (VRDN)
      2.620%, 11/01/14                                     1,800          1,800
   Franklin County, Trinity Health Credit Group
      Project (RB) Series F (VRDN)
      2.480%, 12/01/30                                     7,900          7,900
   Geauga County (BAN) (GO)
      2.500%, 12/08/05                                     1,800          1,801
   Geauga County Health Care Facilities,
      Montefiore Housing Corporation Project
      (RB) (LOC - Key Bank) (VRDN)
      2.570%, 01/01/26                                     1,940          1,940
   Greene County (BAN) (GO) Series B
      2.900%, 11/17/05                                     1,929          1,929
   Hamilton County Economic Development
      Authority, Cincinnati Arts Association
      Project (RB) (LOC - Fifth Third Bank)
      (VRDN)
      2.510%, 11/01/23                                     1,000          1,000
   Hamilton County Economic Development
      Authority, Cincinnati-Hamilton Project
      (RB) (LOC - Fifth Third Bank) (VRDN)
      2.510%, 09/01/25                                       835            835
   Hamilton County Economic Development
      Authority, Jordon Complex Project
      (RB) (LOC - Fifth Third Bank) (VRDN)
      2.510%, 12/01/24                                     1,000          1,000

                                                        PAR             VALUE
                                                       (000)            (000)
--------------------------------------------------------------------------------
   Hamilton County Economic Development
      Authority, Saint Xavier High School Project
      (RB) (LOC - Fifth Third Bank) (VRDN)
      2.490%, 04/01/28                            $        1,000     $    1,000
   Hamilton County Economic Development
      Authority, Taft Museum Project
      (RB) (LOC - Fifth Third Bank) (VRDN)
      2.510%, 05/01/27                                     4,745          4,745
   Hamilton County Health Care Facilities
      Authority, Twin Towers & Twin Lakes
      Project (RB) (LOC - U.S. Bank) (VRDN)
      2.520%, 07/01/23                                     3,000          3,000
   Hunting Valley (BAN) (GO)
      2.250%, 10/06/05                                     1,000          1,000
   Kent State University General Receipts (GO)
      Series 2001(VRDN)
      2.450%, 05/01/31                                    13,175         13,175
   Lakewood City School District (BAN) (GO)
      2.000%, 09/14/05                                     5,000          5,001
   Lima Hospital Facilities Authority, Lima
      Memorial Hospital Project
      (RB) (LOC - Bank One) (VRDN)
      2.570%, 12/01/10                                     1,115          1,115
      2.600%, 06/01/33                                     2,300          2,300
   Madison County, Jefferson Local School
      District (BAN) (GO)
      2.590%, 11/29/05                                     2,300          2,303
   Ohio State (GO) (VRDN)
      2.320%, 02/01/19                                    13,700         13,700
   Ohio State (GO) Series B (VRDN)
      2.320%, 08/01/17                                     6,515          6,515
      2.360%, 03/15/25                                     3,000          3,000
   Ohio State Air Quality Development Authority,
      Ohio Edison Project (RB) Series A
      (LOC - Wachovia Bank) (VRDN)
      2.320%, 02/01/14                                    16,550         16,550
   Ohio State Air Quality Pollution Control
      Development Authority, Sohio Air Project
      (RB) (VRDN)
      2.330%, 05/01/22                                    11,800         11,800
   Ohio State Air Quality Pollution Control
      Development Authority, Sohio Water
      Project (RB) (VRDN)
      2.350%, 05/01/22                                     2,110          2,110
   Ohio State Air Quality Pollution Control
      Development Authority, Timken Company
      Project (RB) (LOC - Key Bank) (VRDN)
      2.420%, 06/01/33                                     6,000          6,000
   Ohio State Air Quality Pollution Control
      Development Authority, Toledo Edison
      Project (RB) Series A (LOC - Wachovia
      Bank) (VRDN)
      2.300%, 06/01/23                                     6,500          6,500
   Ohio State Economic Development Authority,
      YMCA Greater Cincinnati Project
      (RB) (LOC - Bank One) (VRDN)
      2.500%, 11/01/21                                     4,600          4,600

                                                        PAR             VALUE
                                                       (000)            (000)
--------------------------------------------------------------------------------
   Ohio State Higher Educational Facilities
      Authority, Ashland University Project
      (RB) (LOC - Key Bank) (VRDN)
      2.540%, 09/01/24                            $        4,800     $    4,800
   Ohio State Higher Educational Facilities
      Authority, Case Western Reserve University
      Project (RB) Series A (VRDN)
      2.320%, 10/01/31                                    13,550         13,550
      2.300%, 10/01/31                                     4,600          4,600
   Ohio State Higher Educational Facilities
      Authority, Kenyon College Project
      (RB) Series K (LOC - Bank One) (VRDN)
      2.400%, 08/01/33                                     1,100          1,100
   Ohio State Higher Educational Facilities
      Authority, Pooled Financing Program
      (RB) Series A (LOC - Fifth Third Bank)
      (VRDN)
      2.500%, 09/01/24                                     3,490          3,490
      2.550%, 09/01/26                                     4,290          4,290
      2.500%, 09/01/27                                       490            490
   Ohio State Higher Educational Facilities
      Authority, Xavier University Project
      (RB) (LOC - U.S. Bank) (VRDN)
      2.500%, 05/01/15                                     5,100          5,100
   Ohio State Higher Educational Facilities
      Authority, Xavier University Project
      (RB) Series B (LOC - U.S. Bank) (VRDN)
      2.500%, 11/01/30                                    11,100         11,100
   Ohio State Higher Educational Facility
      Commission, Case Western Reserve
      University (TECP)
      2.480%, 10/11/05                                     5,000          5,000
   Ohio State Infrastructure (GO) Series A
      2.320%, 02/01/23                                     8,200          8,200
   Ohio State University (TECP)
      2.500%, 09/13/05                                     2,000          2,000
      2.550%, 09/29/05                                     7,000          7,000
   Ohio State University General Receipts
      (RB) (VRDN)
      2.490%, 12/01/21                                     2,000          2,000
      2.300%, 12/01/27                                     6,775          6,775
      2.490%, 12/01/31                                     3,745          3,745
   Ohio State Water Development Authority
      (RB) (AMBAC)
      5.000%, 12/01/05                                     1,000          1,006
   Ohio State Water Development Authority,
      Pollution Control Facilities, Cleveland
      Electric Illuminating Project (RB) Series B
      (LOC - Barclays Bank) (VRDN)
      2.400%, 08/01/20                                     6,900          6,900
   Ohio State Water Development Authority,
      Timken Company Project (RB)
      (LOC - Northern Trust Company) (VRDN)
      2.420%, 11/01/25                                     2,000          2,000

                                                       PAR              VALUE
                                                      (000)             (000)
--------------------------------------------------------------------------------
Ohio State Water Development Authority,
   Timken Company Project (RB)
   (LOC - Wachovia Bank) (VRDN)
   2.400%, 05/01/07                               $        3,900     $    3,900
Ohio University General Receipts
   (RB) (FSA) (VRDN)
   2.500%, 12/01/26                                          900            900
Ottawa County (BAN) (GO)
   3.000%, 10/19/05                                        1,250          1,251
Portage County Health Care Facility,
   Hattie Larham Project (RB)
   (LOC - Bank One) (VRDN)
   2.660%, 02/01/17                                        2,185          2,185
Rocky River, Lutheran West High School
   Project (RB) (LOC - Fifth Thrid Bank)
   (VRDN)
   2.510%, 12/01/22                                        2,500          2,500
Scioto County Hospital Facilities Authority,
   Central Capital Asset Project (RB) Series C
   (AMBAC) (VRDN)
   2.380%, 12/01/25                                        1,550          1,550
Scioto County Hospital Facilities Authority,
   Central Capital Asset Project (RB) Series E
   (AMBAC) (VRDN)
   2.380%, 12/01/25                                        1,065          1,065
Scioto County Hospital Facilities Authority,
   VHA Central Capital Asset Financing
   Program (RB) Series 1985 (VRDN)
   2.380%, 12/01/25                                          650            650
Scioto County Hospital Facilities Authority,
   VHA Central Capital Asset Financing
   Program (RB) Series G (AMBAC) (VRDN)
   2.380%, 12/01/25                                        1,175          1,175
Sharonville Industrial Development Authority,
   Edgecomb Metals Project (RB)
   (LOC - Wells Fargo Bank) (VRDN)
   2.510%, 11/01/09                                        4,360          4,360
Sidney City School District (BAN) (GO)
   2.920%, 12/14/05                                          794            795
   2.670%, 12/14/05                                        1,500          1,502
Solon (BAN) (GO)
   2.750%, 12/01/05                                        2,325          2,329
Toledo City Services Special Assessment Notes
   (RB) (LOC - Bank One) (VRDN)
   2.500%, 12/01/05                                        4,000          4,000
Toledo-Lucas County Port Authority (RB)
   Series C (LOC - Sovereign Bank) (VRDN)
   2.490%, 05/15/38                                        8,500          8,500
University of Cincinnati General Receipts
   (BAN) Series C
   4.000%, 03/28/06                                        1,645          1,657
University of Toledo General Receipts (RB)
   (FGIC) (VRDN)
   2.320%, 06/01/32                                       18,265         18,265
Upper Valley Joint Vocational School District
   (BAN) (GO)
   2.620%, 11/29/05                                        2,000          2,001

                                                      PAR (000)/        VALUE
                                                   NUMBER OF SHARES     (000)
--------------------------------------------------------------------------------
   Walnut Hills High School Alumni Foundation,
      School Improvements Fund (RB)
      (LOC - Fifth Third Bank) (VRDN)
      2.710%, 12/01/06                            $        1,530     $    1,530
   Warren County Healthcare Facilities Authority,
      Otterbein Homes Project (RB) Series B
      (LOC - Fifth Third Bank) (VRDN)
      2.530%, 07/01/23                                     2,933          2,933
   Warren County Industrial Development
      Authority, Cincinnati Electric Illuminating
      Project (RB) (LOC - Bank of Nova Scotia)
      (VRDN)
      2.690%, 09/01/15                                     4,690          4,690
   Warren County Industrial Development
      Authority, Liquid Container Project (RB)
      (LOC - Bank of America) (VRDN)
      2.520%, 03/01/15                                     1,670          1,670
   Washington Court House (BAN) (GO)
      3.400%, 11/15/05                                     1,500          1,502
   West Chester Township (BAN) (GO)
      4.000%, 08/10/06                                     1,940          1,958
   Wooster Industrial Development Authority,
      Allen Group Project (RB) (LOC - Wachovia
      Bank ) (VRDN)
      2.370%, 12/01/10                                     5,200          5,200
--------------------------------------------------------------------------------

Total Municipal Securities (Cost $379,587)                              379,587
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.9%
   BlackRock Ohio Municipal Money Market
      Fund                                             2,162,111          2,162
   Fidelity Ohio Municipal Money Market Fund           1,043,544          1,044
--------------------------------------------------------------------------------

Total Money Market Funds (Cost $3,206)                                    3,206
--------------------------------------------------------------------------------

Total Investments -- 99.7% (Cost $382,793)*                             382,793
--------------------------------------------------------------------------------

Other Assets & Liabilities -- 0.3%                                        1,332
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $  384,125
--------------------------------------------------------------------------------

* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

BAN -- BOND ANTICIPATION NOTE

FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION

FSA -- FEDERAL SECURITY ASSURANCE

GO -- GENERAL OBLIGATION

LOC -- LETTER OF CREDIT

RB -- REVENUE BOND

TECP -- TAX EXEMPT COMMERCIAL PAPER

VRDN -- VARIABLE RATE DEMAND NOTE: THE RATE SHOWN IS THE RATE IN EFFECT ON
        AUGUST 31, 2005, AND THE DATE SHOWN IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                       PAR              VALUE
                                                      (000)             (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 99.0%
PENNSYLVANIA -- 99.0%
   Allegheny County Higher Education Building
      Authority, Carnegie Mellon University
      Project (RB) (VRDN)
      2.300%, 12/01/33                            $        4,000     $    4,000
   Allegheny County Hospital Development
      Authority, Health Care Dialysis Clinic
      (RB) (LOC - Bank of America) (VRDN)
      2.500%, 12/01/19                                     3,000          3,000
   Allegheny County Industrial Development
      Authority, Carnegie Museums of Pittsburgh
      (RB) (LOC - Citizens Bank) (VRDN)
      2.500%, 08/01/32                                     2,000          2,000
   Beaver County Industrial Development
      Authority, Atlantic Richfield (RB) (VRDN)
      2.360%, 12/01/20                                     4,300          4,300
   Beaver County Industrial Development
      Authority, Toledo Edison Company Project
      (RB) (LOC - Barclays Bank PLC) (VRDN)
      2.320%, 06/01/30                                     6,000          6,000
   Central Bucks County School District (GO)
      Series A (VRDN)
      2.540%, 02/01/20                                     1,700          1,700
   Chester County Industrial Development
      Authority, Archdiocese of Philadelphia
      (RB) (LOC - Wachovia Bank) (VRDN)
      2.300%, 07/01/31                                     2,000          2,000
   Dallastown Area School District (GO)
      (FGIC) (VRDN)
      2.540%, 02/01/18                                     3,905          3,905
   Delaware County (TECP)
      2.450%, 09/13/05                                     4,000          4,000
      2.530%, 10/19/05                                     3,000          3,000
   Delaware County Industrial Development
      Authority, BP Oil Project (RB) (VRDN)
      2.330%, 12/01/09                                     3,900          3,900
      2.330%, 10/01/19                                       800            800
   Delaware County Industrial Development
      Authority, Resource Recovery, General
      Electric Capital Corporation (RB)
      Series G (VRDN)
      2.320%, 12/01/31                                     1,500          1,500
   Delaware County Industrial Development
      Authority, Scott Paper Company Project
      (RB) Series B (VRDN)
      2.380%, 12/01/18                                     5,000          5,000
   Delaware County Industrial Development
      Authority, Sunoco Project (RB)
      (LOC - Bank of America) (VRDN)
      2.380%, 11/01/33                                     4,000          4,000
   Delaware County PECO Exelon Project
      (TECP)
      2.570%, 11/09/05                                     2,000          2,000
   Geisinger Health System Authority (RB)
      (VRDN)
      2.340%, 08/01/22                                       400            400

                                                       PAR              VALUE
                                                      (000)             (000)
--------------------------------------------------------------------------------
   Harrisburg Authority, Haverford School
      District (RB) Sub-Series A (FSA) (VRDN)
      2.540%, 03/01/34                            $        2,110     $    2,110
   Lancaster County Hospital Authority,
      Lancaster General Hospital Project (RB)
      (LOC - Fulton Bank) (VRDN)
      2.640%, 06/01/18                                     5,200          5,200
   Lancaster Industrial Development Authority,
      Student Lodging Incorporated (RB)
      (LOC - Fulton Bank) (VRDN)
      2.640%, 12/01/26                                     2,410          2,410
   Lebanon County Health Facilities, ECC
      Retirement Village Project (RB)
      (LOC - Northern Trust Company) (VRDN)
      2.540%, 10/15/25                                     3,900          3,900
   Lehigh County General Purpose Authority,
      St. Lukes Hospital Project (RB)
      (LOC - Wachovia Bank) (VRDN)
      2.280%, 07/01/31                                     1,000          1,000
   Montgomery County Industrial Development
      Authority (TECP)
      2.670%, 10/07/05                                     2,000          2,000
      2.570%, 11/08/05                                     1,995          1,995
   Montgomery County Industrial Development
      Authority, PECO Exelon Project (TECP)
      2.500%, 09/15/05                                     4,000          4,000
      2.550%, 09/29/05                                     2,000          2,000
   New Castle Hospital Authority, Jameson
      Memorial Hospital Project (RB) (FSA)
      (VRDN)
      2.430%, 07/01/26                                     3,690          3,690
   New Garden General Authority, Municipal
      Pooled Financing Program (RB) Series I
      (AMBAC) (VRDN)
      2.450%, 11/01/29                                     4,900          4,900
   New Garden General Authority, Municipal
      Pooled Financing Program (RB) Series II
      (FSA) (VRDN)
      2.450%, 12/01/33                                     3,150          3,150
   Northampton County Higher Education
      Authority, Lafayette College Project (RB)
      Series B (VRDN)
      2.500%, 11/01/28                                     2,000          2,000
   Pennsylvania Infrastructure Investment
      Authority, Pennvest Lane Pool Program
      (RB) (MBIA)
      6.000%, 09/01/05                                     1,050          1,050
   Pennsylvania State (GO)
      5.125%, 09/15/05                                     2,000          2,003
   Pennsylvania State Higher Education Facilities
      Authority, Association of Independent
      Colleges & Universities (RB) Series F-1
      (VRDN)
      2.490%, 05/01/20                                     1,200          1,200

                                                       PAR              VALUE
                                                      (000)             (000)
--------------------------------------------------------------------------------
   Pennsylvania State Higher Education
      Facilities Authority, Carnegie Mellon
      University (RB) Series D (VRDN)
      2.330%, 11/01/30                            $        1,100     $    1,100
   Pennsylvania State Higher Education Facilities
      Authority, Council Independent Colleges
      Project (RB) Series A-8 (LOC - PNC Bank)
      (VRDN)
      2.750%, 04/01/06                                     2,000          2,000
   Pennsylvania State Higher Education Facilities
      Authority, University of Pennsylvania (RB)
      Series B
      7.000%, 09/01/05                                     2,000          2,000
   Pennsylvania State Turnpike Commission (RB)
      Series Q (VRDN)
      2.300%, 06/01/27                                     5,250          5,250
      2.300%, 06/01/28                                     4,150          4,150
   Pennsylvania State University (RB)
      5.000%, 03/01/06                                     2,000          2,022
   Pennsylvania State, Second Series (GO)
      5.000%, 09/15/05                                     1,500          1,501
   Philadelphia Hospital & Higher Education
      Facilities Authority, Children's Hospital
      Project (RB) (VRDN)
      2.320%, 07/01/22                                       500            500
   Philadelphia Hospital & Higher Education
      Facilities Authority, Children's Hospital
      Project (RB) Series A (VRDN)
      2.340%, 02/15/14                                     2,000          2,000
   Philadelphia Hospital & Higher Education
      Facilities Authority, Children's Hospital
      Project (RB) Series C (VRDN)
      2.340%, 07/01/31                                     3,570          3,570
   Philadelphia Industrial Development Authority,
      1100 Walnut Associates Project (RB)
      (LOC - PNC Bank) (VRDN)
      2.600%, 12/01/14                                       400            400
   Philadelphia Industrial Development Authority,
      Fox Chase Cancer Center (RB) (VRDN)
      2.340%, 07/01/25                                     1,200          1,200
   Philadelphia Industrial Development Authority,
      Newcourtland Elder Services Project (RB)
      (LOC - PNC Bank) (VRDN)
      2.300%, 03/01/27                                     1,000          1,000
   Philadelphia Industrial Development Authority,
      Pennsylvania School for the Deaf (RB)
      (LOC - Citizens Bank) (VRDN)
      2.540%, 11/01/32                                     4,400          4,400
   Sayre Health Care Facilities Authority, Capital
      Financing Project (RB) Series I (AMBAC)
      (VRDN)
      2.370%, 12/01/20                                     2,750          2,750
   Sayre Health Care Facilities Authority, Capital
      Financing Project (RB) Series K (AMBAC)
      (VRDN)
      2.370%, 12/01/20                                     5,450          5,450

                                                      PAR (000)/        VALUE
                                                  NUMBER OF SHARES      (000)
--------------------------------------------------------------------------------
   Scranton-Lackawanna Health & Welfare
      Authority, University of Scranton Project
      (RB) (LOC - PNC Bank)
      2.700%, 05/01/18                            $        1,205     $    1,205
   University of Pittsburgh, Commonwealth
      System of Higher Education (GO)
      3.000%, 10/14/05                                     3,000          3,001
   University of Pittsburgh, University Capital
      Project (RB) Series A (VRDN)
      2.370%, 09/15/29                                     3,825          3,825
   University of Pittsburgh, University Capital
      Project (RB) Series C (VRDN)
      2.370%, 09/15/24                                     2,900          2,900
   Washington County Authority, Gerard Estate
      Project (RB) (VRDN)
      2.470%, 06/01/27                                     3,000          3,000
--------------------------------------------------------------------------------

Total Municipal Securities (Cost $147,337)                              147,337
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.8%
   BlackRock Pennsylvania Municipal Money
      Market Portfolio                                   209,726            210
   Fidelity Pennsylvania Municipal Money
      Market Fund                                      1,021,120          1,021
--------------------------------------------------------------------------------

Total Money Market Funds (Cost $1,231)                                    1,231
--------------------------------------------------------------------------------

Total Investments -- 99.8% (Cost $148,568)*                             148,568
--------------------------------------------------------------------------------

Other Assets & Liabilities -- 0.2%                                          288
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $  148,856
--------------------------------------------------------------------------------

* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION

FSA -- FEDERAL SECURITY ASSURANCE

GO -- GENERAL OBLIGATION

LOC -- LETTER OF CREDIT

MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

PLC -- PUBLIC LIABILITY COMPANY

RB -- REVENUE BOND

TECP -- TAX EXEMPT COMMERCIAL PAPER

VRDN -- VARIABLE RATE DEMAND NOTE: THE RATE SHOWN IS THE RATE IN EFFECT ON
        AUGUST 31, 2005, AND THE DATE SHOWN IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT TAX EXEMPT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 100.8%
ALASKA -- 2.6%
   Valdez Marine Terminal BP Pipeline Project
      (RB) Series B (VRDN)
      2.330%, 07/01/37                               $    12,900     $   12,900
   Valdez Marine Terminal BP Pipeline Project
      (RB) Series C (VRDN)
      2.330%, 07/01/37                                       700            700
   Valdez Marine Terminal Exxon Pipeline Project
      (RB) Series 1985 (VRDN)
      2.330%, 07/01/37                                     1,900          1,900
                                                                     ----------
                                                                         15,500
--------------------------------------------------------------------------------
COLORADO -- 1.9%
   Colorado Educational & Cultural Facilities
      Authority, National Jewish Board Program
      (RB) (VRDN)
      2.340%, 09/01/35                                    11,500         11,500
--------------------------------------------------------------------------------
CONNECTICUT -- 2.3%
   Connecticut Health & Educational Facilities
      University of New Haven (RB) Series E
      (VRDN)
      2.470%, 07/01/35                                     3,460          3,460
   Connecticut Health & Educational Facilities,
      Yale University Project (RB) Series T-1
      (VRDN)
      2.300%, 07/01/29                                     1,400          1,400
   Connecticut Health & Educational Facilities,
      Yale University Project (RB) Series X-3
      (VRDN)
      2.300%, 07/01/37                                     8,500          8,500
                                                                     ----------
                                                                         13,360
--------------------------------------------------------------------------------
DELAWARE -- 0.4%
   Delaware Economic Development Authority,
      Andrews School Project (RB)
      (VRDN)
      2.500%, 09/01/32                                     2,450          2,450
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 0.7%
   District of Columbia, Field School
      Project (RB)
      Series B (LOC - Wachovia Bank)
      (VRDN)
      2.540%, 07/01/31                                     3,840          3,840
--------------------------------------------------------------------------------
FLORIDA -- 1.6%
   Gainesville Utilities System (TECP)
      2.740%, 09/08/05                                     9,659          9,659
--------------------------------------------------------------------------------
GEORGIA -- 3.3%
   Athens-Clarke County Development Authority,
      University of Georgia Athletic Association
      Project (RB) (LOC - Bank of America)
      (VRDN)
      2.330%, 08/01/33                                     1,800          1,800
   Athens-Clarke County Unified Development
      Authority (RB) (VRDN)
      2.330%, 07/01/35                                     1,000          1,000

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   Burke County Pollution Control, Oglethorpe
      Power Company (TECP)
      2.450%, 10/04/05                               $     4,600     $    4,600
      2.470%, 10/12/05                                     7,000          7,000
   Gainesville Redevelopment Authority,
      Riverside Military Project (RB)
      (LOC - Suntrust Bank) (VRDN)
      2.490%, 12/01/25                                     5,000          5,000
                                                                     ----------
                                                                         19,400
--------------------------------------------------------------------------------
ILLINOIS -- 5.2%
   Illinois State Development Finance Authority,
      Jewish Federation Project (RB) (AMBAC)
      (VRDN)
      2.400%, 09/01/24                                     1,270          1,270
   Illinois State Development Finance Authority,
      Loyola Academy Project (RB) Series A
      (LOC - Northern Trust Company) (VRDN)
      2.400%, 10/01/27                                     5,000          5,000
   Illinois State Educational Facilities
      Authority, Chicago Historical Society
      Project (VRDN)
      2.400%, 12/01/25                                     6,100          6,100
   Illinois State Educational Facilities
      Authority, Lake Forest Open Lands Project
      (RB) (LOC - Northern Trust Company) (VRDN)
      2.400%, 08/01/33                                     6,100          6,100
   Illinois State Educational Facilities
      Authority, Xavier University Project (RB)
      Series A (LOC - LaSalle Bank) (VRDN)
      2.510%, 10/01/32                                     6,700          6,700
   Illinois State Finance Authority,
      Northwestern Memorial Hospital Project
      (RB) Series B (VRDN)
      2.340%, 08/15/38                                     1,500          1,500
   Naperville, Dupage Children's Museum (RB)
      (LOC - American National Bank & Trust) (VRDN)
      2.400%, 06/01/30                                     2,500          2,500
   Normal County (GO) (VRDN)
      2.400%, 06/01/23                                     1,750          1,750
                                                                     ----------
                                                                         30,920
--------------------------------------------------------------------------------
INDIANA -- 4.7%
   Evansville Industrial Economic Development
      Authority, Ball Corporation Project (RB)
      (LOC - Bank One) (VRDN)
      2.400%, 12/01/08                                     2,500          2,500
   Indiana State Development Finance Authority,
      Eitteljorg Museum Project (TECP)
      (LOC - JP Morgan Chase)
      2.400%, 02/01/24                                     4,100          4,100
   Indiana State Development Finance Authority,
      University High School Project (RB)
      (LOC -Key Bank) (VRDN)
      2.600%, 10/01/30                                     4,500          4,500

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   Indiana State Educational Facilities
      Authority, University of Indianapolis
      Project (RB) (LOC - Fifth Third Bank)
      (VRDN)
      2.370%, 10/01/30                               $    10,000     $   10,000
   Indiana State Educational Facilities
      Authority, Wesleyan University Project (RB)
      (LOC - Bank of America) (VRDN)
      2.500%, 12/01/15                                     1,600          1,600
   Indiana State Health Facilities Authority,
      Capital Access Program (RB)
      (LOC - Comerica Bank) (VRDN)
      2.380%, 01/01/12                                       550            550
   Marion Industrial Economic Development
      Authority, Wesleyan University Project (RB)
      (LOC - Bank One) (VRDN)
      2.350%, 06/01/30                                     4,400          4,400
                                                                     ----------
                                                                         27,650
--------------------------------------------------------------------------------
KANSAS -- 2.0%
   Burlington Pollution Control Authority,
      Kansas Electric Project (RB) (TECP)
      2.690%, 10/04/05                                     5,000          5,000
      2.700%, 11/10/05                                     6,800          6,800
                                                                     ----------
                                                                         11,800
--------------------------------------------------------------------------------
LOUISIANA -- 2.4%
   Plaquemines Port Harbor & Terminal District
      Facilities, Chevron Pipe Line Project (RB)
      (VRDN)
      1.600%, 09/01/05                                     6,000          6,000
   St. James Parish Pollution Control, Texaco
      Project (RB) Series A (VRDN)
      2.600%, 10/13/05                                     8,000          8,000
                                                                     ----------
                                                                         14,000
--------------------------------------------------------------------------------
MICHIGAN -- 4.1%
   Michigan State Building Authority (RB) (TECP)
      2.680%, 10/13/05                                    15,000         15,000
   University of Michigan Hospital (RB) Series
      A-2 (VRDN)
      2.350%, 12/01/24                                     1,000          1,000
   Woodhaven Brownstown School District,
      School Building & Site Project (GO)
      Series B (VRDN)
      2.490%, 05/01/34                                     8,000          8,000
                                                                     ----------
                                                                         24,000
--------------------------------------------------------------------------------
MINNESOTA -- 0.3%
   Minneapolis Revenue Authority, University
      Gateway Project (RB) Series B (VRDN)
      2.410%, 12/01/27                                     2,050          2,050
--------------------------------------------------------------------------------

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
MISSISSIPPI -- 2.6%
   Jackson County Port Facilities, Chevron USA
      Incorporated Project (RB) (VRDN)
      2.380%, 06/01/23                               $     5,390     $    5,390
   Jackson County Water System (GO) (VRDN)
      2.650%, 02/01/06                                     4,400          4,400
   Mississippi Development Bank Special
      Obligation, Municipal Gas Authority (RB) (VRDN)
      2.480%, 07/01/15                                     5,480          5,480
                                                                     ----------
                                                                         15,270
--------------------------------------------------------------------------------
MISSOURI -- 0.7%
   Missouri Health and Educational Facilities
      Authority, Washington University Project
      (RB) Series A (VRDN)
      2.330%, 09/01/30                                     1,600          1,600
   Missouri Health and Educational Facilities
      Authority, Washington University Project
      (RB) Series B (VRDN)
      2.330%, 09/01/30                                     2,400          2,400
                                                                     ----------
                                                                          4,000
--------------------------------------------------------------------------------
NEBRASKA -- 0.3%
   American Public Energy Agency Gas Supply
      (RB) Series A (VRDN)
      2.480%, 12/01/15                                     2,000          2,000
--------------------------------------------------------------------------------
NEVADA -- 2.0%
   Clark County School District (GO) Series A
      (VRDN)
      2.250%, 06/15/21                                       450            450
   Las Vegas Valley Water District (TECP)
      2.550%, 10/12/05                                     6,000          6,000
      2.640%, 10/18/05                                     3,600          3,600
      2.680%, 11/02/05                                     2,000          2,000
                                                                     ----------
                                                                         12,050
--------------------------------------------------------------------------------
NEW HAMPSHIRE -- 0.7%
   New Hampshire Higher Educational & Health
      Facilities Authority, New England
      Incorporated Project (RB) Series B
      (AMBAC) (VRDN)
      2.400%, 12/01/25                                     4,300          4,300
--------------------------------------------------------------------------------
NORTH CAROLINA -- 9.2%
   Charlotte Water and Sewer System (BAN) (GO)
      2.750%, 04/06/06                                     5,000          5,000
      2.900%, 05/11/06                                     7,000          7,000
   Guilford County Recreational Facilities
      Authority, YMCA Project (RB)
      (LOC - Branch Banking & Trust) (VRDN)
      2.520%, 02/01/23                                     2,300          2,300
   Mecklenburg County (GO) Series C (VRDN)
      2.380%, 02/01/21                                     7,400          7,400
      2.380%, 02/01/22                                     1,500          1,500

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   Mecklenburg County (GO) Series E (VRDN)
      2.380%, 04/01/18                               $     8,200     $    8,200
   North Carolina Capital Facilities Financing
      Authority, Greensboro Day School Project
      (RB) (LOC - Bank of America) (VRDN)
      2.500%, 07/01/21                                     5,445          5,445
   North Carolina Capital Facilities Financing
      Authority, Mars Hill College Project (RB)
      (LOC - Branch Banking & Trust) (VRDN)
      2.520%, 07/01/21                                     3,365          3,365
   North Carolina Educational Facilities Finance
      Agency, Belmont Abbey College Project (RB)
      (LOC - Wachovia Bank) (VRDN)
      2.490%, 06/01/18                                     1,000          1,000
   North Carolina Medical Care Commission,
      Rutherford Hospital Project (RB)
      (LOC - Branch Banking & Trust) (VRDN)
      2.520%, 09/01/21                                     1,700          1,700
   North Carolina State Public Improvement
      (RB) Series F (VRDN)
      2.440%, 05/01/21                                     9,000          9,000
   University of North Carolina, Chapel Hill
      Hospital Project (RB) Series B (VRDN)
      2.330%, 07/01/25                                     2,400          2,400
                                                                     ----------
                                                                         54,310
--------------------------------------------------------------------------------
OHIO -- 10.0%
   Cuyahoga County Port Authority, Euclid
      Garage Office Project (RB)
      (LOC - Fifth Third Bank) (VRDN)
      2.400%, 01/01/34                                     5,000          5,000
   Franklin County Hospital Authority, Holy
      Cross Health Systems Project (RB) (VRDN)
      2.500%, 06/01/16                                     2,100          2,100
   Hunting Valley (BAN) (GO)
      2.250%, 10/06/05                                     3,750          3,752
   Ohio State (GO) Series B (VRDN)
      2.320%, 08/01/17                                    11,500         11,500
   Ohio State Air Quality Pollution Control
      Development Authority, Toledo Edison
      Project (RB) Series A
      (LOC - Wachovia Bank) (VRDN)
      2.300%, 06/01/23                                     5,000          5,000
   Ohio State Higher Educational Facilities
      Authority, Case Western Reserve University
      Project (RB) Series A (VRDN)
      2.320%, 10/01/31                                    12,550         12,550
      2.300%, 10/01/31                                     4,950          4,950
   Ohio State Higher Educational Facilities
      Authority, Pooled Financing Program (RB)
      Series A (LOC - Fifth Third Bank) (VRDN)
      2.500%, 09/01/24                                       470            470
   Ohio State University (TECP)
      2.550%, 09/29/05                                     5,000          5,000

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   University of Toledo General Receipts (RB)
      (FGIC) (VRDN)
      2.320%, 06/01/32                               $     2,880     $    2,880
   Washington County Hospital, Marietta Area
      Health Facilities (RB)
      (LOC - Fifth Third Bank) (VRDN)
      2.510%, 12/01/26                                     1,690          1,690
      2.510%, 06/01/27                                     4,005          4,005
                                                                     ----------
                                                                         58,897
--------------------------------------------------------------------------------
PENNSYLVANIA -- 20.6%
   Allegheny County Higher Education Building
      Authority, Carnegie Mellon University
      Project (RB) (VRDN)
      2.300%, 12/01/33                                    14,150         14,150
   Berks County Industrial Development
      Authority, Kutztown Resource Recovery
      Management Project (RB)
      (LOC - Wachovia Bank) (VRDN)
      2.590%, 12/01/30                                     4,120          4,120
   Chester County Industrial Development
      Authority, Archdiocese of Philadelphia(RB)
      (LOC - Wachovia Bank) (VRDN)
      2.300%, 07/01/31                                     1,500          1,500
   Dallastown Area School District (GO)
      (FGIC) (VRDN)
      2.540%, 05/01/20                                     2,925          2,925
   Delaware County (TECP)
      2.530%, 10/19/05                                     3,925          3,925
   Delaware County Industrial Development
      Authority (RB) Series G (VRDN)
      2.320%, 12/01/31                                       950            950
   Delaware County Industrial Development
      Authority, Scott Paper Company Project
      (RB) Series A (VRDN)
      2.380%, 12/01/18                                     3,800          3,800
   Delaware County Industrial Development
      Authority, Scott Paper Company Project
      (RB) Series C (VRDN)
      2.380%, 12/01/18                                     2,000          2,000
   Delaware County Industrial Development
      Authority, Scott Paper Company Project
      (RB) Series D (VRDN)
      2.380%, 12/01/18                                     4,000          4,000
   Geisinger Health System Authority (RB)
      (VRDN)
      2.340%, 08/01/22                                     8,100          8,100
   Gettysburg Area Industrial Development
      Authority, Brethren Home Community
      Project (RB) Series A
      (LOC - Wachovia Bank) (VRDN)
      2.490%, 06/01/24                                     2,490          2,490
   Harrisburg Authority, Cumberland Valley
      School District Project (RB)
      Sub-Series B (FSA) (VRDN)
      2.540%, 03/01/34                                     8,900          8,900

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   Harrisburg Authority, West Brandywine (RB)
      Sub-Series D (FSA) (VRDN)
      2.540%, 03/01/34                               $     2,900     $    2,900
   Harrisburg Water Authority (RB) (FGIC)
      (VRDN)
      2.540%, 07/15/29                                     2,645          2,645
   Manheim Township School District (GO)
      (FSA) (VRDN)
      2.540%, 06/01/16                                     2,000          2,000
   Montgomery County Higher Educational
      Facilities Authority, William Penn Charter
      School Project (RB) (LOC - PNC Bank)
      (VRDN)
      2.520%, 09/15/31                                     4,800          4,800
   New Garden General Authority, Municipal
      Pooled Financing Program (RB) Series II
      (FSA) (VRDN)
      2.450%, 12/01/33                                     5,000          5,000
   Pennsylvania State Higher Education
      Facilities Authority, Association of
      Independent Colleges & Universities (RB)
      Series J-2 (LOC - PNC Bank) (VRDN)
      2.520%, 05/01/27                                     2,200          2,200
   Pennsylvania State Higher Education
      Facilities Authority, Carnegie Mellon
      University (RB) Series C (VRDN)
      2.330%, 11/01/29                                     1,650          1,650
   Pennsylvania State Turnpike Commission (RB)
      Series A-3 (VRDN)
      2.380%, 12/01/30                                     6,000          6,000
   Pennsylvania State Turnpike Commission (RB)
      Series Q (VRDN)
      2.300%, 06/01/27                                     3,000          3,000
   Pennsylvania State University (RB) Series A
      (VRDN)
      2.490%, 04/01/31                                     4,000          4,000
   Philadelphia Hospital & Higher Education
      Facilities Authority, Children's Hospital
      Project (RB) (VRDN)
      2.340%, 02/15/21                                     2,700          2,700
      2.320%, 07/01/22                                       600            600
   Philadelphia Hospital & Higher Education
      Facilities Authority, Children's Hospital
      Project (RB) Series A (VRDN)
      2.340%, 02/15/14                                     4,000          4,000
   Philadelphia Industrial Development Authority,
      1100 Walnut Associates Project
      (RB) (LOC - PNC Bank) (VRDN)
      2.600%, 12/01/14                                     3,000          3,000
   Philadelphia Industrial Development Authority,
      Girard Estate Facilities Project (RB)
      (LOC - Morgan Guaranty Trust) (VRDN)
      2.470%, 11/30/31                                     9,600          9,600

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   Sayre Health Care Facilities Authority, Capital
      Financing Project (RB) Series A (AMBAC)
      (VRDN)
      2.400%, 12/01/20                               $     4,500     $    4,500
   Sayre Health Care Facilities Authority, Capital
      Financing Project (RB) Series K (AMBAC)
      (VRDN)
      2.370%, 12/01/20                                     2,000          2,000
   Sayre Health Care Facilities Authority, Capital
      Financing Project (RB) Series M (AMBAC)
      (VRDN)
      2.400%, 12/01/20                                     4,000          4,000
                                                                     ----------
                                                                        121,455
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 2.3%
   South Carolina State Public Service (TECP)
      2.550%, 10/11/05                                     8,591          8,591
      2.650%, 10/21/05                                     5,000          5,000
                                                                     ----------
                                                                         13,591
--------------------------------------------------------------------------------
TENNESSEE -- 4.4%
   Blount County Health, Educational and
      Housing Facilities Authority, Presbyterian
      Homes Project (RB) (LOC - Suntrust Bank)
      (VRDN)
      2.490%, 01/01/19                                     6,575          6,575
   Clarksville Building Authority (RB) (VRDN)
      2.330%, 07/01/34                                       700            700
   Tennessee State (TECP)
      2.550%, 09/07/05                                     5,000          5,000
      2.450%, 09/13/05                                     7,900          7,900
   Tennessee State School Board (TECP)
      2.650%, 10/21/05                                     3,000          3,000
      2.550%, 10/24/05                                     2,600          2,600
                                                                     ----------
                                                                         25,775
--------------------------------------------------------------------------------
TEXAS -- 7.6%
   Brownsville Utilities System, Subordinate
      Lien Project (RB) Series A (MBIA) (VRDN)
      2.350%, 09/01/27                                     5,800          5,800
   Denton Independent School District (GO)
      (VRDN)
      3.000%, 08/14/06                                     4,700          4,700
   Gulf Coast Industrial Development
      Authority, Amoco Oil Project (RB) (VRDN)
      2.750%, 12/01/05                                     4,000          4,000
   Harris County Toll Road (TECP)
      2.450%, 09/14/05                                     3,150          3,150
      2.640%, 10/07/05                                     5,000          5,000
   San Antonio Health Facilities Authority,
      Clinical Foundation Project (RB)
      (LOC - Wells Fargo Bank) (VRDN)
      2.510%, 06/01/20                                     2,000          2,000

                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
   San Antonio Higher Education Authority,
     Trinity University Project (RB)
     (LOC - Bank of America) (VRDN)
     2.340%, 06/01/33                                $     1,300     $    1,300
   Texas State (TRAN)
     4.500%, 08/31/06                                      9,000          9,131
   University of Texas (TECP) Series A
     3.500%, 10/05/05                                     10,000         10,013
                                                                     ----------
                                                                         45,094
--------------------------------------------------------------------------------
UTAH -- 3.3%
   Eagle Mountain Gas & Electric (RB)
      (LOC - BNP Paribas) (VRDN)
      2.500%, 12/01/25                                     6,300          6,300
   Intermountain Power Agency (TECP)
      2.200%, 09/15/05                                     7,250          7,250
   Intermountain Power Agency, Power Supply
      (RB) Series F (VRDN)
      2.730%, 12/01/05                                     6,000          6,000
                                                                     ----------
                                                                         19,550
--------------------------------------------------------------------------------
VERMONT -- 1.3%
   Vermont Education and Health Building
      Finance Agency, Middlebury College Project
      (RB) Series A (VRDN)
      1.960%, 11/01/27                                     7,520          7,520
--------------------------------------------------------------------------------
VIRGINIA -- 2.1%
   Lynchburg Industrial Development Authority,
      Mid Atlantic Hospital (RB) Series C
      (AMBAC) (VRDN)
      2.400%, 12/01/25                                     2,100          2,100
   Lynchburg Industrial Development Authority,
      Mid Atlantic Hospital (RB) Series F
      (AMBAC) (VRDN)
      2.400%, 12/01/25                                     9,100          9,100
   Roanoke Health Care Facilities Authority,
     Carillion Health Care Project (RB) (VRDN)
      2.280%, 07/01/27                                     1,000          1,000
                                                                     ----------
                                                                         12,200
--------------------------------------------------------------------------------
WASHINGTON -- 1.7%
   Washington Health Care Facilities Authority,
      National Healthcare Research & Educational
      Project (RB) (LOC - BNP Paribas) (VRDN)
      2.400%, 01/01/32                                     4,900          4,900
   Washington Health Care Facilities Authority,
      Sisters of St. Joseph Peace (RB) (VRDN)
      2.470%, 04/01/18                                     5,000          5,000
                                                                     ----------
                                                                          9,900
--------------------------------------------------------------------------------

                                                     PAR (000)/        VALUE
                                                  NUMBER OF SHARES      (000)
--------------------------------------------------------------------------------
WISCONSIN -- 0.5%
   Wisconsin Health & Educational Facilities
      Authority, Divine Savior Healthcare (RB)
      Series B (LOC - Bank One) (VRDN)
      2.390%, 05/01/32                               $     2,900     $    2,900
--------------------------------------------------------------------------------

Total Municipal Securities (Cost $594,941)                              594,941
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.6%
   AIM Tax-Free Investments Trust Cash Reserve
      Portfolio                                        1,929,121          1,929
   Goldman Sachs Financial Square Tax-Exempt
      Money Market Fund                                1,327,305          1,327
--------------------------------------------------------------------------------

Total Money Market Funds (Cost $3,256)                                    3,256
--------------------------------------------------------------------------------

Total Investments -- 101.4% (Cost $598,197)*                            598,197
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (1.4)%                                     (8,123)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $  590,074
--------------------------------------------------------------------------------

* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

BAN -- BOND ANTICIPATION NOTE

FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION

FSA -- FEDERAL SECURITY ASSURANCE

GO -- GENERAL OBLIGATION

LOC -- LETTER OF CREDIT

MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

RB -- REVENUE BOND

TECP -- TAX EXEMPT COMMERCIAL PAPER

TRAN -- TAX AND REVENUE ANTICIPATION NOTE

VRDN -- VARIABLE RATE DEMAND NOTE: THE RATE SHOWN IS THE RATE IN EFFECT ON
        AUGUST 31, 2005, AND THE DATE SHOWN IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT TREASURY MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                     PAR (000)/        VALUE
                                                  NUMBER OF SHARES     (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 99.5%
U.S. TREASURY BILLS+ -- 97.0%
      3.035%, 09/01/05                            $       30,200     $   30,200
      3.071%, 09/08/05                                    25,500         25,485
      3.176%, 09/15/05                                    38,500         38,453
      3.199%, 09/22/05                                    24,500         24,454
      3.238%, 09/29/05                                     6,000          5,985
      3.133%, 10/06/05                                    14,000         13,957
      2.998%, 10/13/05                                     5,000          4,982
      3.230%, 10/20/05                                     8,000          7,965
      3.293%, 10/27/05                                     7,000          6,964
      3.177%, 11/03/05                                    12,000         11,933
      3.417%, 11/10/05                                     5,000          4,967
      3.420%, 11/17/05                                     7,000          6,949
      3.428%, 11/25/05                                     4,000          3,968
      3.475%, 12/22/05                                     3,000          2,967
      3.575%, 01/12/06                                     2,000          1,974
      3.635%, 02/02/06                                     1,500          1,477
                                                                     ----------
                                                                        192,680
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 2.5%
      5.750%, 11/15/05                                     5,000          5,021
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $197,701)                         197,701
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.7%
   Federated U.S. Treasury Cash Reserve Money
      Market Fund                                        184,973            185
   Goldman Sachs Financial Square Treasury
      Money Market Fund                                1,277,769          1,278
--------------------------------------------------------------------------------

Total Money Market Funds (Cost $1,463)                                    1,463
--------------------------------------------------------------------------------

Total Investments -- 100.2% (Cost $199,164)*                            199,164
--------------------------------------------------------------------------------

Other Assets & Liabilities  -- (0.2)%                                      (487)
--------------------------------------------------------------------------------

TOTAL NET ASSETS-- 100.0%                                            $  198,677
--------------------------------------------------------------------------------

* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.

+ THE RATE SHOWN IS THE EFFECTIVE YIELD AT PURCHASE DATE.

SEE NOTES TO SCHEDULES OF INVESTMENTS.

ALLEGIANT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

1. INVESTMENT VALUATION

Investment securities of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities quoted on the NASD National Markets system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid and asked prices. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems to determine value. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

The investments of the Money Market Funds are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Futures contracts are valued at the daily quoted settlement prices.

Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

The Aggressive Allocation and Conservative Allocation Funds invest in underlying Allegiant Funds. The investments in underlying Allegiant Funds or in any other mutual funds are valued at their respective net asset values as determined by those Funds each business day.

The Board of Trustees has approved fair value pricing methods to be used in determining the good faith value of the investment securities of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates it net asset value ("NAV") (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. As of August 31, 2005, two investments, Seagate and Progress Energy, held by Allegiant S&P 500 Index Fund, and one investment, Thirth-Seventh FHA Insurance Project, held by Allegiant Total Return Advantage Fund, were fair valued

2. INVESTMENT TRANSACTIONS

Investment transactions are recorded on trade date.

3. AFFILIATED MONEY MARKET FUNDS

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the Allegiant Money Market Funds or Allegiant Advantage Institutional Money Market Fund, provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        Allegiant Funds
--------------------------------------------------------------------------------

By (Signature and Title)*           /s/ Herbert R. Martens, Jr.
                         -------------------------------------------------------
                                    Herbert R. Martens, Jr., President
                                    Chief Executive Officer & Trustee
                                    (principal executive officer)

Date                                October 30, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Herbert R. Martens, Jr.
                         -------------------------------------------------------
                                    Herbert R. Martens, Jr., President
                                    Chief Executive Officer & Trustee
                                    (principal executive officer)

Date                                October 30, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/ Dennis J. Westley
                         -------------------------------------------------------
                                    Dennis J. Westley, Treasurer
                                    (principal financial officer)

Date                                October 25, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.